United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period:  June 28, 2024

Item 1. Report to Stockholders

(a)           A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is provided.

(b)           Not applicable.

Thrivent Diversified Income Plus Fund

Class A: AAHYX

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Diversified Income Plus Fund (the Fund) for the six months ended June 28, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$46	0.46%

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$977,022,230	1,938	28%	$1,177,469

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
U.S. Treasury Notes	1.6%
Thrivent Core International Equity Fund	1.3%
U.S. Treasury Notes	1.2%
U.S. Treasury Bonds	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	69.7%
Common Stock	14.2%
Registered Investments Companies	10.5%
Short-Term Investments	4.5%
Preferred Stock	1.1%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	21.9%
Financials	11.8%
U.S. Affiliated Registered Investment Companies	9.1%
Asset-Backed Securities	6.4%
Collateralized Mortgage Obligations	6.2%
Information Technology	5.7%
U.S. Government & Agencies	5.2%
Consumer Discretionary	5.1%
Consumer Staples	3.8%
Materials	3.8%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Diversified Income Plus Fund

Class S: THYFX

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Diversified Income Plus Fund (the Fund) for the six months ended June 28, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$34	0.34%

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$977,022,230	1,938	28%	$1,389,981

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
U.S. Treasury Notes	1.6%
Thrivent Core International Equity Fund	1.3%
U.S. Treasury Notes	1.2%
U.S. Treasury Bonds	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	69.7%
Common Stock	14.2%
Registered Investments Companies	10.5%
Short-Term Investments	4.5%
Preferred Stock	1.1%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	21.9%
Financials	11.8%
U.S. Affiliated Registered Investment Companies	9.1%
Asset-Backed Securities	6.4%
Collateralized Mortgage Obligations	6.2%
Information Technology	5.7%
U.S. Government & Agencies	5.2%
Consumer Discretionary	5.1%
Consumer Staples	3.8%
Materials	3.8%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Multidimensional Income Fund

Class S: TMLDX

Semi-Annual Shareholder Report - June 28, 2024

This semi-annual shareholder report contains important information about the Thrivent Multidimensional Income Fund (the Fund) for the six months ended June 28, 2024.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$37	0.37%

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$49,078,843	749	16%	$139,199

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.7%
U.S. Treasury Notes	6.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	6.0%
U.S. Treasury Notes	4.3%
U.S. Treasury Notes	2.0%
U.S. Treasury Bonds	2.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.7%
Vanguard Short-Term Corporate Bond ETF	1.5%
U.S. Treasury Notes	1.3%

Major Market Sectors (% of Net Assets)

Financials	18.9%
U.S. Government & Agencies	15.9%
U.S. Unaffiliated Registered Investment Companies	10.3%
Mortgage-Backed Securities	10.1%
U.S. Affiliated Registered Investment Companies	7.7%
Consumer Cyclical	6.3%
Energy	5.9%
Communications Services	4.5%
Consumer Non-Cyclical	3.7%
Utilities	3.6%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	9.2
Non-Rated	3.0
D	0.1
C	0.0
CA	0.0
CAA	1.5
B	19.0
BA	23.4
BAA	12.8
A	2.8
AA	0.5
AAA	0.0
U.S. Gov't Guaranteed	27.7

Material Fund Changes

On or about August 16, 2024, the Fund merged into Thrivent Opportunity Income Plus Fund. A copy of Thrivent Opportunity Income Plus Fund's semiannual shareholder report is available upon request.

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	72.7%
Registered Investments Companies	18.1%
Preferred Stock	5.1%
Short-Term Investments	3.9%
Common Stock	0.2%

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)        Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s unaudited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.

8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

9. Proxy Disclosures for Open-End Management Investment Companies.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

 Information is included in the financial statements filed under Item 7 of this Form N-CSR.

11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable (see Item 2).

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

Financial Statements and Additional
Information
June 28, 2024
Thrivent Mutual Funds
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Table of Contents
Schedule of Investments
Thrivent Diversified Income Plus Fund 2
Thrivent Multidimensional Income Fund 37
Statement of Assets and Liabilities 54
Statement of Operations 55
Statement of Changes in Net Assets 56
Notes to Financial Statements 57
Financial Highlights 70
Change in and Disagreement with Accountants 72
Proxy Disclosures 73
Remuneration Paid to Directors, Officers, and Others 74
Statement Regarding Basis for Approval of
Investment Advisory Contract 75

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 69.8% ) Value
Asset-Backed Securities (6.4%)
510 Asset Backed Trust
$ 797,355
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 773,555
855,792
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
837,674
775,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
a,b
753,476
720 East CLO, Ltd.
1,700,000
9.575%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
1,714,059
Affirm Asset Securitization Trust
1,500,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
a
1,505,545
1,250,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
1,264,892
258,814
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
259,640
1,500,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,495,315
Anchorage Capital CLO 21, Ltd.
1,225,000
7.986%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,c
1,225,371
Ares XL CLO, Ltd.
1,200,000
8.390%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
1,200,138
Barings CLO, Ltd.
600,000
8.736%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,c
602,001
Business Jet Securities, LLC
935,303
4.455%,  6/15/2037, Ser.
2022-1A, Class A
*
903,233
1,750,175
6.197%,  5/15/2039, Ser.
2024-1A, Class A
*
1,756,007
CarVal CLO, Ltd.
1,700,000
9.025%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,c
1,706,171
Cascade Funding Mortgage Trust,
LLC
915,678
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
898,089
Dryden 36 Senior Loan Fund
1,025,000
7.640%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,c
1,026,025
FirstKey Homes Trust
1,400,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
1,321,550
Hotwire Funding, LLC
1,500,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,518,439
Madison Park Funding XVIII, Ltd.
1,725,000
7.486%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,c
1,725,811
MetroNet Infrastructure Issuer, LLC
1,500,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,515,127
Principal
Amount Long-Term Fixed Income (69.8%) Value
Asset-Backed Securities (6.4%) - continued
Neuberger Berman CLO, Ltd.
$ 1,650,000
8.590%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,c
$ 1,650,919
OZLM VIII, Ltd.
1,400,000
7.229%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
1,400,738
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
1,250,000
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
1,250,276
Pagaya AI Technology in Housing
Trust
1,700,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,648,853
Preston Ridge Partners Mortgage
Trust, LLC
425,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
a,b
409,916
Pretium Mortgage Credit Partners,
LLC
1,900,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,b
1,770,994
1,376,699
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,b
1,372,863
1,423,274
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,b
1,420,083
1,539,864
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,b
1,545,236
1,253,652
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
*,b
1,148,397
1,300,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,b
1,200,245
Progress Residential Trust
2,350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
2,219,238
RCO VII Mortgage, LLC
1,316,623
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
1,312,549
Renaissance Home Equity Loan
Trust
1,429,634
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
b
536,119
Saxon Asset Securities Trust
567,623
3.242%,  8/25/2035, Ser.
2004-2, Class MF2
c
475,149
Sculptor CLO, Ltd.
950,000
7.986%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,c
949,960
Silver Point CLO 2, Ltd.
1,800,000
8.025%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,c
1,812,280
Stanwich Mortgage Loan
Company, LLC
640,014
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,b
622,356
Stratus Static CLO, Ltd.
1,400,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
1,400,438

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Asset-Backed Securities (6.4%) - continued
Symphony CLO XX, Ltd.
$ 1,050,000
8.337%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,c,d
$ 1,053,150
Unlock HEA Trust
1,453,824
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,427,853
1,488,631
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,466,138
Upstart Securitization Trust
246,167
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
246,804
VCAT Asset Securitization, LLC
359,973
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,b
365,926
Vericrest Opportunity Loan
Transferee
1,280,469
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,b
1,183,854
1,588,750
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,b
1,476,973
1,117,803
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,b
1,001,894
330,394
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
303,058
1,695,292
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,b
1,506,311
400,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
349,462
Whitebox CLO I, Ltd.
500,000
7.318%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,c
500,000
Whitebox CLO III, Ltd.
1,225,000
7.790%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,c
1,227,270
Whitebox CLO IV, Ltd.
1,250,000
7.925%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,c
1,263,595
Wind River CLO, Ltd.
950,000
7.586%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
950,385
Total 62,471,400
Basic Materials (1.1%)
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
96,000 8.625%,  6/15/2029
a
98,520
ATI, Inc.
268,000 7.250%,  8/15/2030 276,645
ATI, Inc., Convertible
210,000 3.500%,  6/15/2025 751,485
Axalta Coating Systems Dutch
Holding B BV
216,000 7.250%,  2/15/2031
a
224,304
Cascades, Inc./Cascades USA,
Inc.
297,000 5.125%,  1/15/2026
a
292,459
Principal
Amount Long-Term Fixed Income (69.8%) Value
Basic Materials (1.1%) - continued
Chemours Company
$ 524,000 5.750%,  11/15/2028
a
$ 483,781
Cleveland-Cliffs, Inc.
317,000 5.875%,  6/1/2027 314,778
210,000 4.625%,  3/1/2029
a
198,725
Consolidated Energy Finance SA
709,000 5.625%,  10/15/2028
a
602,807
Ecolab, Inc.
174,000 2.125%,  2/1/2032 142,797
First Quantum Minerals, Ltd.
149,000 6.875%,  10/15/2027
a
145,566
FMC Corporation
135,000 5.150%,  5/18/2026 134,058
Glencore Funding, LLC
136,000 5.893%,  4/4/2054
a
130,748
196,000 4.000%,  3/27/2027
a
188,936
259,000 6.125%,  10/6/2028
a
265,122
Hecla Mining Company
160,000 7.250%,  2/15/2028 160,087
Hudbay Minerals, Inc.
370,000 4.500%,  4/1/2026
a
361,940
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
142,000 9.000%,  7/1/2028
a
143,124
INEOS Finance plc
353,000 7.500%,  4/15/2029
a
356,640
International Flavors & Fragrances,
Inc.
201,000 1.230%,  10/1/2025
a
190,106
Mercer International, Inc.
143,000 5.125%,  2/1/2029
e
125,854
Methanex Corporation
179,000 5.125%,  10/15/2027 172,659
119,000 5.250%,  12/15/2029 114,814
Mineral Resources, Ltd.
74,000 9.250%,  10/1/2028
a
77,665
Mosaic Company
198,000 5.375%,  11/15/2028 198,708
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
200,000 5.350%,  3/15/2034
a
199,686
Novelis Corporation
150,000 3.250%,  11/15/2026
a
141,151
210,000 4.750%,  1/30/2030
a
194,818
150,000 3.875%,  8/15/2031
a
129,867
Nutrien, Ltd.
273,000 4.000%,  12/15/2026 264,146
OCI NV
264,000 4.625%,  10/15/2025
a
259,405
Olin Corporation
189,000 5.125%,  9/15/2027 183,330
Peabody Energy Corporation,
Convertible
223,000 3.250%,  3/1/2028
e
292,465
SCIL IV, LLC/SCIL USA Holdings,
LLC
250,000 5.375%,  11/1/2026
a
241,736
Smurfit Kappa Treasury, ULC
210,000 5.777%,  4/3/2054
a
208,822
SNF Group SACA
392,000 3.375%,  3/15/2030
a
338,066

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Basic Materials (1.1%) - continued
SunCoke Energy, Inc.
$ 435,000 4.875%,  6/30/2029
a
$ 394,096
Taseko Mines, Ltd.
248,000 8.250%,  5/1/2030
a
253,709
Tronox, Inc.
124,000 4.625%,  3/15/2029
a
111,933
United States Steel Corporation
468,000 6.875%,  3/1/2029 470,262
United States Steel Corporation,
Convertible
242,000 5.000%,  11/1/2026 688,248
Westlake Corporation
130,000 3.600%,  8/15/2026 125,088
Total 10,649,156
Capital Goods (2.0%)
AAR Escrow Issuer, LLC
161,000 6.750%,  3/15/2029
a
164,121
Advanced Drainage Systems, Inc.
282,000 6.375%,  6/15/2030
a
283,019
Amcor Finance USA, Inc.
136,000 5.625%,  5/26/2033 137,484
Array Technologies, Inc.,
Convertible
294,000 1.000%,  12/1/2028 237,173
BAE Systems plc
200,000 5.500%,  3/26/2054
a
195,549
Boeing Company
136,000 6.858%,  5/1/2054
a
139,559
412,000 5.930%,  5/1/2060 368,349
326,000 4.875%,  5/1/2025 322,538
222,000 2.196%,  2/4/2026 208,652
197,000 3.250%,  3/1/2028 179,625
293,000 5.150%,  5/1/2030 281,364
68,000 6.528%,  5/1/2034
a
69,625
Bombardier, Inc.
56,000 7.875%,  4/15/2027
a
56,143
146,000 6.000%,  2/15/2028
a
144,320
258,000 7.250%,  7/1/2031
a
264,894
338,000 7.000%,  6/1/2032
a
342,695
Brand Industrial Services, Inc.
279,000 10.375%,  8/1/2030
a
301,514
Builders FirstSource, Inc.
250,000 5.000%,  3/1/2030
a
236,491
Camelot Return Merger Sub, Inc.
120,000 8.750%,  8/1/2028
a
117,648
Canpack SA/Canpack US, LLC
498,000 3.875%,  11/15/2029
a
446,436
Carrier Global Corporation
265,000 2.722%,  2/15/2030 234,114
Chart Industries, Inc.
446,000 7.500%,  1/1/2030
a
460,881
Chart Industries, Inc., Convertible
192,000 1.000%,  11/15/2024 472,808
Clydesdale Acquisition Holdings,
Inc.
58,000 6.625%,  4/15/2029
a
57,004
Crown Cork & Seal Company, Inc.
377,000 7.375%,  12/15/2026 389,521
Principal
Amount Long-Term Fixed Income (69.8%) Value
Capital Goods (2.0%) - continued
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
$ 407,000 6.625%,  12/15/2030
a
$ 410,175
EquipmentShare.com, Inc.
125,000 8.625%,  5/15/2032
a
129,615
ESAB Corporation
98,000 6.250%,  4/15/2029
a
98,588
Fluor Corporation, Convertible
523,000 1.125%,  8/15/2029
a
596,482
Gates Corporation
73,000 6.875%,  7/1/2029
a
74,273
GFL Environmental, Inc.
311,000 4.000%,  8/1/2028
a
289,046
403,000 3.500%,  9/1/2028
a
371,513
Greenbrier Companies, Inc.,
Convertible
330,000 2.875%,  4/15/2028 353,760
H&E Equipment Services, Inc.
669,000 3.875%,  12/15/2028
a
603,618
Herc Holdings, Inc.
203,000 5.500%,  7/15/2027
a
199,823
194,000 6.625%,  6/15/2029
a
196,720
Honeywell International, Inc.
272,000 5.250%,  3/1/2054 263,936
Howmet Aerospace, Inc.
205,000 6.750%,  1/15/2028 214,769
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 184,288
Ingersoll Rand, Inc.
226,000 5.176%,  6/15/2029 225,991
68,000 5.700%,  8/14/2033 69,517
John Deere Capital Corporation
196,000 4.500%,  1/16/2029 192,671
141,000 4.700%,  6/10/2030 139,613
144,000 3.900%,  6/7/2032 133,316
67,000 5.150%,  9/8/2033 67,163
L3Harris Technologies, Inc.
144,000 5.400%,  1/15/2027 144,582
Lockheed Martin Corporation
187,000 5.200%,  2/15/2064 176,800
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
74,000 6.750%,  4/1/2032
a
74,526
MIWD Holdco II, LLC
226,000 5.500%,  2/1/2030
a,e
208,574
Mueller Water Products, Inc.
249,000 4.000%,  6/15/2029
a
227,979
Nesco Holdings II, Inc.
445,000 5.500%,  4/15/2029
a
412,171
New Enterprise Stone and Lime
Company, Inc.
509,000 5.250%,  7/15/2028
a
480,558
Northrop Grumman Corporation
275,000 5.200%,  6/1/2054 257,486
63,000 4.700%,  3/15/2033 60,779
OI European Group BV
406,000 4.750%,  2/15/2030
a
371,186
Otis Worldwide Corporation
230,000 2.056%,  4/5/2025 223,799

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Capital Goods (2.0%) - continued
Owens-Brockway Glass Container,
Inc.
$ 216,000 6.625%,  5/13/2027
a
$ 215,560
96,000 7.375%,  6/1/2032
a
96,111
Pactiv Evergreen Group
305,000 4.375%,  10/15/2028
a
284,603
Parker-Hannifin Corporation
141,000 4.250%,  9/15/2027 137,381
Patrick Industries, Inc., Convertible
178,000 1.750%,  12/1/2028 215,380
Republic Services, Inc.
131,000 3.950%,  5/15/2028 125,935
131,000 5.000%,  12/15/2033 128,249
Reworld Holding Corporation
296,000 4.875%,  12/1/2029
a
270,167
Roller Bearing Company of
America, Inc.
336,000 4.375%,  10/15/2029
a
309,200
RTX Corporation
204,000 5.750%,  1/15/2029 209,460
Sealed Air Corporation/Sealed Air
Corporation (US)
373,000 6.125%,  2/1/2028
a
372,101
Smyrna Ready Mix Concrete, LLC
343,000 8.875%,  11/15/2031
a
363,898
Spirit AeroSystems, Inc.
369,000 9.750%,  11/15/2030
a
407,050
SRM Escrow Issuer, LLC
213,000 6.000%,  11/1/2028
a
208,094
Summit Materials, LLC/Summit
Materials Finance Corporation
98,000 7.250%,  1/15/2031
a
101,494
Textron, Inc.
196,000 3.650%,  3/15/2027 187,801
Trane Technologies Financing, Ltd.
151,000 5.100%,  6/13/2034 150,489
TransDigm, Inc.
493,000 5.500%,  11/15/2027 484,096
416,000 7.125%,  12/1/2031
a
428,637
347,000 6.625%,  3/1/2032
a
350,491
Trivium Packaging Finance
184,000 5.500%,  8/15/2026
a
180,281
United Rentals North America, Inc.
310,000 4.000%,  7/15/2030 280,339
Veralto Corporation
139,000 5.350%,  9/18/2028
a
139,581
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 60,824
WESCO Distribution, Inc.
124,000 6.375%,  3/15/2029
a
124,448
87,000 6.625%,  3/15/2032
a
87,916
Total 19,484,430
Collateralized Mortgage Obligations (6.2%)
A&D Mortgage Trust
977,560
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
982,492
Alternative Loan Trust
544,445
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 296,197
Principal
Amount Long-Term Fixed Income (69.8%) Value
Collateralized Mortgage Obligations (6.2%) -
continued
Banc of America Alternative Loan
Trust
$ 509,606
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 $ 433,789
Banc of America Mortgage
Securities Trust
293,793
5.239%,  9/25/2035, Ser.
2005-H, Class 3A1
c
268,643
Bear Stearns Adjustable Rate
Mortgage Trust
83,944
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
76,687
CAFL Issuer, LLC
1,209,235
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
1,178,378
CHL Mortgage Pass-Through Trust
115,490
6.404%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
c
111,265
858,213
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 374,489
CHNGE Mortgage Trust
1,296,526
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
1,214,528
1,213,652
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,c
1,183,833
1,277,245
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
1,266,198
795,844
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,b
787,774
910,709
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
908,690
877,986
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
866,709
CIM Trust
1,399,738
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,b
1,392,417
Citigroup Mortgage Loan Trust,
Inc.
98,676
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 92,742
921,632
5.209%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
c
795,793
COLT Mortgage Loan Trust
1,189,493
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,b
1,185,754
Countrywide Alternative Loan Trust
434,713
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 347,706
237,534
4.003%,  10/25/2035, Ser.
2005-43, Class 4A1
c
189,968
152,036
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 118,945
Countrywide Home Loan
Mortgage Pass Through Trust
471,174
4.690%,  11/25/2035, Ser.
2005-22, Class 2A1
c
372,398
Credit Suisse Mortgage Trust
721,633
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
715,605
559,452
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
472,221

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Collateralized Mortgage Obligations (6.2%) -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 695,119
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 $ 609,630
295,583
4.207%,  8/25/2035, Ser.
2005-AR1, Class 2A3
c
252,972
Federal Home Loan Mortgage
Corporation
1,465,593
3.500%,  8/15/2035, Ser.
345, Class C8
f
145,394
Federal Home Loan Mortgage
Corporation - REMIC
2,788,113
4.000%,  1/25/2051, Ser.
5249, Class LA 2,662,919
1,729,358
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 1,369,327
6,079,458
1.500%,  12/25/2050, Ser.
5107, Class IO
f
485,329
85,004
2.500%,  5/15/2027, Ser.
4106, Class HI
f
846
510,647
3.000%,  5/15/2027, Ser.
4046, Class GI
f
12,368
585,487
3.000%,  7/15/2027, Ser.
4084, Class NI
f
17,157
809,938
3.000%,  7/15/2027, Ser.
4074, Class IO
f
24,244
306,076
2.500%,  2/15/2028, Ser.
4162, Class AI
f
8,511
632,245
2.500%,  2/15/2028, Ser.
4161, Class UI
f
17,956
1,032,790
2.500%,  3/15/2028, Ser.
4177, Class EI
f
31,787
1,215,387
3.500%,  10/15/2032, Ser.
4119, Class KI
f
105,536
822,884
3.000%,  2/15/2033, Ser.
4170, Class IG
f
61,588
1,125,041
3.000%,  4/15/2033, Ser.
4203, Class DI
f
50,473
Federal National Mortgage
Association - REMIC
1,478,941
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,446,653
932,960
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
24,100
598,152
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
15,629
960,063
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
17,679
602,883
3.500%,  9/25/2027, Ser.
2012-98, Class YI
f
17,658
1,839,574
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
56,927
1,312,140
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
37,708
442,942
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
12,257
1,173,064
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
30,578
353,943
2.500%,  2/25/2028, Ser.
2013-46, Class CI
f
6,986
432,179
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
13,903
276,158
3.000%,  4/25/2028, Ser.
2013-30, Class DI
f
9,216
Principal
Amount Long-Term Fixed Income (69.8%) Value
Collateralized Mortgage Obligations (6.2%) -
continued
$ 597,067
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
$ 9,528
1,134,412
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
89,892
1,272,840
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,242,424
First Horizon Alternative Mortgage
Securities Trust
161,776
6.911%,  3/25/2035, Ser.
2005-AA2, Class 1A1
c
153,904
149,166
6.189%,  7/25/2035, Ser.
2005-AA5, Class 2A1
c
132,854
Flagstar Mortgage Trust
495,903
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
430,971
GCAT Trust
1,090,020
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,c
1,000,028
709,303
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,b
703,355
GMAC Mortgage Corporation
Loan Trust
318,788
3.874%,  5/25/2035, Ser.
2005-AR2, Class 4A
c
261,602
Government National Mortgage
Association
131,812
4.000%,  1/16/2027, Ser.
2012-3, Class IO
f
2,408
GS Mortgage-Backed Securities
Trust
1,044,687
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,c
1,022,120
Home RE, Ltd.
1,550,000
9.935%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,c
1,622,763
1,350,000
8.835%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,c
1,375,647
HTAP
1,000,000
7.000%,  4/25/2037, Ser.
2024-1, Class A
a,c
977,916
IndyMac IMJA Mortgage Loan
Trust
949,156
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 410,938
J.P. Morgan Mortgage Trust
733,064
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
598,225
1,132,477
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,c
1,099,924
74,760
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 74,153
370,984
5.156%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
257,029
LHOME Mortgage Trust
900,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,b
902,151
750,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a
750,530

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Collateralized Mortgage Obligations (6.2%) -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 895,060
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 319,097
MFRA Trust
1,500,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
1,497,479
MortgageIT Securities Corporation
Mortgage Loan Trust
1,729,602
5.920%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
c
1,411,587
NYMT Loan Trust
1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
1,000,185
1,150,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,b
1,154,188
Preston Ridge Partners Mortgage
Trust, LLC
1,238,145
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
1,186,901
1,000,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,b
906,285
PRKCM Trust
1,449,953
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
1,446,646
1,279,860
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,b
1,303,884
RCKT Mortgage Trust
1,092,538
6.147%,  6/25/2044, Ser.
2024-CES4, Class A1A
a,b
1,099,423
Residential Accredit Loans, Inc.
Trust
406,100
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 343,611
289,900
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 224,280
546,556
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 437,729
Residential Asset Securitization
Trust
461,398
4.938%,  1/25/2034, Ser.
2004-IP1, Class A1
c
417,609
Residential Funding Mortgage
Security I Trust
377,692
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 284,978
ROC Securities Trust Series
887,973
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
885,121
Saluda Grade Alternative
Mortgage Trust
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c,d
2,000,000
Sequoia Mortgage Trust
456,575
3.914%,  9/20/2046, Ser.
2007-1, Class 4A1
c
303,758
Structured Adjustable Rate
Mortgage Loan Trust
185,913
4.816%,  7/25/2035, Ser.
2005-15, Class 4A1
c
154,187
Principal
Amount Long-Term Fixed Income (69.8%) Value
Collateralized Mortgage Obligations (6.2%) -
continued
Toorak Mortgage Trust
$ 1,500,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,b
$ 1,490,931
Triangle Re, Ltd.
1,750,000
8.735%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,c
1,786,371
TVC Mortgage Trust
1,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
1,498,496
Verus Securitization Trust
1,188,211
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,c
1,018,533
1,192,425
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,b
1,191,443
WaMu Mortgage Pass-Through
Certificates
141,013
6.600%,  5/25/2033, Ser.
2003-AR4, Class A7
c
134,840
Washington Mutual Mortgage
Pass-Through Certificates
312,778
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 254,882
Total 60,049,358
Commercial Mortgage-Backed Securities (0.6%)
BANK5 2023-5YR1
2,000,000
6.624%,  4/15/2056, Ser.
2023-5YR1, Class AS
c
2,032,160
BBCMS Mortgage Trust
5,977,262
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
c,f
440,330
Silver Hill Trust
218,792
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
209,920
Velocity Commercial Capital Loan
Trust
813,583
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,c
815,480
597,252
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,c
600,483
1,273,999
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,c
1,309,304
Total 5,407,677
Communications Services (2.3%)
AMC Networks, Inc.
62,000 10.250%,  1/15/2029
a
61,082
AMC Networks, Inc., Convertible
58,000 4.250%,  2/15/2029
a
55,729
American Tower Corporation
260,000 4.400%,  2/15/2026 255,337
135,000 1.450%,  9/15/2026 123,875
191,000 5.500%,  3/15/2028 192,127
136,000 5.800%,  11/15/2028 138,638
196,000 3.800%,  8/15/2029 182,180
AT&T, Inc.
688,000 3.550%,  9/15/2055 463,843
407,000 4.300%,  2/15/2030 389,921
136,000 5.400%,  2/15/2034 136,001

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Communications Services (2.3%) - continued
Bell Telephone Company of
Canada
$ 290,000 5.550%,  2/15/2054 $ 281,066
134,000 5.100%,  5/11/2033 131,412
Cable One, Inc., Convertible
178,000 1.125%,  3/15/2028
e
132,126
CCO Holdings, LLC/CCO Holdings
Capital Corporation
495,000 5.125%,  5/1/2027
a
475,272
255,000 5.000%,  2/1/2028
a
238,397
214,000 6.375%,  9/1/2029
a
203,413
16,000 4.750%,  3/1/2030
a
13,858
695,000 4.500%,  8/15/2030
a
588,371
291,000 4.250%,  2/1/2031
a
237,584
375,000 4.750%,  2/1/2032
a
307,114
360,000 4.250%,  1/15/2034
a
273,261
CenterPoint Energy, Inc.,
Convertible
11,819 3.369%,  9/15/2029 401,373
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
123,000 6.150%,  11/10/2026 124,189
196,000 5.050%,  3/30/2029 188,492
199,000 6.550%,  6/1/2034 199,066
Cimpress plc
270,000 7.000%,  6/15/2026 269,784
Clear Channel Outdoor Holdings,
Inc.
60,000 7.875%,  4/1/2030
a
60,393
Clear Channel Worldwide
Holdings, Inc.
512,000 5.125%,  8/15/2027
a
488,952
Comcast Corporation
408,000 5.650%,  6/1/2054 407,305
326,000 3.400%,  4/1/2030 299,690
Connect Finco SARL/Connect US
Finco, LLC
230,000 6.750%,  10/1/2026
a
221,985
Crown Castle, Inc.
218,000 2.900%,  3/15/2027 204,605
Deutsche Telekom International
Finance BV
368,000 8.750%,  6/15/2030 428,985
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
829,000 5.875%,  8/15/2027
a
779,746
Frontier Communications
Holdings, LLC
450,000 5.875%,  10/15/2027
a
439,339
173,000 8.750%,  5/15/2030
a
178,267
118,000 8.625%,  3/15/2031
a
121,555
GCI, LLC
352,000 4.750%,  10/15/2028
a
321,298
Gray Television, Inc.
206,000 7.000%,  5/15/2027
a,e
189,665
338,000 10.500%,  7/15/2029
a
339,818
Iliad Holding SASU
263,000 6.500%,  10/15/2026
a
261,835
313,000 8.500%,  4/15/2031
a
316,925
Intelsat Jackson Holdings SA
317,000 6.500%,  3/15/2030
a
294,928
Principal
Amount Long-Term Fixed Income (69.8%) Value
Communications Services (2.3%) - continued
Lamar Media Corporation
$ 238,000 3.625%,  1/15/2031 $ 209,326
LCPR Senior Secured Financing
DAC
501,000 6.750%,  10/15/2027
a
469,204
Level 3 Financing, Inc.
119,524 10.500%,  4/15/2029
a
119,225
119,524 11.000%,  11/15/2029
a,e
122,309
213,000 10.500%,  5/15/2030
a
210,958
McGraw-Hill Education, Inc.
305,000 5.750%,  8/1/2028
a
294,110
Meta Platforms, Inc.
132,000 3.850%,  8/15/2032 122,714
News Corporation
427,000 3.875%,  5/15/2029
a
393,053
Nexstar Media, Inc.
145,000 5.625%,  7/15/2027
a
137,751
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
162,000 4.625%,  3/15/2030
a
145,872
Paramount Global
417,000 6.375%,  3/30/2062
c
368,277
Playtika Holding Corporation
357,000 4.250%,  3/15/2029
a
313,253
Rogers Communications, Inc.
250,000 5.250%,  3/15/2082
a,c
239,365
204,000 5.000%,  2/15/2029 201,486
340,000 5.300%,  2/15/2034 333,627
Scripps Escrow II, Inc.
116,000 3.875%,  1/15/2029
a
80,792
Sinclair Television Group, Inc.
109,000 4.125%,  12/1/2030
a,e
73,030
Sirius XM Radio, Inc.
495,000 5.000%,  8/1/2027
a
473,824
275,000 4.000%,  7/15/2028
a
248,422
Sprint Capital Corporation
424,000 6.875%,  11/15/2028 449,483
208,000 8.750%,  3/15/2032 250,185
Take-Two Interactive Software, Inc.
137,000 5.600%,  6/12/2034 136,657
TEGNA, Inc.
124,000 4.750%,  3/15/2026
a
121,212
389,000 4.625%,  3/15/2028 350,510
Telecom Italia Capital SA
17,000 6.000%,  9/30/2034
e
15,335
262,000 6.000%,  9/30/2034
a
247,953
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
a
189,461
T-Mobile USA, Inc.
137,000 5.500%,  1/15/2055 132,111
275,000 3.375%,  4/15/2029 253,955
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
375,000 4.750%,  4/15/2028
a
306,618
Univision Communications, Inc.
48,000 8.000%,  8/15/2028
a
46,811
409,000 4.500%,  5/1/2029
a
343,752
177,000 7.375%,  6/30/2030
a
164,640

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Communications Services (2.3%) - continued
Urban One, Inc.
$ 74,000 7.375%,  2/1/2028
a
$ 56,876
Verizon Communications, Inc.
160,000 5.500%,  2/23/2054 156,627
260,000 2.100%,  3/22/2028 233,826
196,000 3.150%,  3/22/2030 176,742
311,000 2.355%,  3/15/2032 254,235
Viasat, Inc.
197,000 6.500%,  7/15/2028
a,e
149,134
Virgin Media Finance plc
150,000 5.000%,  7/15/2030
a
123,682
Virgin Media Secured Finance plc
315,000 5.500%,  5/15/2029
a
287,958
Vodafone Group plc
88,000 5.125%,  6/4/2081
c
64,721
227,000 5.750%,  6/28/2054 219,836
129,000 5.875%,  6/28/2064 124,073
300,000 7.000%,  4/4/2079
c
309,119
VZ Secured Financing BV
373,000 5.000%,  1/15/2032
a
318,046
Walt Disney Company
130,000 3.800%,  3/22/2030
e
123,129
Warnermedia Holdings, Inc.
148,000 3.638%,  3/15/2025 145,705
348,000 4.054%,  3/15/2029 321,376
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
133,000 7.750%,  8/15/2028
a
125,292
Ziggo Bond Company BV
145,000 5.125%,  2/28/2030
a,e
123,201
Ziggo BV
131,000 4.875%,  1/15/2030
a
116,460
Total 22,414,121
Consumer Cyclical (3.7%)
1011778 B.C., ULC/New Red
Finance, Inc.
560,000 4.375%,  1/15/2028
a
528,177
Adient Global Holdings, Ltd.
198,000 8.250%,  4/15/2031
a,e
206,637
Alimentation Couche-Tard, Inc.
225,000 5.617%,  2/12/2054
a
222,184
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
7,000 6.625%,  7/15/2026
a
6,979
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
300,000 4.625%,  6/1/2028
a
273,625
260,000 4.625%,  6/1/2028
a
236,870
Allison Transmission, Inc.
244,000 3.750%,  1/30/2031
a
213,923
Amazon.com, Inc.
131,000 1.500%,  6/3/2030 109,111
274,000 4.700%,  12/1/2032 271,554
American Axle & Manufacturing,
Inc.
306,000 6.875%,  7/1/2028 305,403
345,000 5.000%,  10/1/2029
e
316,390
Principal
Amount Long-Term Fixed Income (69.8%) Value
Consumer Cyclical (3.7%) - continued
American Honda Finance
Corporation
$ 201,000 5.650%,  11/15/2028 $ 205,967
209,000 4.900%,  1/10/2034 202,821
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
66,000 7.000%,  4/15/2030
a
53,968
Arko Corporation
255,000 5.125%,  11/15/2029
a
221,985
Asbury Automotive Group, Inc.
209,000 5.000%,  2/15/2032
a
189,356
Ashton Woods USA, LLC/Ashton
Woods Finance Company
240,000 4.625%,  8/1/2029
a
216,229
67,000 4.625%,  4/1/2030
a
59,882
Aston Martin Capital Holdings, Ltd.
157,000 10.000%,  3/31/2029
a
154,694
Beazer Homes USA, Inc.
206,000 7.500%,  3/15/2031
a
205,570
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 108,574
Booking Holdings, Inc.,
Convertible
259,000 0.750%,  5/1/2025 544,706
Boyd Gaming Corporation
370,000 4.750%,  6/15/2031
a
335,333
Boyne USA, Inc.
197,000 4.750%,  5/15/2029
a
183,821
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
271,000 6.250%,  9/15/2027
a
266,715
Burlington Stores, Inc., Convertible
298,000 2.250%,  4/15/2025 350,001
139,000 1.250%,  12/15/2027
a
181,325
Caesars Entertainment, Inc.
120,000 8.125%,  7/1/2027
a
122,440
804,000 4.625%,  10/15/2029
a
737,084
148,000 6.500%,  2/15/2032
a
148,726
Carnival Corporation
206,000 7.625%,  3/1/2026
a
208,036
559,000 5.750%,  3/1/2027
a
552,249
293,000 4.000%,  8/1/2028
a
275,161
238,000 6.000%,  5/1/2029
a
235,101
Cedar Fair, LP
339,000 5.250%,  7/15/2029 324,751
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
60,000 5.375%,  4/15/2027 59,464
Churchill Downs, Inc.
245,000 4.750%,  1/15/2028
a
234,010
179,000 6.750%,  5/1/2031
a
179,969
Cinemark USA, Inc.
364,000 5.875%,  3/15/2026
a
360,037
Clarios Global, LP/Clarios US
Finance Company, Inc.
185,000 8.500%,  5/15/2027
a
186,044
550,000 6.750%,  5/15/2028
a
556,629

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Consumer Cyclical (3.7%) - continued
Crocs, Inc.
$ 118,000 4.250%,  3/15/2029
a
$ 107,554
Cushman & Wakefield US
Borrower, LLC
60,000 6.750%,  5/15/2028
a
59,558
D.R. Horton, Inc.
75,000 2.600%,  10/15/2025 72,264
Daimler Trucks Finance North
America, LLC
150,000 5.400%,  9/20/2028
a
151,129
Dana, Inc.
119,000 5.625%,  6/15/2028 115,452
179,000 4.500%,  2/15/2032 153,727
eG Global Finance plc
60,000 12.000%,  11/30/2028
a
63,881
Expedia Group, Inc.
229,000 3.250%,  2/15/2030 206,416
Expedia Group, Inc., Convertible
349,000 Zero Coupon,  2/15/2026 320,382
Ford Motor Company, Convertible
644,000 Zero Coupon,  3/15/2026 650,118
Ford Motor Credit Company, LLC
225,000 5.850%,  5/17/2027 224,973
250,000 2.900%,  2/10/2029 220,426
225,000 7.122%,  11/7/2033 237,752
Forestar Group, Inc.
124,000 3.850%,  5/15/2026
a
118,644
Gap, Inc.
86,000 3.625%,  10/1/2029
a
74,454
Garrett Motion Holdings, Inc./
Garrett LX I SARL
168,000 7.750%,  5/31/2032
a
170,255
General Motors Financial
Company, Inc.
158,000 1.200%,  10/15/2024 155,943
199,000 2.900%,  2/26/2025 195,257
149,000 2.750%,  6/20/2025 144,826
220,000 5.800%,  6/23/2028 222,696
159,000 5.800%,  1/7/2029 160,415
270,000 5.700%,  9/30/2030
c,e,g
253,454
97,000 5.750%,  2/8/2031 97,259
260,000 5.950%,  4/4/2034 260,222
Genuine Parts Company
137,000 6.500%,  11/1/2028 143,584
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
120,000 3.500%,  3/1/2029
a
108,367
Goodyear Tire & Rubber Company
119,000 4.875%,  3/15/2027 115,028
250,000 5.000%,  7/15/2029 232,698
Hanesbrands, Inc.
140,000 4.875%,  5/15/2026
a
136,962
136,000 9.000%,  2/15/2031
a,e
142,493
Harley-Davidson Financial
Services, Inc.
209,000 5.950%,  6/11/2029
a
208,557
Hilton Domestic Operating
Company, Inc.
549,000 4.875%,  1/15/2030 526,916
60,000 4.000%,  5/1/2031
a
53,706
341,000 3.625%,  2/15/2032
a
295,095
Principal
Amount Long-Term Fixed Income (69.8%) Value
Consumer Cyclical (3.7%) - continued
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
$ 427,000 5.000%,  6/1/2029
a
$ 398,156
Home Depot, Inc.
129,000 5.300%,  6/25/2054 125,950
129,000 5.400%,  6/25/2064 125,722
214,000 3.250%,  4/15/2032 189,797
Hyundai Capital America
85,000 5.500%,  3/30/2026
a
84,910
196,000 3.000%,  2/10/2027
a,e
184,905
136,000 6.500%,  1/16/2029
a
142,017
International Game Technology plc
510,000 5.250%,  1/15/2029
a
493,476
Jacobs Entertainment, Inc.
228,000 6.750%,  2/15/2029
a
211,459
Jaguar Land Rover Automotive plc
143,000 5.500%,  7/15/2029
a
137,058
KB Home
360,000 4.800%,  11/15/2029 339,426
L Brands, Inc.
575,000 6.625%,  10/1/2030
a
576,795
130,000 6.875%,  11/1/2035 131,108
Las Vegas Sands Corporation
140,000 5.900%,  6/1/2027 140,743
Light & Wonder International, Inc.
377,000 7.250%,  11/15/2029
a
385,032
Live Nation Entertainment, Inc.
133,000 4.750%,  10/15/2027
a
127,457
Live Nation Entertainment, Inc.,
Convertible
264,000 2.000%,  2/15/2025
e
270,009
553,000 3.125%,  1/15/2029
e
610,607
Lowe's Companies, Inc.
330,000 4.500%,  4/15/2030 320,242
Macy's Retail Holdings, LLC
365,000 5.875%,  4/1/2029
a,e
354,230
120,000 6.125%,  3/15/2032
a
114,595
Marriott International, Inc./MD
124,000 4.900%,  4/15/2029 122,677
198,000 4.625%,  6/15/2030 192,159
Marriott Vacations Worldwide
Corporation, Convertible
382,000 Zero Coupon,  1/15/2026 351,790
467,000 3.250%,  12/15/2027 424,970
Mattamy Group Corporation
324,000 5.250%,  12/15/2027
a
314,799
McDonald's Corporation
136,000 4.950%,  8/14/2033 133,938
Melco Resorts Finance, Ltd.
333,000 5.375%,  12/4/2029
a
297,542
310,000 7.625%,  4/17/2032
a
307,415
Meritage Homes Corporation,
Convertible
200,000 1.750%,  5/15/2028
a
198,600
Michaels Companies, Inc.
175,000 5.250%,  5/1/2028
a
139,999
NCL Corporation, Ltd.
146,000 5.875%,  3/15/2026
a
144,339
264,000 5.875%,  2/15/2027
a
260,551

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Consumer Cyclical (3.7%) - continued
Nordstrom, Inc.
$ 142,000 4.375%,  4/1/2030 $ 129,113
201,000 4.250%,  8/1/2031 178,726
PENN Entertainment, Inc.
300,000 4.125%,  7/1/2029
a,e
257,300
PetSmart, Inc./PetSmart Finance
Corporation
480,000 4.750%,  2/15/2028
a
445,861
303,000 7.750%,  2/15/2029
a
295,082
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
388,000 5.750%,  4/15/2026
a
385,052
328,000 6.250%,  1/15/2028
a
323,219
QVC, Inc.
76,000 4.375%,  9/1/2028
e
55,578
Raising Cane's Restaurants, LLC
146,000 9.375%,  5/1/2029
a
157,685
Rakuten Group, Inc.
180,000 11.250%,  2/15/2027
a
192,241
210,000 9.750%,  4/15/2029
a
216,457
Royal Caribbean Cruises, Ltd.
788,000 4.250%,  7/1/2026
a
762,624
77,000 9.250%,  1/15/2029
a
82,202
106,000 7.250%,  1/15/2030
a
109,754
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
48,000 6.625%,  3/1/2030
a
46,791
SeaWorld Parks and
Entertainment, Inc.
289,000 5.250%,  8/15/2029
a
273,068
Service Corporation International/
US
120,000 3.375%,  8/15/2030 104,436
Six Flags Entertainment
Corporation
59,000 7.250%,  5/15/2031
a
60,069
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
60,000 6.625%,  5/1/2032
a
60,974
Six Flags Theme Parks, Inc.
121,000 7.000%,  7/1/2025
a
121,380
Sonic Automotive, Inc.
148,000 4.875%,  11/15/2031
a
130,311
Staples, Inc.
241,000 10.750%,  9/1/2029
a
229,029
Station Casinos, LLC
304,000 4.625%,  12/1/2031
a
270,956
Target Corporation
266,000 2.350%,  2/15/2030 233,141
Tenneco, Inc.
394,000 8.000%,  11/17/2028
a
358,676
Toyota Motor Credit Corporation
136,000 5.550%,  11/20/2030 139,704
129,000 4.800%,  1/5/2034 125,361
Tractor Supply Company
136,000 5.250%,  5/15/2033 134,807
Tripadvisor, Inc.
90,000 7.000%,  7/15/2025
a
90,254
Uber Technologies, Inc.,
Convertible
369,000 Zero Coupon,  12/15/2025 395,568
Principal
Amount Long-Term Fixed Income (69.8%) Value
Consumer Cyclical (3.7%) - continued
$ 487,000 0.875%,  12/1/2028
a
$ 579,043
Vail Resorts, Inc., Convertible
543,000 Zero Coupon,  1/1/2026 494,130
VICI Properties, LP/VICI Note
Company, Inc.
486,000 5.750%,  2/1/2027
a
486,011
Victoria's Secret & Company
285,000 4.625%,  7/15/2029
a
236,954
Viking Cruises, Ltd.
612,000 5.875%,  9/15/2027
a
605,668
Volkswagen Group of America
Finance, LLC
74,000 3.350%,  5/13/2025
a
72,572
Wabash National Corporation
409,000 4.500%,  10/15/2028
a
368,027
Walgreens Boots Alliance, Inc.
209,000 3.200%,  4/15/2030
e
174,957
88,000 4.800%,  11/18/2044
e
69,102
WASH Multifamily Acquisition, Inc.
187,000 5.750%,  4/15/2026
a
182,810
Wyndham Hotels & Resorts, Inc.
310,000 4.375%,  8/15/2028
a
288,996
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
289,000 7.125%,  2/15/2031
a
299,671
Yum! Brands, Inc.
421,000 4.750%,  1/15/2030
a
400,986
ZF North America Capital, Inc.
242,000 7.125%,  4/14/2030
a
250,559
Total 35,979,342
Consumer Non-Cyclical (3.1%)
1375209 B.C., Ltd.
119,000 9.000%,  1/30/2028
a,e
114,428
AbbVie, Inc.
340,000 5.500%,  3/15/2064 335,642
204,000 5.350%,  3/15/2044 201,641
AdaptHealth, LLC
523,000 4.625%,  8/1/2029
a
453,182
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
382,000 4.625%,  1/15/2027
a
368,981
407,000 3.500%,  3/15/2029
a
366,114
Altria Group, Inc.
132,000 6.200%,  11/1/2028 136,878
Amgen, Inc.
196,000 5.150%,  3/2/2028 195,971
Anheuser-Busch InBev Worldwide,
Inc.
261,000 4.750%,  1/23/2029 259,520
412,000 5.000%,  6/15/2034 408,826
Archer-Daniels-Midland Company
133,000 4.500%,  8/15/2033 126,341
AstraZeneca Finance, LLC
306,000 1.750%,  5/28/2028 271,436
202,000 5.000%,  2/26/2034 200,881
B&G Foods, Inc.
236,000 8.000%,  9/15/2028
a,h
239,829
BAT Capital Corporation
172,000 6.343%,  8/2/2030 179,315

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Consumer Non-Cyclical (3.1%) - continued
$ 89,000 5.834%,  2/20/2031 $ 90,255
140,000 7.750%,  10/19/2032 157,428
Bausch + Lomb Corporation
74,000 8.375%,  10/1/2028
a
75,758
Bausch Health Companies, Inc.
192,000 5.500%,  11/1/2025
a
178,854
445,000 4.875%,  6/1/2028
a,e
333,020
Becton, Dickinson and Company
134,000 4.693%,  2/13/2028 132,085
196,000 2.823%,  5/20/2030 173,308
BellRing Brands, Inc.
250,000 7.000%,  3/15/2030
a
256,197
BioMarin Pharmaceutical, Inc.,
Convertible
391,000 1.250%,  5/15/2027
e
373,295
Bio-Rad Laboratories, Inc.
220,000 3.300%,  3/15/2027 208,368
Bristol-Myers Squibb Company
272,000 5.550%,  2/22/2054 268,160
135,000 5.750%,  2/1/2031 140,161
67,000 5.900%,  11/15/2033 70,329
Campbell Soup Company
442,000 5.400%,  3/21/2034 439,098
Cargill, Inc.
289,000 2.125%,  11/10/2031
a
236,291
Catalent Pharma Solutions, Inc.
149,000 3.125%,  2/15/2029
a
142,605
Central Garden & Pet Company
460,000 4.125%,  10/15/2030 409,965
Charles River Laboratories
International, Inc.
144,000 4.000%,  3/15/2031
a
128,434
Chefs' Warehouse, Inc.,
Convertible
215,000 2.375%,  12/15/2028 238,513
Cheplapharm Arzneimittel GmbH
60,000 5.500%,  1/15/2028
a
55,506
Chobani, LLC/Chobani Finance
Corporation, Inc.
227,000 4.625%,  11/15/2028
a
214,381
CHS/Community Health Systems,
Inc.
298,000 5.625%,  3/15/2027
a
277,500
148,000 8.000%,  12/15/2027
a
146,755
402,000 6.000%,  1/15/2029
a
354,768
100,000 5.250%,  5/15/2030
a
82,449
174,000 4.750%,  2/15/2031
a
136,804
169,000 10.875%,  1/15/2032
a
175,893
Cigna Group
136,000 5.600%,  2/15/2054 130,573
181,000 2.400%,  3/15/2030 156,600
Coca-Cola Company
136,000 5.300%,  5/13/2054 134,954
Concentra Escrow Issuer
Corporation
37,000 6.875%,  7/15/2032
a,h
37,487
Constellation Brands, Inc.
139,000 4.800%,  1/15/2029 136,937
261,000 3.150%,  8/1/2029 236,701
87,000 4.900%,  5/1/2033 83,994
Principal
Amount Long-Term Fixed Income (69.8%) Value
Consumer Non-Cyclical (3.1%) - continued
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
$ 496,000 4.750%,  1/15/2029
a
$ 471,412
97,000 6.625%,  7/15/2030
a
98,435
CVS Health Corporation
272,000 6.050%,  6/1/2054 266,751
120,000 5.000%,  2/20/2026 119,080
102,000 4.300%,  3/25/2028 98,493
136,000 5.300%,  6/1/2033 132,907
408,000 4.780%,  3/25/2038 364,269
435,000 6.000%,  6/1/2044 426,270
Diageo Capital plc
148,000 2.000%,  4/29/2030 126,151
250,000 5.625%,  10/5/2033 259,511
Edgewell Personal Care Company
260,000 5.500%,  6/1/2028
a
253,681
Eli Lilly & Company
272,000 5.000%,  2/9/2054 259,755
265,000 4.700%,  2/27/2033 260,430
Embecta Corporation
134,000 6.750%,  2/15/2030
a
116,471
Encompass Health Corporation
544,000 4.500%,  2/1/2028 517,477
Endo Finance Holdings, Inc.
120,000 8.500%,  4/15/2031
a
123,837
Energizer Holdings, Inc.
445,000 4.375%,  3/31/2029
a
402,568
Envista Holdings Corporation,
Convertible
151,000 1.750%,  8/15/2028
a
128,614
Fortrea Holdings, Inc.
108,000 7.500%,  7/1/2030
a,e
107,307
General Mills, Inc.
53,000 4.950%,  3/29/2033 51,622
Gilead Sciences, Inc.
131,000 5.250%,  10/15/2033 131,957
Grifols SA
150,000 4.750%,  10/15/2028
a,e
129,446
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
118,000 7.875%,  9/1/2025
a,e
115,891
HLF Financing SARL, LLC/
Herbalife International, Inc.
221,000 4.875%,  6/1/2029
a
153,113
Imperial Brands Finance plc
164,000 3.125%,  7/26/2024
a
163,688
Integer Holdings Corporation,
Convertible
418,000 2.125%,  2/15/2028 596,695
Jazz Investments I, Ltd.,
Convertible
653,000 2.000%,  6/15/2026 627,207
Jazz Securities DAC
239,000 4.375%,  1/15/2029
a
221,878
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
348,000 2.500%,  1/15/2027 323,796
165,000 3.625%,  1/15/2032 142,441
Johnson & Johnson
272,000 5.250%,  6/1/2054 273,159

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Consumer Non-Cyclical (3.1%) - continued
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
$ 119,000 9.000%,  2/15/2029
a
$ 121,963
Kenvue, Inc.
57,000 5.000%,  3/22/2030 57,187
Keurig Dr Pepper, Inc.
160,000 3.200%,  5/1/2030 144,207
264,000 5.300%,  3/15/2034 262,700
Kraft Heinz Foods Company
134,000 6.750%,  3/15/2032 145,848
Kroger Company
130,000 4.500%,  1/15/2029 127,522
Legacy LifePoint Health, LLC
162,000 4.375%,  2/15/2027
a
154,751
LifePoint Health, Inc.
234,000 9.875%,  8/15/2030
a
249,543
151,000 11.000%,  10/15/2030
a
166,367
Mattel, Inc.
430,000 3.375%,  4/1/2026
a
412,799
McKesson Corporation
197,000 1.300%,  8/15/2026 181,744
Medline Borrower, LP/Medline Co-
Issuer, Inc.
271,000 6.250%,  4/1/2029
a
274,067
Medtronic Global Holdings SCA
127,000 4.500%,  3/30/2033 122,072
ModivCare, Inc.
107,000 5.875%,  11/15/2025
a,e
108,572
Mozart Debt Merger Sub, Inc.
362,000 3.875%,  4/1/2029
a
333,369
283,000 5.250%,  10/1/2029
a
270,074
MPH Acquisition Holdings, LLC
118,000 5.500%,  9/1/2028
a
89,080
Nestle Capital Corporation
150,000 5.100%,  3/12/2054
a
143,303
Newell Brands, Inc.
124,000 6.375%,  9/15/2027
e
122,282
123,000 6.625%,  9/15/2029 120,605
Organon & Company/Organon
Foreign Debt Co-Issuer BV
164,000 4.125%,  4/30/2028
a
152,306
465,000 5.125%,  4/30/2031
a
417,687
Owens & Minor, Inc.
366,000 6.625%,  4/1/2030
a,e
332,732
Performance Food Group, Inc.
179,000 4.250%,  8/1/2029
a
162,963
Perrigo Finance Unlimited
Company
207,000 4.900%,  6/15/2030 190,299
Philip Morris International, Inc.
260,000 4.875%,  2/15/2028 257,732
140,000 5.625%,  11/17/2029 142,991
136,000 5.125%,  2/13/2031 134,557
140,000 5.750%,  11/17/2032 142,931
204,000 5.250%,  2/13/2034 200,138
Post Holdings, Inc.
179,000 4.625%,  4/15/2030
a
164,486
298,000 4.500%,  9/15/2031
a
267,111
Post Holdings, Inc., Convertible
441,000 2.500%,  8/15/2027 484,659
Principal
Amount Long-Term Fixed Income (69.8%) Value
Consumer Non-Cyclical (3.1%) - continued
Primo Water Holdings, Inc.
$ 441,000 4.375%,  4/30/2029
a
$ 406,278
Procter & Gamble Company
130,000 1.200%,  10/29/2030 105,874
Roche Holdings, Inc.
203,000 5.218%,  3/8/2054
a
199,661
140,000 1.930%,  12/13/2028
a
123,573
200,000 2.076%,  12/13/2031
a
163,242
Royalty Pharma plc
296,000 1.200%,  9/2/2025 281,113
189,000 5.150%,  9/2/2029 187,403
Scotts Miracle-Gro Company
151,000 4.500%,  10/15/2029 138,023
Simmons Foods, Inc.
486,000 4.625%,  3/1/2029
a
427,369
Spectrum Brands, Inc.,
Convertible
160,000 3.375%,  6/1/2029
a
154,080
Star Parent, Inc.
247,000 9.000%,  10/1/2030
a
259,324
Sysco Corporation
131,000 5.950%,  4/1/2030 136,330
Takeda Pharmaceutical Company,
Ltd.
200,000 5.650%,  7/5/2054
h
195,039
291,000 5.000%,  11/26/2028 288,824
200,000 5.650%,  7/5/2044
h
196,405
Tenet Healthcare Corporation
855,000 5.125%,  11/1/2027 836,732
374,000 6.125%,  10/1/2028 372,130
Teva Pharmaceutical Finance
Netherlands III BV
292,000 3.150%,  10/1/2026 274,053
Topgolf Callaway Brands
Corporation, Convertible
190,000 2.750%,  5/1/2026 210,140
Unilever Capital Corporation
175,000 5.000%,  12/8/2033 175,336
Varex Imaging Corporation,
Convertible
58,000 4.000%,  6/1/2025 57,964
Viterra Finance BV
275,000 3.200%,  4/21/2031
a
237,522
Winnebago Industries, Inc.,
Convertible
239,000 3.250%,  1/15/2030
a
222,270
Wyeth, LLC
326,000 6.500%,  2/1/2034 358,183
Zoetis, Inc.
202,000 5.600%,  11/16/2032 206,600
Total 30,608,838
Energy (2.9%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
254,000 5.375%,  6/15/2029
a
246,217
Apache Corporation
201,000 4.375%,  10/15/2028 190,378

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Energy (2.9%) - continued
Archrock Partners, LP/Archrock
Partners Finance Corporation
$ 421,000 6.250%,  4/1/2028
a
$ 416,951
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
247,000 8.250%,  12/31/2028
a
253,051
121,000 5.875%,  6/30/2029
a
118,249
Baytex Energy Corporation
269,000 8.500%,  4/30/2030
a
281,320
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
193,000 7.000%,  7/15/2029
a
196,549
Borr IHC, Ltd./Borr Finance, LLC
295,646 10.375%,  11/15/2030
a
309,235
BP Capital Markets America, Inc.
423,000 4.234%,  11/6/2028 409,782
187,000 4.812%,  2/13/2033 181,287
BP Capital Markets plc
242,000 4.875%,  3/22/2030
c,g
228,148
274,000 6.450%,  12/1/2033
c,g
281,462
Buckeye Partners, LP
170,000 4.500%,  3/1/2028
a
159,699
237,000 6.875%,  7/1/2029
a
237,885
California Resources Corporation
145,000 8.250%,  6/15/2029
a
148,023
Cheniere Energy Partners, LP
132,000 4.500%,  10/1/2029 125,749
133,000 3.250%,  1/31/2032 113,519
208,000 5.950%,  6/30/2033 210,900
Cheniere Energy, Inc.
118,000 5.650%,  4/15/2034
a
118,093
Civitas Resources, Inc.
193,000 8.375%,  7/1/2028
a
202,231
87,000 8.625%,  11/1/2030
a
93,283
301,000 8.750%,  7/1/2031
a
322,356
CNX Resources Corporation
155,000 6.000%,  1/15/2029
a
151,680
CNX Resources Corporation,
Convertible
300,000 2.250%,  5/1/2026 577,783
Columbia Pipelines Holding
Company, LLC
143,000 6.055%,  8/15/2026
a
144,139
271,000 6.042%,  8/15/2028
a
277,155
Comstock Resources, Inc.
80,000 6.750%,  3/1/2029
a
77,530
240,000 6.750%,  3/1/2029
a
230,742
252,000 5.875%,  1/15/2030
a
234,491
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
309,000 5.500%,  6/15/2031
a
292,909
Crescent Energy Finance, LLC
148,000 9.250%,  2/15/2028
a
156,367
370,000 7.625%,  4/1/2032
a
377,101
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
269,000 8.625%,  3/15/2029
a
276,817
Diamond Foreign Asset Company/
Diamond Finance, LLC
98,000 8.500%,  10/1/2030
a
102,867
Diamondback Energy, Inc.
322,000 5.750%,  4/18/2054 312,160
Principal
Amount Long-Term Fixed Income (69.8%) Value
Energy (2.9%) - continued
DT Midstream, Inc.
$ 201,000 4.125%,  6/15/2029
a
$ 185,693
Enbridge, Inc.
260,000 7.375%,  1/15/2083
c
260,253
263,000 7.625%,  1/15/2083
c
268,848
204,000 5.950%,  4/5/2054 202,385
66,000 5.700%,  3/8/2033 66,519
Enerflex, Ltd.
240,000 9.000%,  10/15/2027
a
243,017
Energy Transfer, LP
139,000 5.950%,  5/15/2054 135,354
457,000 8.000%,  5/15/2054
c
478,018
136,000 6.050%,  9/1/2054 134,110
290,000 6.500%,  11/15/2026
c,g
286,042
134,000 4.400%,  3/15/2027 130,702
83,000 7.125%,  5/15/2030
c,g
82,215
136,000 6.400%,  12/1/2030 143,007
106,000 5.600%,  9/1/2034 105,297
Enterprise Products Operating,
LLC
130,000 4.150%,  10/16/2028 125,673
280,000
8.574%,  (TSFR3M +
3.248%), 8/16/2077
c
278,564
EQM Midstream Partners, LP
742,000 4.750%,  1/15/2031
a
693,803
Genesis Energy LP/Genesis
Energy Finance Corporation
193,000 8.875%,  4/15/2030 203,021
288,000 7.875%,  5/15/2032 290,745
Harvest Midstream I, LP
301,000 7.500%,  9/1/2028
a
305,816
179,000 7.500%,  5/15/2032
a
181,747
Hess Midstream Operations, LP
269,000 4.250%,  2/15/2030
a
246,918
Hilcorp Energy I, LP/Hilcorp
Finance Company
324,000 5.750%,  2/1/2029
a
313,524
119,000 6.000%,  4/15/2030
a
114,948
275,000 6.250%,  4/15/2032
a
264,462
Howard Midstream Energy
Partners, LLC
193,000 7.375%,  7/15/2032
a
196,002
ITT Holdings, LLC
435,000 6.500%,  8/1/2029
a
394,113
Kodiak Gas Services, LLC
150,000 7.250%,  2/15/2029
a
153,761
Laredo Petroleum, Inc.
455,000 7.750%,  7/31/2029
a
458,605
MEG Energy Corporation
351,000 5.875%,  2/1/2029
a
341,424
MPLX, LP
325,000 1.750%,  3/1/2026 305,406
65,000 5.000%,  3/1/2033 62,100
111,000 5.500%,  6/1/2034 109,313
Nabors Industries, Inc.
119,000 7.375%,  5/15/2027
a
121,046
306,000 9.125%,  1/31/2030
a
316,996
National Fuel Gas Company
295,000 5.500%,  1/15/2026 294,056
New Fortress Energy, Inc.
117,000 6.750%,  9/15/2025
a
113,577
99,000 8.750%,  3/15/2029
a,e
90,374

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Energy (2.9%) - continued
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
$ 99,000 8.125%,  2/15/2029
a
$ 100,872
148,000 8.375%,  2/15/2032
a
150,278
Noble Finance II, LLC
120,000 8.000%,  4/15/2030
a
124,886
Northern Oil and Gas, Inc.
270,000 8.750%,  6/15/2031
a
283,307
Northern Oil and Gas, Inc.,
Convertible
349,000 3.625%,  4/15/2029 401,699
NuStar Logistics, LP
241,000 6.375%,  10/1/2030 245,064
Occidental Petroleum Corporation
268,000 8.875%,  7/15/2030 308,628
ONEOK, Inc.
194,000 2.200%,  9/15/2025 186,269
140,000 5.550%,  11/1/2026 140,571
134,000 5.650%,  11/1/2028 136,014
Ovintiv, Inc.
166,000 5.650%,  5/15/2028 167,888
137,000 6.250%,  7/15/2033 141,217
PBF Holding Company, LLC/PBF
Finance Corporation
197,000 6.000%,  2/15/2028 192,074
Permian Resources Operating,
LLC
186,000 7.000%,  1/15/2032
a
191,071
Permian Resources Operating,
LLC, Convertible
143,000 3.250%,  4/1/2028 393,793
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 163,381
Plains All American Pipeline, LP
150,000
9.694%,  (TSFR3M +
4.372%), 8/1/2024
c,g
149,341
Plains All American Pipeline, LP/
PAA Finance Corporation
317,000 4.650%,  10/15/2025 312,722
Prairie Acquiror, LP
199,000 9.000%,  8/1/2029
a
205,098
Precision Drilling Corporation
390,000 6.875%,  1/15/2029
a
385,807
Range Resources Corporation
217,000 4.750%,  2/15/2030
a,e
203,622
Rockcliff Energy II, LLC
287,000 5.500%,  10/15/2029
a
268,647
Rockies Express Pipeline, LLC
310,000 4.950%,  7/15/2029
a
291,832
Saturn Oil & Gas, Inc.
145,000 9.625%,  6/15/2029
a
146,355
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
a
78,213
SM Energy Company
185,000 6.500%,  7/15/2028 183,409
Southwestern Energy Company
192,000 4.750%,  2/1/2032 176,626
Principal
Amount Long-Term Fixed Income (69.8%) Value
Energy (2.9%) - continued
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
$ 119,000 5.875%,  3/1/2027 $ 117,759
Suncor Energy, Inc.
131,000 7.150%,  2/1/2032 143,110
Sunoco, LP
358,000 7.000%,  5/1/2029
a
366,908
Sunoco, LP/Sunoco Finance
Corporation
171,000 5.875%,  3/15/2028 170,255
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
494,000 5.500%,  1/15/2028
a
472,629
180,000 7.375%,  2/15/2029
a
180,880
Talos Production, Inc.
127,000 9.000%,  2/1/2029
a
133,292
Targa Resources Partners, LP
359,000 4.875%,  2/1/2031 342,577
Teine Energy, Ltd.
250,000 6.875%,  4/15/2029
a
244,639
TotalEnergies Capital SA
408,000 5.488%,  4/5/2054 402,353
TransCanada Trust
600,000 5.875%,  8/15/2076
c
587,223
Transocean, Inc.
134,100 8.750%,  2/15/2030
a
140,789
UGI Corporation, Convertible
105,000 5.000%,  6/1/2028
a
104,422
USA Compression Partners, LP/
USA Compression Finance
Corporation
209,000 7.125%,  3/15/2029
a
210,590
Valaris, Ltd.
268,000 8.375%,  4/30/2030
a
277,445
Venture Global Calcasieu Pass,
LLC
374,000 3.875%,  8/15/2029
a
340,617
220,000 4.125%,  8/15/2031
a
197,420
Venture Global LNG, Inc.
445,000 8.125%,  6/1/2028
a
458,447
549,000 8.375%,  6/1/2031
a
569,440
312,000 9.875%,  2/1/2032
a
339,589
Viridien SA
60,000 8.750%,  4/1/2027
a
57,188
Williams Companies, Inc.
261,000 4.900%,  3/15/2029 257,455
131,000 2.600%,  3/15/2031 110,657
Total 28,707,930
Financials (8.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
84,000 4.250%,  2/15/2029
a
76,305
118,000 7.500%,  11/6/2030
a
118,082
AerCap Holdings NV
300,000 5.875%,  10/10/2079
c,e
298,568
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
200,000 6.500%,  7/15/2025 201,529

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Financials (8.8%) - continued
$ 150,000 6.100%,  1/15/2027 $ 152,200
207,000 5.750%,  6/6/2028 209,159
362,000 3.000%,  10/29/2028 328,975
Agree, LP
137,000 5.625%,  6/15/2034 135,594
Air Lease Corporation
152,000 2.300%,  2/1/2025 148,750
270,000 4.650%,  6/15/2026
c,g
256,289
162,000 3.125%,  12/1/2030 141,550
Aircastle, Ltd.
274,000 5.250%,  6/15/2026
a,c,g
264,175
163,000 2.850%,  1/26/2028
a
147,479
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
121,000 4.250%,  10/15/2027
a
113,296
255,000 6.750%,  4/15/2028
a
255,405
123,000 7.000%,  1/15/2031
a
124,258
Ally Financial, Inc.
200,000 5.750%,  11/20/2025
e
198,738
390,000 4.700%,  5/15/2026
c,g
343,196
130,000 8.000%,  11/1/2031 143,466
188,000 6.700%,  2/14/2033
e
186,904
American Express Company
255,000 3.550%,  9/15/2026
c,g
237,711
275,000 6.338%,  10/30/2026
c
277,700
351,000 2.550%,  3/4/2027 328,059
American Homes 4 Rent, LP
157,000 2.375%,  7/15/2031 127,560
American International Group, Inc.
271,000 5.125%,  3/27/2033 266,917
AmWINS Group, Inc.
99,000 6.375%,  2/15/2029
a
99,270
293,000 4.875%,  6/30/2029
a
272,568
Aon North America, Inc.
272,000 5.750%,  3/1/2054 266,031
Arbor Realty Trust, Inc.,
Convertible
26,000 7.500%,  8/1/2025 25,967
Ares Capital Corporation
76,000 4.250%,  3/1/2025 75,054
340,000 2.150%,  7/15/2026 314,229
168,000 5.875%,  3/1/2029 165,581
Arthur J. Gallagher & Company
204,000 5.750%,  7/15/2054 198,096
Assurant, Inc.
193,000 6.100%,  2/27/2026 195,132
Australia & New Zealand Banking
Group, Ltd.
288,000 2.950%,  7/22/2030
a,c
278,975
Aviation Capital Group, LLC
131,000 4.875%,  10/1/2025
a
129,256
Avolon Holdings Funding, Ltd.
301,000 4.250%,  4/15/2026
a
292,358
278,000 5.750%,  3/1/2029
a
276,426
Banco Santander Mexico SA
89,000 5.375%,  4/17/2025
a
88,615
Banco Santander SA
110,000 4.750%,  11/12/2026
c,g
98,318
200,000 5.294%,  8/18/2027 198,676
200,000 4.175%,  3/24/2028
c
192,769
200,000 6.921%,  8/8/2033 208,796
Principal
Amount Long-Term Fixed Income (69.8%) Value
Financials (8.8%) - continued
Bank of America Corporation
$ 325,000 4.200%,  8/26/2024 $ 324,180
750,000 6.250%,  9/5/2024
c,g
746,889
320,000 6.100%,  3/17/2025
c,g
319,067
373,000 1.319%,  6/19/2026
c
357,412
298,000 1.197%,  10/24/2026
c
281,121
325,000 6.125%,  4/27/2027
c,e,g
326,749
196,000 1.734%,  7/22/2027
c
181,677
278,000 4.376%,  4/27/2028
c
271,339
392,000 3.593%,  7/21/2028
c
373,099
214,000 4.948%,  7/22/2028
c
212,280
230,000 5.819%,  9/15/2029
c
234,815
523,000 3.974%,  2/7/2030
c
495,293
454,000 2.687%,  4/22/2032
c
383,685
204,000 2.572%,  10/20/2032
c
169,086
290,000 2.972%,  2/4/2033
c
245,420
207,000 5.468%,  1/23/2035
c
206,791
141,000 3.846%,  3/8/2037
c
123,568
Bank of Montreal
256,000 5.266%,  12/11/2026 255,611
195,000 5.203%,  2/1/2028 195,285
140,000 3.088%,  1/10/2037
c
114,565
Bank of New York Mellon
Corporation
132,000 6.317%,  10/25/2029
c
137,967
214,000 4.596%,  7/26/2030
c
209,132
134,000 6.474%,  10/25/2034
c
144,519
Bank of Nova Scotia
450,000 4.900%,  6/4/2025
c,g
441,113
132,000 1.050%,  3/2/2026 122,902
Barclays plc
253,000 6.125%,  12/15/2025
c,g
247,938
179,000 2.852%,  5/7/2026
c
174,522
200,000 5.501%,  8/9/2028
c
199,624
193,000 4.972%,  5/16/2029
c
188,908
200,000 6.224%,  5/9/2034
c
204,926
136,000 7.119%,  6/27/2034
c
144,288
Berkshire Hathaway Finance
Corporation
421,000 2.875%,  3/15/2032 368,713
BlackRock Funding, Inc.
136,000 5.250%,  3/14/2054 131,425
Blackstone Mortgage Trust, Inc.,
Convertible
83,000 5.500%,  3/15/2027 74,285
Blue Owl Capital Corporation II
136,000 8.450%,  11/15/2026
a
140,317
Blue Owl Credit Income
Corporation
214,000 4.700%,  2/8/2027 203,638
Blue Owl Technology Finance
Corporation
68,000 4.750%,  12/15/2025
a
65,841
196,000 3.750%,  6/17/2026
a
182,696
Blue Owl Technology Finance
Corporation II
68,000 6.750%,  4/4/2029
a
66,524
BNP Paribas SA
188,000 2.819%,  11/19/2025
a,c
185,659
200,000 3.132%,  1/20/2033
a,c
168,306
BPCE SA
152,000 2.375%,  1/14/2025
a
149,002

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Financials (8.8%) - continued
Bread Financial Holdings, Inc.,
Convertible
$ 239,000 4.250%,  6/15/2028 $ 318,068
Brixmor Operating Partnership, LP
262,000 2.250%,  4/1/2028 233,764
Burford Capital Global Finance,
LLC
286,000 9.250%,  7/1/2031
a
301,012
Camden Property Trust
127,000 4.900%,  1/15/2034 121,508
Canadian Imperial Bank of
Commerce
120,000 5.926%,  10/2/2026 121,536
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
c,g
128,836
217,000 3.273%,  3/1/2030
c
195,875
Capital One NA
228,000 2.280%,  1/28/2026
c
223,304
Castlelake Aviation Finance DAC
193,000 5.000%,  4/15/2027
a
186,248
Centene Corporation
544,000 3.000%,  10/15/2030 465,157
272,000 2.625%,  8/1/2031 223,371
Charles Schwab Corporation
537,000 5.375%,  6/1/2025
c,g
530,972
255,000 0.900%,  3/11/2026 236,464
300,000 4.000%,  6/1/2026
c,g
281,477
140,000 5.875%,  8/24/2026 141,609
125,000 5.000%,  6/1/2027
c,g
120,088
196,000 2.000%,  3/20/2028 175,932
135,000 6.136%,  8/24/2034
c
140,581
Citibank NA
250,000 5.570%,  4/30/2034 253,977
Citigroup, Inc.
154,000 5.000%,  9/12/2024
c,g
153,003
365,000 5.500%,  9/13/2025 364,598
218,000 1.281%,  11/3/2025
c
214,595
315,000 4.000%,  12/10/2025
c,g
301,668
415,000 3.875%,  2/18/2026
c,g
392,759
451,000 1.122%,  1/28/2027
c
420,625
263,000 1.462%,  6/9/2027
c
243,756
286,000 3.070%,  2/24/2028
c
269,909
133,000 7.375%,  5/15/2028
c,e,g
136,492
271,000 7.625%,  11/15/2028
c,e,g
282,160
522,000 4.075%,  4/23/2029
c
500,425
165,000 7.125%,  8/15/2029
c,g
164,631
136,000 6.174%,  5/25/2034
c
138,311
Citizens Financial Group, Inc.
275,000 4.000%,  10/6/2026
c,e,g
246,394
CNA Financial Corporation
272,000 5.125%,  2/15/2034 263,338
Coinbase Global, Inc., Convertible
349,000 0.500%,  6/1/2026 358,423
444,000 0.250%,  4/1/2030
a
427,572
Comerica, Inc.
160,000 5.625%,  7/1/2025
c,g
156,381
74,000 5.982%,  1/30/2030
c
72,915
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
a
129,401
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
a,c
142,723
Principal
Amount Long-Term Fixed Income (69.8%) Value
Financials (8.8%) - continued
COPT Defense Properties, LP
$ 265,000 2.250%,  3/15/2026 $ 250,193
COPT Defense Properties, LP,
Convertible
101,000 5.250%,  9/15/2028
a
105,242
Corebridge Financial, Inc.
196,000 6.875%,  12/15/2052
c
197,774
134,000 6.050%,  9/15/2033
a
137,425
123,000 5.750%,  1/15/2034 123,816
Credit Acceptance Corporation
224,000 9.250%,  12/15/2028
a
236,748
Credit Agricole SA
270,000 8.125%,  12/23/2025
a,c,g
273,969
131,000 3.250%,  1/14/2030
a
115,265
Credit Suisse Group AG
130,000 7.250%,  N/A
*,i
14,300
150,000 7.500%,  N/A
*,i
16,500
Dai-ichi Life Insurance Company,
Ltd.
388,000 5.100%,  10/28/2024
a,c,g
386,577
Deutsche Bank AG/New York, NY
444,000 2.129%,  11/24/2026
c
421,357
250,000 2.311%,  11/16/2027
c
230,817
190,000 6.819%,  11/20/2029
c
197,598
214,000 3.742%,  1/7/2033
c
176,021
Discover Bank
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
259,672
Discover Financial Services
71,000 6.700%,  11/29/2032 74,088
Diversified Healthcare Trust
143,000 Zero Coupon,  1/15/2026
a
124,779
Drawbridge Special Opportunities
Fund, LP
412,000 3.875%,  2/15/2026
a
391,301
Elevance Health, Inc.
272,000 5.650%,  6/15/2054 269,080
198,000 5.350%,  10/15/2025 197,761
411,000 2.550%,  3/15/2031 350,379
Encore Capital Group, Inc.,
Convertible
257,000 4.000%,  3/15/2029 236,954
Equitable Holdings, Inc.
34,000 4.572%,  2/15/2029
a
32,684
Extra Space Storage, LP
121,000 5.900%,  1/15/2031 123,569
135,000 2.400%,  10/15/2031 110,915
Fairfax Financial Holdings, Ltd.
204,000 6.350%,  3/22/2054
a
204,134
Federal Realty OP, LP, Convertible
177,000 3.250%,  1/15/2029
a
170,274
Fifth Third Bancorp
320,000 4.500%,  9/30/2025
c,e,g
309,361
144,000 4.772%,  7/28/2030
c
138,501
Fifth Third Bank NA
343,000 3.850%,  3/15/2026 332,779
First Horizon Bank
198,000 5.750%,  5/1/2030
e
188,741
FirstCash, Inc.
294,000 5.625%,  1/1/2030
a
278,448

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Financials (8.8%) - continued
Five Corners Funding Trust III
$ 180,000 5.791%,  2/15/2033
a
$ 183,032
Fortress Transportation and
Infrastructure Investors, LLC
123,000 5.500%,  5/1/2028
a
119,254
223,000 7.000%,  5/1/2031
a
227,830
169,000 7.000%,  6/15/2032
a
171,391
Freedom Mortgage Corporation
122,000 7.625%,  5/1/2026
a
121,135
Freedom Mortgage Holdings, LLC
274,000 9.250%,  2/1/2029
a
273,823
118,000 9.125%,  5/15/2031
a
114,826
FS KKR Capital Corporation
132,000 3.400%,  1/15/2026 125,582
132,000 2.625%,  1/15/2027 119,156
GGAM Finance, Ltd.
124,000 8.000%,  6/15/2028
a
130,602
99,000 6.875%,  4/15/2029
a
100,732
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
365,000 3.750%,  12/15/2027
a
319,790
goeasy, Ltd.
196,000 9.250%,  12/1/2028
a
208,029
60,000 7.625%,  7/1/2029
a
61,201
Goldman Sachs BDC, Inc.
122,000 6.375%,  3/11/2027 122,951
Goldman Sachs Group, Inc.
190,000 5.500%,  8/10/2024
c,e,g
188,758
148,000 3.500%,  4/1/2025 145,737
223,000 4.250%,  10/21/2025 219,092
222,000 0.855%,  2/12/2026
c
215,306
195,000 3.650%,  8/10/2026
c,g
181,330
255,000 4.125%,  11/10/2026
c,g
238,489
456,000 1.948%,  10/21/2027
c
421,084
140,000 2.640%,  2/24/2028
c
130,577
155,000 3.615%,  3/15/2028
c
148,207
278,000 4.482%,  8/23/2028
c
271,693
261,000 3.814%,  4/23/2029
c
247,646
131,000 3.800%,  3/15/2030 122,476
131,000 2.615%,  4/22/2032
c
110,139
132,000 2.383%,  7/21/2032
c
108,402
Hartford Financial Services Group,
Inc.
130,000 2.800%,  8/19/2029 115,440
125,000
7.709%,  (TSFR3M +
2.387%), 2/12/2047
a,c
111,258
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
30,000 Zero Coupon,  5/1/2025
a
31,467
120,000 3.750%,  8/15/2028
a
147,540
Health Care Service Corporation
207,000 5.450%,  6/15/2034
a
204,578
HSBC Holdings plc
150,000 6.375%,  3/30/2025
c,g
149,550
187,000 2.633%,  11/7/2025
c
184,820
200,000 6.161%,  3/9/2029
c
204,582
365,000 4.583%,  6/19/2029
c
352,835
95,000 4.600%,  12/17/2030
c,g
81,421
159,000 2.804%,  5/24/2032
c
133,050
HUB International, Ltd.
344,000 7.250%,  6/15/2030
a
352,645
Principal
Amount Long-Term Fixed Income (69.8%) Value
Financials (8.8%) - continued
Huntington Bancshares, Inc./OH
$ 415,000 4.450%,  10/15/2027
c,g
$ 377,794
331,000 5.709%,  2/2/2035
c
325,860
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
190,000 6.250%,  5/15/2026 188,500
479,000 5.250%,  5/15/2027 449,600
ING Groep NV
258,000 1.726%,  4/1/2027
c
241,294
200,000 6.083%,  9/11/2027
c
202,220
Intercontinental Exchange, Inc.
215,000 4.350%,  6/15/2029 207,919
Intesa Sanpaolo SPA
150,000 4.198%,  6/1/2032
a,c
126,908
Invitation Homes Operating
Partnership, LP
227,000 2.000%,  8/15/2031 180,225
J.P. Morgan Chase & Company
544,000 5.000%,  8/1/2024
c,g
542,444
210,000 4.600%,  2/1/2025
c,g
207,073
310,000 1.561%,  12/10/2025
c
304,238
295,000 3.650%,  6/1/2026
c,g
279,029
371,000 1.045%,  11/19/2026
c
348,544
261,000 1.578%,  4/22/2027
c
243,567
289,000 2.947%,  2/24/2028
c
272,205
392,000 4.005%,  4/23/2029
c
374,815
133,000 2.069%,  6/1/2029
c
118,311
523,000 4.493%,  3/24/2031
c
503,768
140,000 2.963%,  1/25/2033
c
119,365
145,000 4.912%,  7/25/2033
c
140,829
140,000 5.717%,  9/14/2033
c
141,938
149,000 5.350%,  6/1/2034
c
148,340
147,000 6.254%,  10/23/2034
c
155,910
69,000 5.336%,  1/23/2035
c
68,588
228,000 5.766%,  4/22/2035
c
233,930
J.P. Morgan Chase Bank NA
250,000 5.110%,  12/8/2026 249,960
Jane Street Group/JSG Finance,
Inc.
191,000 4.500%,  11/15/2029
a
179,172
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
120,000 5.000%,  8/15/2028
a
110,696
Jefferson Capital Holdings, LLC
99,000 6.000%,  8/15/2026
a
97,490
247,000 9.500%,  2/15/2029
a
254,614
KeyBank NA/Cleveland, OH
196,000 3.900%,  4/13/2029 176,361
250,000 5.000%,  1/26/2033 230,585
Kilroy Realty, LP
196,000 4.250%,  8/15/2029 177,629
97,000 6.250%,  1/15/2036 92,056
Kite Realty Group, LP
69,000 5.500%,  3/1/2034 67,460
Kite Realty Group, LP, Convertible
13,000 0.750%,  4/1/2027
a
12,765
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
124,000 4.250%,  2/1/2027
a
117,443
325,000 4.750%,  6/15/2029
a
300,221

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Financials (8.8%) - continued
Liberty Mutual Group, Inc.
$ 68,000 4.125%,  12/15/2051
a,c
$ 63,682
Lincoln National Corporation
300,000
7.948%,  (TSFR3M +
2.619%), 8/19/2024
c
244,169
Lloyds Banking Group plc
440,000 1.627%,  5/11/2027
c
408,738
M&T Bank Corporation
406,000 3.500%,  9/1/2026
c,e,g
338,807
Macquarie Airfinance Holdings,
Ltd.
414,000 6.400%,  3/26/2029
a
421,003
58,000 6.500%,  3/26/2031
a
59,642
Macquarie Group, Ltd.
264,000 1.629%,  9/23/2027
a,c,e
242,251
Manufacturers & Traders Trust
Company
260,000 4.700%,  1/27/2028 250,666
Marsh & McLennan Companies,
Inc.
135,000 2.375%,  12/15/2031 111,935
MetLife, Inc.
320,000 3.850%,  9/15/2025
c,g
309,715
205,000 5.875%,  3/15/2028
c,g
203,728
261,000 6.400%,  12/15/2036 264,172
Metropolitan Life Global Funding I
244,000 2.950%,  4/9/2030
a
217,123
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 253,011
Mitsubishi UFJ Financial Group,
Inc.
179,000 1.412%,  7/17/2025 171,508
260,000 1.538%,  7/20/2027
c
240,597
Mizuho Financial Group, Inc.
343,000 1.554%,  7/9/2027
c
317,496
278,000 2.564%,  9/13/2031 226,199
135,000 5.748%,  7/6/2034
c
137,144
Molina Healthcare, Inc.
312,000 4.375%,  6/15/2028
a
293,666
Morgan Stanley
160,000 2.720%,  7/22/2025
c
159,699
268,000 1.164%,  10/21/2025
c
264,130
104,000 5.000%,  11/24/2025 103,282
250,000 2.630%,  2/18/2026
c
245,074
302,000 2.188%,  4/28/2026
c
293,286
148,000 0.985%,  12/10/2026
c
138,393
260,000 1.593%,  5/4/2027
c
242,388
262,000 1.512%,  7/20/2027
c
242,220
98,000 5.123%,  2/1/2029
c
97,613
392,000 3.622%,  4/1/2031
c
359,705
140,000 2.943%,  1/21/2033
c
118,989
144,000 4.889%,  7/20/2033
c
138,817
132,000 5.250%,  4/21/2034
c
129,935
156,000 5.424%,  7/21/2034
c
155,214
109,000 5.831%,  4/19/2035
c
111,733
283,000 2.484%,  9/16/2036
c
223,887
MPT Operating Partnership, LP/
MPT Finance Corporation
258,000 5.250%,  8/1/2026
e
234,454
104,000 4.625%,  8/1/2029
e
75,485
Nasdaq, Inc.
143,000 5.350%,  6/28/2028 144,298
Principal
Amount Long-Term Fixed Income (69.8%) Value
Financials (8.8%) - continued
Nationstar Mortgage Holdings,
Inc.
$ 186,000 5.125%,  12/15/2030
a
$ 170,560
NatWest Group plc
131,000 4.892%,  5/18/2029
c
128,054
197,000 3.754%,  11/1/2029
c
195,016
350,000 6.475%,  6/1/2034
c
355,528
Navient Corporation
72,000 5.000%,  3/15/2027 68,725
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
78,000 4.500%,  9/30/2028
a
68,624
New York Life Global Funding
134,000 4.550%,  1/28/2033
a
127,418
137,000 5.000%,  1/9/2034
a
134,676
Nippon Life Insurance Company
675,000 5.950%,  4/16/2054
a,c
665,541
640,000 5.100%,  10/16/2044
a,c
637,493
NNN REIT, Inc.
131,000 2.500%,  4/15/2030 112,390
Nomura Holdings, Inc.
200,000 2.172%,  7/14/2028 176,562
227,000 5.783%,  7/3/2034
h
226,151
Omega Healthcare Investors, Inc.
127,000 4.750%,  1/15/2028 122,885
130,000 3.375%,  2/1/2031 111,030
OneMain Finance Corporation
460,000 3.500%,  1/15/2027 430,996
481,000 3.875%,  9/15/2028 431,276
Panther Escrow Issuer, LLC
346,000 7.125%,  6/1/2031
a
349,956
Park Intermediate Holdings, LLC
328,000 4.875%,  5/15/2029
a
307,571
Pebblebrook Hotel Trust,
Convertible
578,000 1.750%,  12/15/2026 510,085
Pine Street Trust III
100,000 6.223%,  5/15/2054
a
99,904
PNC Bank NA
130,000 2.700%,  10/22/2029 113,392
PNC Financial Services Group,
Inc.
250,000 3.400%,  9/15/2026
c,g
224,292
196,000 6.200%,  9/15/2027
c,g
195,237
145,000 5.582%,  6/12/2029
c
146,586
266,000 6.250%,  3/15/2030
c,g
259,209
301,000 5.492%,  5/14/2030
c
302,674
134,000 6.875%,  10/20/2034
c
146,042
PRA Group, Inc.
61,000 7.375%,  9/1/2025
a
61,070
188,000 8.375%,  2/1/2028
a
187,384
Prologis Targeted US Logistics
Fund, LP
196,000 5.250%,  4/1/2029
a
196,133
Prologis, LP
165,000 5.250%,  3/15/2054 155,895
Provident Financing Trust I
155,000 7.405%,  3/15/2038 164,372
Prudential Financial, Inc.
142,000 5.125%,  3/1/2052
c
132,005
198,000 6.750%,  3/1/2053
c
202,768

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Financials (8.8%) - continued
$ 477,000 6.500%,  3/15/2054
c
$ 481,523
160,000 3.700%,  10/1/2050
c
139,176
Public Storage Operating
Company
134,000 5.100%,  8/1/2033 132,895
QBE Insurance Group, Ltd.
140,000 5.875%,  5/12/2025
a,c,g
138,563
Realty Income Corporation
132,000 4.875%,  6/1/2026 130,806
282,000 3.200%,  1/15/2027 266,815
196,000 3.950%,  8/15/2027 188,987
Redwood Trust, Inc., Convertible
42,000 7.750%,  6/15/2027 40,609
Regency Centers, LP
206,000 5.250%,  1/15/2034 200,629
Regions Financial Corporation
129,000 2.250%,  5/18/2025 125,104
245,000 5.750%,  6/15/2025
c,g
240,700
Reinsurance Group of America,
Inc.
134,000 6.000%,  9/15/2033 136,802
226,000 5.750%,  9/15/2034 225,180
Rexford Industrial Realty, LP,
Convertible
107,000 4.375%,  3/15/2027
a
104,913
123,000 4.125%,  3/15/2029
a
119,556
RGA Global Funding
130,000 5.500%,  1/11/2031
a
129,809
RHP Hotel Properties, LP/RHP
Finance Corporation
60,000 4.750%,  10/15/2027 57,767
236,000 7.250%,  7/15/2028
a
244,042
RLJ Lodging Trust, LP
108,000 4.000%,  9/15/2029
a
95,389
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
310,000 3.625%,  3/1/2029
a
281,209
379,000 3.875%,  3/1/2031
a
330,292
172,000 4.000%,  10/15/2033
a
144,943
Santander Holdings USA, Inc.
144,000 2.490%,  1/6/2028
c
132,703
Santander UK Group Holdings plc
262,000 1.673%,  6/14/2027
c
242,202
Service Properties Trust
241,000 8.375%,  6/15/2029 236,904
195,000 8.625%,  11/15/2031
a
203,251
Simon Property Group, LP
264,000 2.650%,  7/15/2030 229,962
134,000 6.250%,  1/15/2034 141,335
SLM Corporation
150,000 4.200%,  10/29/2025 145,906
Societe Generale SA
188,000 2.625%,  10/16/2024
a
186,244
177,000 1.488%,  12/14/2026
a,c
165,468
310,000 8.500%,  3/25/2034
a,c,g
293,652
Standard Chartered plc
130,000 6.000%,  7/26/2025
a,c,g
128,225
206,000 2.608%,  1/12/2028
a,c
190,807
200,000 5.688%,  5/14/2028
a,c
200,030
Starwood Property Trust, Inc.,
Convertible
259,000 6.750%,  7/15/2027 264,180
Principal
Amount Long-Term Fixed Income (69.8%) Value
Financials (8.8%) - continued
State Street Corporation
$ 144,000 5.272%,  8/3/2026 $ 144,274
137,000 6.700%,  3/15/2029
c,g
137,817
144,000 4.421%,  5/13/2033
c
136,124
Sumitomo Life Insurance Company
420,000 3.375%,  4/15/2081
a,c
361,350
Sumitomo Mitsui Financial Group,
Inc.
206,000 2.174%,  1/14/2027 190,997
200,000 5.716%,  9/14/2028 203,861
196,000 2.142%,  9/23/2030 163,431
200,000 5.766%,  1/13/2033 205,370
Sumitomo Mitsui Trust Bank, Ltd.
149,000 1.050%,  9/12/2025
a
141,441
Summit Hotel Properties, Inc.,
Convertible
222,000 1.500%,  2/15/2026 199,800
Synchrony Financial
160,000 4.250%,  8/15/2024 159,615
125,000 7.250%,  2/2/2033 124,289
Synovus Bank
135,000 5.625%,  2/15/2028 130,437
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
c
165,818
124,000 5.156%,  1/10/2028 123,851
209,000 5.523%,  7/17/2028 211,597
144,000 4.456%,  6/8/2032 135,704
Truist Bank
134,000 2.250%,  3/11/2030 111,765
Truist Financial Corporation
282,000 6.047%,  6/8/2027
c
283,975
132,000 1.887%,  6/7/2029
c
115,558
490,000 5.100%,  3/1/2030
c,g
457,586
201,000 5.711%,  1/24/2035
c
200,123
U.S. Bancorp
204,000 5.727%,  10/21/2026
c
204,348
214,000 4.548%,  7/22/2028
c
209,194
70,000 5.836%,  6/12/2034
c
70,973
194,000 5.678%,  1/23/2035
c
194,744
UBS Group AG
157,000 2.593%,  9/11/2025
a,c
155,957
255,000 2.193%,  6/5/2026
a,c
246,426
400,000 4.875%,  2/12/2027
a,c,g
366,329
200,000 6.327%,  12/22/2027
a,c
203,326
287,000 3.869%,  1/12/2029
a,c
270,902
200,000 5.699%,  2/8/2035
a,c
199,796
UDR, Inc.
295,000 3.000%,  8/15/2031 254,976
United Wholesale Mortgage, LLC
325,000 5.500%,  4/15/2029
a
308,770
UnitedHealth Group, Inc.
408,000 5.375%,  4/15/2054 396,349
276,000 4.200%,  5/15/2032 259,745
USB Realty Corporation
194,000
6.737%,  (TSFR3M +
1.409%), 1/15/2027
a,c,g
148,898
Ventas Realty, LP, Convertible
315,000 3.750%,  6/1/2026 330,593
Vornado Realty, LP
90,000 3.400%,  6/1/2031 70,610

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Financials (8.8%) - continued
Wells Fargo & Company
$ 311,000 2.406%,  10/30/2025
c
$ 307,467
490,000 3.900%,  3/15/2026
c,g
468,894
226,000 2.188%,  4/30/2026
c
219,456
145,000 3.526%,  3/24/2028
c
138,308
309,000 3.584%,  5/22/2028
c
294,300
214,000 4.808%,  7/25/2028
c
211,044
277,000 7.625%,  9/15/2028
c,e,g
294,979
308,000 4.478%,  4/4/2031
c
294,878
93,000 5.389%,  4/24/2034
c
91,937
187,000 5.557%,  7/25/2034
c
186,862
132,000 6.491%,  10/23/2034
c
140,719
552,000 5.499%,  1/23/2035
c
550,064
Welltower OP, LLC, Convertible
358,000 2.750%,  5/15/2028
a
424,412
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
c
181,100
Willis North America, Inc.
136,000 5.900%,  3/5/2054 131,790
261,000 4.500%,  9/15/2028 253,543
XHR, LP
243,000 4.875%,  6/1/2029
a
227,739
Total 85,774,304
Foreign Government (<0.1%)
NBN Company, Ltd.
235,000 2.625%,  5/5/2031
a
201,671
Total 201,671
Mortgage-Backed Securities (21.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
713,139 2.000%,  1/1/2052 564,850
7,959,518 2.500%,  5/1/2051 6,559,044
5,651,934 3.500%,  5/1/2052 5,037,172
4,380,179 4.000%,  5/1/2052 4,048,260
5,993,552 5.000%,  7/1/2053 5,827,138
8,790,276 5.500%,  7/1/2053 8,718,800
469,957 5.000%,  8/1/2053 458,961
1,744,101 5.500%,  9/1/2053 1,734,042
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
4,237,978 2.500%,  7/1/2030 3,984,925
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
4,725,847 3.500%,  5/1/2040 4,380,251
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
10,440,267 3.000%,  1/1/2052 8,955,139
973,403 2.000%,  2/1/2051 771,236
1,540,623 2.000%,  2/1/2051 1,220,652
4,497,102 2.500%,  2/1/2051 3,725,184
6,027,879 2.500%,  2/1/2051 4,939,088
11,051,777 2.000%,  3/1/2051 8,681,203
6,079,842 4.000%,  3/1/2051 5,654,626
10,923,548 3.000%,  3/1/2052 9,323,320
8,829,114 2.000%,  4/1/2051 6,957,146
6,418,667 3.000%,  4/1/2051 5,491,218
Principal
Amount Long-Term Fixed Income (69.8%) Value
Mortgage-Backed Securities (21.9%) -
continued
$ 6,753,843 3.000%,  5/1/2050 $ 5,827,397
1,801,727 2.000%,  5/1/2051 1,420,576
3,900,008 3.000%,  5/1/2051 3,381,293
4,130,967 3.000%,  6/1/2050 3,607,323
1,730,397 4.000%,  6/1/2052 1,586,077
3,153,061 5.000%,  6/1/2053 3,072,766
8,964,251 2.500%,  7/1/2051 7,432,552
3,811,488 3.500%,  7/1/2051 3,416,740
4,807,809 4.000%,  7/1/2052 4,407,095
1,734,335 2.500%,  8/1/2050 1,447,536
7,505,197 3.500%,  8/1/2050 6,744,488
7,095,740 3.500%,  8/1/2052 6,284,883
4,103,423 4.500%,  8/1/2052 3,884,114
617,390 5.000%,  8/1/2053 601,661
5,121,165 3.500%,  9/1/2052 4,572,305
2,138,032 3.500%,  9/1/2052 1,908,888
536,865 5.000%,  9/1/2052 519,986
4,532,301 4.500%,  9/1/2053 4,281,726
1,240,923 4.500%,  9/1/2053 1,178,745
7,342,842 4.000%,  10/1/2052 6,757,322
1,751,063 2.000%,  11/1/2051 1,382,470
2,784,320 3.500%,  11/1/2052 2,486,763
7,293,676 2.000%,  12/1/2050 5,763,539
16,767,071 4.500%,  12/1/2052 15,938,892
1,050,000 5.000%,  7/1/2041
h
1,014,727
300,000 6.000%,  7/1/2041
h
300,832
1,900,000 5.500%,  7/1/2042
h
1,873,801
1,500,000 4.500%,  7/1/2048
h
1,414,043
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
10,262,305 2.500%,  3/1/2062 8,066,322
3,425,752 3.500%,  7/1/2061 2,981,451
3,787,011 4.000%,  12/1/2061 3,423,167
Total 214,011,735
Technology (2.5%)
Advanced Micro Devices, Inc.
145,000 3.924%,  6/1/2032 134,542
Akamai Technologies, Inc.,
Convertible
172,000 0.125%,  5/1/2025 180,247
304,000 0.375%,  9/1/2027 294,108
276,000 1.125%,  2/15/2029
a
260,947
Analog Devices, Inc.
68,000 2.100%,  10/1/2031 56,291
Apple, Inc.
285,000 1.650%,  2/8/2031 235,674
686,000 3.750%,  9/12/2047 547,380
Applied Materials, Inc.
177,000 4.800%,  6/15/2029 176,740
Block, Inc.
413,000 6.500%,  5/15/2032
a
418,530
Block, Inc., Convertible
139,000 0.125%,  3/1/2025 133,932
520,000 0.250%,  11/1/2027 430,040
Boost Newco Borrower, LLC
303,000 7.500%,  1/15/2031
a
315,924
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
196,000 3.875%,  1/15/2027 189,640

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Technology (2.5%) - continued
Broadcom, Inc.
$ 146,000 4.000%,  4/15/2029
a
$ 139,100
Cisco Systems, Inc.
272,000 5.350%,  2/26/2064 264,722
Clarivate Science Holdings
Corporation
131,000 3.875%,  7/1/2028
a
121,670
Cloud Software Group, Inc.
646,000 6.500%,  3/31/2029
a
620,363
Consensus Cloud Solutions, Inc.
62,000 6.000%,  10/15/2026
a
60,473
CoreLogic, Inc.
74,000 4.500%,  5/1/2028
a
67,147
CSG Systems International, Inc.,
Convertible
330,000 3.875%,  9/15/2028
a
305,745
Dayforce, Inc., Convertible
33,000 0.250%,  3/15/2026 30,063
Dell International, LLC/EMC
Corporation
100,000 5.300%,  10/1/2029 100,564
Dell, Inc.
182,000 6.500%,  4/15/2038 191,590
Dye & Durham, Ltd.
186,000 8.625%,  4/15/2029
a
188,682
Euronet Worldwide, Inc.,
Convertible
219,000 0.750%,  3/15/2049
e
212,211
Fiserv, Inc.
207,000 2.750%,  7/1/2024 207,000
266,000 5.350%,  3/15/2031 265,847
65,000 5.600%,  3/2/2033 65,535
266,000 5.450%,  3/15/2034 264,334
Gen Digital, Inc.
10,000 6.750%,  9/30/2027
a
10,127
149,000 7.125%,  9/30/2030
a,e
152,687
Global Payments, Inc.
165,000 5.950%,  8/15/2052 158,944
82,000 2.650%,  2/15/2025 80,404
208,000 4.950%,  8/15/2027 205,932
131,000 3.200%,  8/15/2029 117,692
Global Payments, Inc., Convertible
539,000 1.500%,  3/1/2031
a
493,455
IBM International Capital Private,
Ltd.
213,000 5.300%,  2/5/2054 199,196
II-VI, Inc.
128,000 5.000%,  12/15/2029
a
121,136
Intel Corporation
266,000 5.600%,  2/21/2054 257,740
265,000 5.125%,  2/10/2030 266,109
InterDigital, Inc., Convertible
393,000 3.500%,  6/1/2027 607,596
ION Trading Technologies SARL
237,000 9.500%,  5/30/2029
a
241,396
Iron Mountain, Inc.
859,000 4.875%,  9/15/2027
a
832,965
150,000 4.875%,  9/15/2029
a
141,351
380,000 4.500%,  2/15/2031
a
343,017
Jabil, Inc.
133,000 5.450%,  2/1/2029 132,989
Principal
Amount Long-Term Fixed Income (69.8%) Value
Technology (2.5%) - continued
Marvell Technology, Inc.
$ 132,000 2.950%,  4/15/2031 $ 113,857
Mastercard, Inc.
146,000 2.000%,  11/18/2031 120,002
136,000 4.875%,  5/9/2034 134,466
Microchip Technology, Inc.
84,000 5.050%,  3/15/2029 83,327
Microchip Technology, Inc.,
Convertible
141,000 0.750%,  6/1/2030
a
142,191
718,000 0.125%,  11/15/2024 757,577
Micron Technology, Inc.
156,000 5.300%,  1/15/2031 155,648
MKS Instruments, Inc., Convertible
782,000 1.250%,  6/1/2030
a
832,585
Moody's Corporation
140,000 4.250%,  8/8/2032 131,480
NCR Atleos Corporation
99,000 9.500%,  4/1/2029
a
106,993
NCR Voyix Corporation
452,000 5.125%,  4/15/2029
a
425,674
Neptune Bidco US, Inc.
251,000 9.290%,  4/15/2029
a
240,903
Newfold Digital Holdings Group,
Inc.
74,000 11.750%,  10/15/2028
a
76,595
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
72,000 2.700%,  5/1/2025 70,293
131,000 4.300%,  6/18/2029 125,708
ON Semiconductor Corporation,
Convertible
389,000 Zero Coupon,  5/1/2027 543,239
195,000 0.500%,  3/1/2029 186,810
Open Text Corporation
380,000 3.875%,  12/1/2029
a
340,317
240,000 4.125%,  2/15/2030
a
216,433
Oracle Corporation
482,000 6.900%,  11/9/2052 539,504
140,000 6.150%,  11/9/2029 146,427
327,000 2.950%,  4/1/2030 290,816
219,000 6.250%,  11/9/2032 231,792
PayPal Holdings, Inc.
272,000 5.500%,  6/1/2054 263,419
Pitney Bowes, Inc.
62,000 6.875%,  3/15/2027
a,e
58,563
Progress Software Corporation,
Convertible
178,000 1.000%,  4/15/2026 186,473
58,000 3.500%,  3/1/2030
a
59,107
PTC, Inc.
210,000 3.625%,  2/15/2025
a
207,410
215,000 4.000%,  2/15/2028
a
202,363
RingCentral, Inc.
261,000 8.500%,  8/15/2030
a
272,412
Rocket Software, Inc.
148,000 9.000%,  11/28/2028
a
150,405
S&P Global, Inc.
144,000 2.900%,  3/1/2032 124,434
Salesforce.com, Inc.
374,000 1.950%,  7/15/2031 306,909

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Technology (2.5%) - continued
Seagate HDD Cayman
$ 161,000 8.500%,  7/15/2031 $ 173,401
280,480 9.625%,  12/1/2032 319,927
Semtech Corporation, Convertible
58,000 1.625%,  11/1/2027 60,987
69,000 4.000%,  11/1/2028
a
114,409
Sensata Technologies, Inc.
69,000 3.750%,  2/15/2031
a
60,140
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
140,000 4.625%,  11/1/2026
a
135,556
SK Hynix, Inc.
200,000 5.500%,  1/16/2027
a
199,436
SS&C Technologies, Inc.
352,000 5.500%,  9/30/2027
a
346,616
Texas Instruments, Inc.
136,000 5.150%,  2/8/2054 130,157
UKG, Inc.
247,000 6.875%,  2/1/2031
a
250,095
Verint Systems, Inc., Convertible
360,000 0.250%,  4/15/2026 331,920
Verisk Analytics, Inc.
383,000 5.250%,  6/5/2034 377,114
Viavi Solutions, Inc.
306,000 3.750%,  10/1/2029
a
258,436
Viavi Solutions, Inc., Convertible
92,000 1.625%,  3/15/2026 87,285
Vishay Intertechnology, Inc.,
Convertible
630,000 2.250%,  9/15/2030
a
595,035
VMware, LLC
262,000 1.400%,  8/15/2026 241,244
192,000 2.200%,  8/15/2031 156,009
Western Digital Corporation,
Convertible
592,000 3.000%,  11/15/2028
a
942,464
Xerox Holdings Corporation
30,000 5.000%,  8/15/2025
a
29,430
348,000 5.500%,  8/15/2028
a
299,749
Xerox Holdings Corporation,
Convertible
282,000 3.750%,  3/15/2030
a
231,063
Xilinx, Inc.
90,000 2.375%,  6/1/2030 77,902
Ziff Davis, Inc., Convertible
392,000 1.750%,  11/1/2026 364,063
Total 24,468,347
Transportation (0.6%)
Air Canada
237,000 3.875%,  8/15/2026
a
225,432
Air Transport Services Group, Inc.,
Convertible
348,000 3.875%,  8/15/2029
a
294,396
American Airlines Group, Inc.
104,000 3.750%,  3/1/2025
a
102,346
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
662,000 5.500%,  4/20/2026
a
656,115
119,560 5.750%,  4/20/2029
a
116,316
Principal
Amount Long-Term Fixed Income (69.8%) Value
Transportation (0.6%) - continued
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
$ 156,000 5.375%,  3/1/2029
a
$ 142,776
Burlington Northern Santa Fe, LLC
136,000 5.500%,  3/15/2055 136,247
Canadian Pacific Railway
Company
267,000 1.750%,  12/2/2026 246,323
Delta Air Lines, Inc.
288,000 4.375%,  4/19/2028
e
277,536
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
148,817 4.500%,  10/20/2025
a
147,015
ERAC USA Finance, LLC
211,000 3.850%,  11/15/2024
a
209,438
277,000 5.200%,  10/30/2034
a
274,318
Hawaiian Brand Intellectual
Property, Ltd.
131,000 5.750%,  1/20/2026
a
124,641
Mileage Plus Holdings, LLC
238,800 6.500%,  6/20/2027
a
239,277
Norfolk Southern Corporation
195,000 4.450%,  3/1/2033 183,925
Penske Truck Leasing Company,
LP/PTL Finance Corporation
148,000 1.200%,  11/15/2025
a
139,407
137,000 5.750%,  5/24/2026
a
137,330
128,000 1.700%,  6/15/2026
a
118,704
Rand Parent, LLC
312,000 8.500%,  2/15/2030
a,e
315,872
RXO, Inc.
359,000 7.500%,  11/15/2027
a
367,975
Ryder System, Inc.
161,000 2.850%,  3/1/2027 151,691
Southwest Airlines Company
133,000 5.125%,  6/15/2027 132,315
Southwest Airlines Company,
Convertible
476,000 1.250%,  5/1/2025 476,476
Stena International SA
198,000 7.250%,  1/15/2031
a
202,392
United Airlines, Inc.
324,000 4.375%,  4/15/2026
a
312,986
118,000 4.625%,  4/15/2029
a
109,895
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
a
71,502
252,000 6.375%,  2/1/2030
a,e
198,010
Total 6,110,656
U.S. Government & Agencies (5.2%)
U.S. Treasury Bonds
13,100,000 3.625%,  5/15/2053 11,147,793
7,900,000 4.750%,  11/15/2053 8,166,625
U.S. Treasury Notes
4,100,000 5.000%,  10/31/2025 4,100,481
15,300,000 4.250%,  12/31/2025 15,153,574
11,400,000 4.125%,  7/31/2028 11,279,320
775,000 3.375%,  5/15/2033 718,237
Total 50,566,030

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Utilities (2.5%)
AEP Texas, Inc.
$ 138,000 4.700%,  5/15/2032 $ 129,893
AES Corporation
165,000 7.600%,  1/15/2055
c
167,040
254,000 3.950%,  7/15/2030
a
232,241
Algonquin Power & Utilities
Corporation
225,000 4.750%,  1/18/2082
c
205,833
Alliant Energy Corporation,
Convertible
224,000 3.875%,  3/15/2026 220,528
Ameren Corporation
161,000 1.750%,  3/15/2028 142,075
American Electric Power
Company, Inc.
248,000 6.950%,  12/15/2054
c
246,708
130,000 5.200%,  1/15/2029 129,299
131,000 2.300%,  3/1/2030 111,714
66,000 5.625%,  3/1/2033 65,757
American Water Capital
Corporation
201,000 5.450%,  3/1/2054 193,802
American Water Capital
Corporation, Convertible
309,000 3.625%,  6/15/2026
a
303,129
Arizona Public Service Company
138,000 5.550%,  8/1/2033 136,814
Atmos Energy Corporation
132,000 5.900%,  11/15/2033 137,839
Calpine Corporation
298,000 4.500%,  2/15/2028
a
283,126
CenterPoint Energy, Inc.
164,000 2.500%,  9/1/2024 163,026
198,000 1.450%,  6/1/2026 183,957
197,000 2.650%,  6/1/2031 165,774
CenterPoint Energy, Inc.,
Convertible
330,000 4.250%,  8/15/2026
a
331,693
CMS Energy Corporation,
Convertible
252,000 3.375%,  5/1/2028 246,582
Consolidated Edison Company of
New York, Inc.
408,000 5.700%,  5/15/2054 407,030
Constellation Energy Generation,
LLC
204,000 5.750%,  3/15/2054 197,701
133,000 5.800%,  3/1/2033 135,704
Dominion Energy, Inc.
217,000 6.875%,  2/1/2055
c
221,524
217,000 7.000%,  6/1/2054
c
225,781
163,000 3.071%,  8/15/2024 162,355
270,000 4.350%,  1/15/2027
c,g
253,345
161,000 3.375%,  4/1/2030 145,430
DTE Energy Company
209,000 4.220%,  11/1/2024 207,786
140,000 4.875%,  6/1/2028 137,801
Duke Energy Carolinas, LLC
420,000 5.400%,  1/15/2054 402,958
Duke Energy Corporation
240,000 3.250%,  1/15/2082
c
214,968
187,000 5.800%,  6/15/2054 181,652
Principal
Amount Long-Term Fixed Income (69.8%) Value
Utilities (2.5%) - continued
$ 150,000 4.875%,  9/16/2024
c,g
$ 148,702
343,000 2.450%,  6/1/2030 294,511
139,000 4.500%,  8/15/2032 129,972
125,000 5.750%,  9/15/2033 126,935
Duke Energy Corporation,
Convertible
570,000 4.125%,  4/15/2026 568,326
Duke Energy Ohio, Inc.
136,000 5.550%,  3/15/2054 130,993
Edison International
137,000 7.875%,  6/15/2054
c
141,164
185,000 4.950%,  4/15/2025 183,650
240,000 5.000%,  12/15/2026
c,g
228,288
259,000 5.450%,  6/15/2029 258,849
Enel Finance International NV
260,000 1.375%,  7/12/2026
a
240,762
226,000 5.125%,  6/26/2029
a
222,476
Entergy Corporation
149,000 0.900%,  9/15/2025 140,981
130,000 1.900%,  6/15/2028 114,584
Evergy, Inc.
162,000 2.450%,  9/15/2024 160,859
Evergy, Inc., Convertible
408,000 4.500%,  12/15/2027
a
411,264
Eversource Energy
293,000 4.600%,  7/1/2027 286,924
Exelon Corporation
540,000 5.600%,  3/15/2053 518,802
130,000 4.050%,  4/15/2030 121,993
Fells Point Funding Trust
266,000 3.046%,  1/31/2027
a
250,406
FirstEnergy Corporation,
Convertible
505,000 4.000%,  5/1/2026 499,445
Georgia Power Company
82,000 4.950%,  5/17/2033 79,951
ITC Holdings Corporation
140,000 4.950%,  9/22/2027
a
138,687
Jersey Central Power & Light
Company
280,000 2.750%,  3/1/2032
a
231,387
MidAmerican Energy Company
553,000 5.300%,  2/1/2055 526,309
National Rural Utilities Cooperative
Finance Corporation
137,000 4.850%,  2/7/2029 136,179
NextEra Energy Capital Holdings,
Inc.
210,000 3.800%,  3/15/2082
c
193,580
331,000 6.750%,  6/15/2054
c
332,898
131,000 6.051%,  3/1/2025 131,251
206,000 5.749%,  9/1/2025 206,446
130,000 2.250%,  6/1/2030 110,835
NextEra Energy Capital Holdings,
Inc., Convertible
168,000 3.000%,  3/1/2027
a
191,856
NextEra Energy Operating
Partners, LP
452,000 3.875%,  10/15/2026
a
429,821
NextEra Energy Partners, LP,
Convertible
763,000 Zero Coupon,  11/15/2025
a,e
688,989

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.8%) Value
Utilities (2.5%) - continued
$ 104,000 2.500%,  6/15/2026
a,e
$ 94,900
NiSource, Inc.
160,000 6.950%,  11/30/2054
c
160,736
130,000 2.950%,  9/1/2029 116,842
Northern States Power Company/
MN
136,000 5.400%,  3/15/2054 131,033
NRG Energy, Inc.
167,000 2.000%,  12/2/2025
a
158,025
189,000 10.250%,  3/15/2028
a,c,g
206,711
120,000 3.375%,  2/15/2029
a
106,747
185,000 5.250%,  6/15/2029
a
177,552
NRG Energy, Inc., Convertible
224,000 2.750%,  6/1/2048 429,520
Oncor Electric Delivery Company,
LLC
178,000 5.550%,  6/15/2054
a
174,553
Pacific Gas and Electric Company
136,000 6.750%,  1/15/2053 141,160
266,000 5.550%,  5/15/2029 266,598
270,000 6.950%,  3/15/2034 290,716
PG&E Corporation
374,000 5.000%,  7/1/2028 359,841
PG&E Corporation, Convertible
839,000 4.250%,  12/1/2027
a
846,131
Pinnacle West Capital Corporation,
Convertible
112,000 4.750%,  6/15/2027
a
112,728
PNM Resources, Inc., Convertible
131,000 5.750%,  6/1/2054
a
127,922
PPL Capital Funding, Inc.,
Convertible
319,000 2.875%,  3/15/2028 305,123
Public Service Enterprise Group,
Inc.
130,000 5.875%,  10/15/2028 132,966
131,000 1.600%,  8/15/2030 106,231
San Diego Gas & Electric
Company
136,000 5.550%,  4/15/2054 132,898
Sempra
320,000 4.875%,  10/15/2025
c,g
313,861
Southern California Edison
Company
272,000 5.450%,  6/1/2031 273,944
71,000 5.950%,  11/1/2032 73,370
Southern Company
140,000 4.475%,  8/1/2024 139,800
170,000 5.700%,  10/15/2032 173,390
149,000 4.000%,  1/15/2051
c
144,461
432,000 3.750%,  9/15/2051
c
405,648
Southern Company, Convertible
667,000 3.875%,  12/15/2025 681,310
96,000 4.500%,  6/15/2027
a
97,296
TerraForm Power Operating, LLC
480,000 5.000%,  1/31/2028
a
458,483
Virginia Electric and Power
Company
184,000 5.350%,  1/15/2054 173,605
Vistra Corporation
295,000 7.000%,  12/15/2026
a,c,g
292,437
Principal
Amount Long-Term Fixed Income (69.8%) Value
Utilities (2.5%) - continued
Vistra Operations Company, LLC
$ 280,000 5.125%,  5/13/2025
a
$ 278,313
747,000 5.000%,  7/31/2027
a
722,605
WEC Energy Group, Inc.,
Convertible
217,000 4.375%,  6/1/2027
a
215,155
147,000 4.375%,  6/1/2029
a
145,677
Xcel Energy, Inc.
157,000 4.000%,  6/15/2028 149,624
213,000 4.600%,  6/1/2032 199,167
Total 24,786,019
Total Long-Term Fixed Income
(cost $705,863,657) 681,691,014
Shares Common Stock ( 14.3% ) Value
Communications Services (0.9%)
5,031 Alphabet, Inc., Class A 916,397
16,205 Alphabet, Inc., Class C 2,972,321
5,186 Cogent Communications Holdings 292,698
14,504 Comcast Corporation 567,977
51 Electronic Arts, Inc. 7,106
613 Emerald Holding, Inc.
j
3,488
5,525 Meta Platforms, Inc. 2,785,815
526 Netflix, Inc.
j
354,987
10,797 QuinStreet, Inc.
j
179,122
42 Tripadvisor, Inc.
j
748
21,040 Verizon Communications, Inc. 867,690
21,474 Warner Brothers Discovery, Inc.
j
159,766
4,897 Windstream Services, LLC
j
61,702
Total 9,169,817
Consumer Discretionary (1.4%)
15,555 Amazon.com, Inc.
j
3,006,004
3,754 Aptiv plc
j
264,357
2,522 Best Buy Company, Inc. 212,579
84 Booking Holdings, Inc. 332,766
1,529 Boot Barn Holdings, Inc.
j
197,134
2,676 Brunswick Corporation 194,733
5,115 Columbia Sportswear Company 404,494
14,682 Cooper-Standard Holdings, Inc.
j
182,644
2,843 Crocs, Inc.
j
414,907
1,564 D.R. Horton, Inc. 220,415
4,584 eBay, Inc. 246,253
1,906 Expedia Group, Inc.
j
240,137
2,533 Garmin, Ltd. 412,676
1,272 Grand Canyon Education, Inc.
j
177,966
2,650 Hilton Worldwide Holdings, Inc. 578,230
1,509 Home Depot, Inc. 519,458
2,090 Lowe's Companies, Inc. 460,761
564 Lululemon Athletica, Inc.
j
168,467
1,798 McDonald's Corporation 458,202
841 Meritage Homes Corporation 136,116
14,978 Mobileye Global, Inc.
j
420,657
108 NVR, Inc.
j
819,564
401 O'Reilly Automotive, Inc.
j
423,480
82 Ross Stores, Inc. 11,916
10,124 Savers Value Village, Inc.
j
123,918
6,587 SharkNinja, Inc. 495,013
8,091 Skyline Champion Corporation
j
548,165
3,197 Sony Group Corporation ADR 271,585
148 Starbucks Corporation 11,522
11,838 Stoneridge, Inc.
j
188,934

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.3%) Value
Consumer Discretionary (1.4%) - continued
3,445 Tesla, Inc.
j
$ 681,697
1,638 Texas Roadhouse, Inc. 281,261
5,061 Wyndham Hotels & Resorts, Inc. 374,514
9,094 Yum China Holding, Inc. 280,459
Total 13,760,984
Consumer Staples (0.7%)
4,756 Altria Group, Inc. 216,636
7,160 BJ's Wholesale Club Holdings,
Inc.
j
628,935
593 Casey's General Stores, Inc. 226,265
4,974 Coca-Cola Company 316,595
213 Costco Wholesale Corporation 181,048
27,197 Coty, Inc.
j
272,514
1,141 J & J Snack Foods Corporation 185,264
3,434 John B. Sanfilippo & Son, Inc. 333,682
16,966 Kenvue, Inc. 308,442
2,771 Keurig Dr Pepper, Inc. 92,551
4,240 Lamb Weston Holdings, Inc. 356,499
1,776 Lancaster Colony Corporation 335,611
140 PepsiCo, Inc. 23,090
7,506 Philip Morris International, Inc. 760,583
8,578 Pilgrim's Pride Corporation
j
330,167
852 Procter & Gamble Company 140,512
6,699 Sysco Corporation 478,242
7,046 Turning Point Brands, Inc. 226,106
4,864 Tyson Foods, Inc. 277,929
20,447 Walmart, Inc. 1,384,466
Total 7,075,137
Energy (0.7%)
1,104 Archrock, Inc. 22,323
214 Baker Hughes Company 7,526
8,856 Chesapeake Energy Corporation 727,875
339 Chevron Corporation 53,026
5,487 ConocoPhillips 627,603
18,511 Devon Energy Corporation 877,421
17,792 Enterprise Products Partners, LP 515,612
3,210 EOG Resources, Inc. 404,043
11,685 Exxon Mobil Corporation 1,345,177
14,270 Halliburton Company 482,041
1,906 Marathon Petroleum Corporation 330,653
3,160 Matador Resources Company 188,336
28,329 NOV, Inc. 538,534
1,804 Schlumberger NV 85,113
3,518 Shell plc ADR 253,929
7,178 TechnipFMC plc 187,705
5,023 Williams Companies, Inc. 213,478
Total 6,860,395
Financials (2.2%)
1,543 Allstate Corporation 246,355
20,708 Ally Financial, Inc. 821,486
875 American Express Company 202,606
7,371 American International Group, Inc. 547,223
1,252 Ameriprise Financial, Inc. 534,842
5,831 Arch Capital Group, Ltd.
j
588,290
22,632 Bank of America Corporation 900,075
105 Bank of Marin Bancorp 1,700
6,034 Bank of N.T. Butterfield & Son, Ltd. 211,914
8,923 Bank of New York Mellon
Corporation 534,398
1,008 Bank OZK 41,328
1,046 Berkshire Hathaway, Inc.
j
425,513
Shares Common Stock (14.3%) Value
Financials (2.2%) - continued
163 BlackRock, Inc. $ 128,333
14,116 Bridgewater Bancshares, Inc.
j
163,887
1,028 Brookline Bancorp, Inc. 8,584
1,666 Brown & Brown, Inc. 148,957
2,328 Capital One Financial Corporation 322,312
5,201 Carlyle Group, Inc. 208,820
819 Cboe Global Markets, Inc. 139,279
1,345 Central Pacific Financial
Corporation 28,514
8,449 Charles Schwab Corporation 622,607
3,073 Chubb, Ltd. 783,861
837 Citigroup, Inc. 53,116
2,039 Columbia Banking System, Inc. 40,556
5,684 Comerica, Inc. 290,111
644 Community Trust Bancorp, Inc. 28,117
98 Customers Bancorp, Inc.
j
4,702
2,897 Discover Financial Services 378,957
1,150 Ellington Credit Company 7,992
537 Enterprise Financial Services
Corporation 21,969
18,412 F.N.B. Corporation 251,876
403 FactSet Research Systems, Inc. 164,533
208 Financial Institutions, Inc. 4,019
817 First Bancshares, Inc. 21,226
117 First Citizens BancShares, Inc./NC 196,982
146 First Mid-Illinois Bancshares, Inc. 4,800
1,005 Fiserv, Inc.
j
149,785
5,603 Glacier Bancorp, Inc. 209,104
506 Great Southern Bancorp, Inc. 28,139
1,991 Hanmi Financial Corporation 33,289
67 Hartford Financial Services Group,
Inc. 6,736
359 Heartland Financial USA, Inc. 15,957
496 Heritage Financial Corporation 8,943
536 Hometrust Bancshares, Inc. 16,096
1,607 Hope Bancorp, Inc. 17,259
3,206 Houlihan Lokey, Inc. 432,361
296 Independent Bank Corporation/MI 7,992
8,992 Intercontinental Exchange, Inc. 1,230,915
7,547 J.P. Morgan Chase & Company 1,526,456
6,268 KeyCorp 89,068
2,451 Kinsale Capital Group, Inc. 944,321
683 LPL Financial Holdings, Inc. 190,762
1,937 Marsh & McLennan Companies,
Inc. 408,165
910 Mastercard, Inc. 401,456
5,524 MetLife, Inc. 387,730
1,085 MidWestOne Financial Group, Inc. 24,402
292 Moody's Corporation 122,912
72 MSCI, Inc. 34,686
8,515 Nasdaq, Inc. 513,114
4,000 Northern Trust Corporation 335,920
2,761 NU Holdings, Ltd./Cayman Islands
j
35,589
2,376 OceanFirst Financial Corporation 37,755
291 OFG Bancorp 10,898
3,616 PayPal Holdings, Inc.
j
209,836
74 PNC Financial Services Group,
Inc. 11,505
1,234 Progressive Corporation 256,314
3,964 Prosperity Bancshares, Inc. 242,359
9,254 Radian Group, Inc. 287,799
4,146 Raymond James Financial, Inc. 512,487
3,101 RLI Corporation 436,280
608 SEI Investments Company 39,331
3,039 Tradeweb Markets, Inc. 322,134

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.3%) Value
Financials (2.2%) - continued
4,113 Triumph Financial, Inc.
j
$ 336,238
125 TrustCo Bank Corporation NY 3,596
237 U.S. Bancorp 9,409
5,317 Valley National Bancorp 37,113
621 Visa, Inc. 162,994
1,387 Voya Financial, Inc. 98,685
191 Webster Financial Corporation 8,326
19,599 Wells Fargo & Company 1,163,985
9,019 Western Alliance Bancorp 566,574
107 Willis Towers Watson plc 28,049
8,123 Zions Bancorp NA 352,294
Total 21,384,958
Health Care (1.7%)
3,993 Abbott Laboratories 414,913
437 AbbVie, Inc. 74,954
3,664 Agilent Technologies, Inc. 474,964
805 Align Technology, Inc.
j
194,351
1,683 Amgen, Inc. 525,853
4,010 AMN Healthcare Services, Inc.
j
205,432
6,680 AstraZeneca plc ADR 520,973
13,097 Avantor, Inc.
j
277,656
872 Biogen, Inc.
j
202,147
1,749 Boston Scientific Corporation
j
134,691
327 Centene Corporation
j
21,680
1,049 Charles River Laboratories
International, Inc.
j
216,702
332 Chemed Corporation 180,137
1,282 Cigna Group 423,791
1,888 Danaher Corporation 471,717
3,871 Edwards Lifesciences Corporation
j
357,564
1,464 Elevance Health, Inc. 793,283
985 Eli Lilly & Company 891,799
2,130 Encompass Health Corporation 182,733
6,663 Enovis Corporation
j
301,168
6,778 Gilead Sciences, Inc. 465,039
3,392 Haemonetics Corporation
j
280,620
3,588 Halozyme Therapeutics, Inc.
j
187,868
1,073 Humana, Inc. 400,926
762 Intuitive Surgical, Inc.
j
338,976
8,108 Johnson & Johnson 1,185,065
2,598 Labcorp Holdings, Inc. 528,719
4,493 Masimo Corporation
j
565,848
4,902 Medtronic plc 385,836
8,777 Merck & Company, Inc. 1,086,593
538 Molina Healthcare, Inc.
j
159,947
1,532 Novo Nordisk AS ADR 218,678
19,755 Option Care Health, Inc.
j
547,214
5,314 Progyny, Inc.
j
152,034
1,952 Repligen Corporation
j
246,069
1,791 Sarepta Therapeutics, Inc.
j
282,978
6,716 Stevanato Group SPA 123,171
818 Stryker Corporation 278,325
1,246 Thermo Fisher Scientific, Inc. 689,038
371 UnitedHealth Group, Inc. 188,935
728 Varex Imaging Corporation
j
10,723
876 Vertex Pharmaceuticals, Inc.
j
410,599
17,627 Viemed Healthcare, Inc.
j
115,457
4,311 Zimmer Biomet Holdings, Inc. 467,873
1,697 Zoetis, Inc. 294,192
Total 16,477,231
Industrials (1.9%)
3,917 Advanced Drainage Systems, Inc. 628,248
Shares Common Stock (14.3%) Value
Industrials (1.9%) - continued
1,808 AECOM $ 159,357
9,886 Air Lease Corporation 469,882
2,380 AMETEK, Inc. 396,770
351 Armstrong World Industries, Inc. 39,747
1,419 Automatic Data Processing, Inc. 338,701
866 Axon Enterprise, Inc.
j
254,812
2,107 AZEK Company, Inc.
j
88,768
15,262 Badger Infrastructure Solutions,
Ltd. 459,517
272 Brady Corporation 17,958
1,930 BWX Technologies, Inc. 183,350
1,367 Caterpillar, Inc. 455,348
30,088 CNH Industrial NV 304,791
25,636 CSX Corporation 857,524
8,744 Delta Air Lines, Inc. 414,815
7,380 ExlService Holdings, Inc.
j
231,437
2,444 Expeditors International of
Washington, Inc. 304,987
14,589 Fastenal Company 916,773
1,947 Ferguson plc 377,037
8,314 Flowserve Corporation 399,903
7,324 Fluor Corporation
j
318,960
1,699 General Dynamics Corporation 492,948
579 Graco, Inc. 45,903
5,659 Helios Technologies, Inc. 270,217
2,417 Honeywell International, Inc. 516,126
10,737 Howmet Aerospace, Inc. 833,513
3,088 Ingersoll Rand, Inc. 280,514
2,082 Jacobs Solutions, Inc. 290,876
21,056 Janus International Group, Inc.
j
265,937
1,981 JB Hunt Transport Services, Inc. 316,960
6,582 Knight-Swift Transportation
Holdings, Inc. 328,573
2,831 Korn Ferry 190,073
1,968 L3Harris Technologies, Inc. 441,973
954 Leidos Holdings, Inc. 139,170
1,445 Lincoln Electric Holdings, Inc. 272,585
17,060 Masterbrand, Inc.
j
250,441
4,007 Maximus, Inc. 343,400
4,265 Miller Industries, Inc. 234,660
1,598 Moog, Inc. 267,345
488 Northrop Grumman Corporation 212,744
1,844 Old Dominion Freight Line, Inc. 325,650
1,369 Owens Corning, Inc. 237,823
325 Parker-Hannifin Corporation 164,388
1,257 Pentair plc 96,374
1,613 Quanta Services, Inc. 409,847
5,159 Robert Half, Inc. 330,073
1,237 Rockwell Automation, Inc. 340,521
10,885 Schneider National, Inc. 262,982
668 Simpson Manufacturing Company,
Inc. 112,578
3,434 Tennant Company 338,043
8,420 Timken Company 674,695
1,292 Trane Technologies plc 424,978
5,102 Uber Technologies, Inc.
j
370,813
190 Union Pacific Corporation 42,989
4,836 United Parcel Service, Inc. 661,807
1,030 United Rentals, Inc. 666,132
Total 19,072,336
Information Technology (3.2%)
579 Adobe, Inc.
j
321,658
3,304 Advanced Micro Devices, Inc.
j
535,942
3,588 Amphenol Corporation 241,723

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.3%) Value
Information Technology (3.2%) - continued
18,124 Apple, Inc. $ 3,817,277
2,560 Applied Materials, Inc. 604,134
1,368 AppLovin Corporation
j
113,845
198 Arista Networks, Inc.
j
69,395
2,228 ASGN, Inc.
j
196,443
1,076 Autodesk, Inc.
j
266,256
495 Broadcom, Inc. 794,737
1,205 CDW Corporation 269,727
9,799 Ciena Corporation
j
472,116
17,834 Cisco Systems, Inc. 847,293
6,579 Cohu, Inc.
j
217,765
2,007 Crane NXT Company 123,270
2,440 Datadog, Inc.
j
316,444
7,076 DocuSign, Inc.
j
378,566
2,547 Enphase Energy, Inc.
j
253,961
1,484 Fabrinet
j
363,268
1,530 FormFactor, Inc.
j
92,611
3,359 Fortinet, Inc.
j
202,447
6,406 Gilat Satellite Networks, Ltd.
j
28,635
1,937 GoDaddy, Inc.
j
270,618
3,084 Guidewire Software, Inc.
j
425,253
780 Insight Enterprises, Inc.
j
154,721
4,978 International Business Machines
Corporation 860,945
5,124 JFrog, Ltd.
j
192,406
347 KLA Corporation 286,105
138 Lam Research Corporation 146,949
900 Littelfuse, Inc. 230,031
11,221 Microsoft Corporation 5,015,226
1,184 MongoDB, Inc.
j
295,953
119 Motorola Solutions, Inc. 45,940
516 NetApp, Inc. 66,461
38,321 NVIDIA Corporation 4,734,176
3,261 ON Semiconductor Corporation
j
223,541
1,020 Onto Innovation, Inc.
j
223,951
3,453 Plexus Corporation
j
356,280
1,119 Qorvo, Inc.
j
129,849
7,420 QUALCOMM, Inc. 1,477,916
109 RingCentral, Inc.
j
3,074
2,667 Salesforce, Inc. 685,686
13,381 Samsung Electronics Company,
Ltd. 787,523
677 Semtech Corporation
j
20,229
1,018 ServiceNow, Inc.
j
800,830
3,570 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 620,502
10,951 Trimble, Inc.
j
612,380
35,806 TTM Technologies, Inc.
j
695,711
379 Tyler Technologies, Inc.
j
190,554
661 Universal Display Corporation 138,975
8,913 Varonis Systems, Inc.
j
427,557
648 VeriSign, Inc.
j
115,214
1,767 Workiva, Inc.
j
128,973
Total 30,891,042
Materials (0.6%)
2,040 Albemarle Corporation 194,861
5,365 Alcoa Corporation 213,420
910 Allegheny Technologies, Inc.
j
50,459
5,586 Ball Corporation 335,272
5,175 CF Industries Holdings, Inc. 383,571
4,175 Corteva, Inc. 225,199
111 Eagle Materials, Inc. 24,138
3,436 Eastman Chemical Company 336,625
Shares Common Stock (14.3%) Value
Materials (0.6%) - continued
980 Ecolab, Inc. $ 233,240
2,851 Greif, Inc. 163,847
5,561 Ingevity Corporation
j
243,071
19,338 Ivanhoe Mines, Ltd.
j
249,491
1,424 Linde plc 624,865
3,495 Nucor Corporation 552,490
5,548 Steel Dynamics, Inc. 718,466
17,130 Tronox Holdings plc 268,770
839 United States Lime & Minerals, Inc. 305,547
1,254 United States Steel Corporation 47,401
3,087 West Fraser Timber Company, Ltd. 237,298
Total 5,408,031
Real Estate (0.5%)
4,294 Agree Realty Corporation 265,970
3,163 Alexandria Real Estate Equities,
Inc. 369,976
1,754 AvalonBay Communities, Inc. 362,885
2,273 CBRE Group, Inc.
j
202,547
4,007 Crown Castle, Inc. 391,484
32,994 Cushman and Wakefield plc
j
343,138
870 EastGroup Properties, Inc. 147,987
262 Equinix, Inc. 198,229
12,276 Essential Properties Realty Trust,
Inc. 340,168
1,440 Extra Space Storage, Inc. 223,791
19,599 Healthcare Realty Trust, Inc. 322,992
619 Kite Realty Group Trust 13,853
10,820 National Storage Affiliates Trust 446,000
1,930 Phillips Edison and Company, Inc. 63,130
2,307 SBA Communications Corporation 452,864
687 STAG Industrial, Inc. 24,773
6,758 Terreno Realty Corporation 399,939
Total 4,569,726
Utilities (0.5%)
7,347 Alliant Energy Corporation 373,962
548 American Water Works Company,
Inc. 70,780
12,765 CenterPoint Energy, Inc. 395,460
2,786 Constellation Energy Corporation 557,952
4,716 Duke Energy Corporation 472,685
4,016 Entergy Corporation 429,712
6,754 Evergy, Inc. 357,759
13,992 NiSource, Inc. 403,109
1,814 Northwestern Energy Group, Inc. 90,845
256 PNM Resources, Inc. 9,462
3,753 Portland General Electric
Company 162,280
5,830 Public Service Enterprise Group,
Inc. 429,671
2,468 Spire, Inc. 149,882
2,626 UGI Corporation 60,135
3,553 Vistra Energy Corporation 305,487
6,819 Xcel Energy, Inc. 364,203
Total 4,633,384
Total Common Stock
(cost $96,571,813) 139,303,041

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 10.4% ) Value
U.S. Affiliated  (9.1%)
9,612,860 Thrivent Core Emerging Markets
Debt Fund $ 76,806,753
1,171,355 Thrivent Core International Equity
Fund 12,463,217
Total 89,269,970
U.S. Unaffiliated  (1.3%)
86,285 Aberdeen Asia-Pacific Income
Fund, Inc. 231,244
27,874 AllianceBernstein Global High
Income Fund, Inc. 292,120
41,273 Allspring Income Opportunities
Fund 273,227
6,445 BlackRock Core Bond Trust 68,639
27,406 BlackRock Corporate High Yield
Fund, Inc. 265,564
32,755 BlackRock Credit Allocation
Income Trust 350,806
2,772 BlackRock Debt Strategies Fund,
Inc. 30,048
7,058 BlackRock Enhanced Equity
Dividend Trust 57,664
31,092 BlackRock Enhanced Global
Dividend Trust 329,886
16,400 BlackRock Enhanced International
Dividend Trust 91,512
1,025 BlackRock Floating Rate Income
Strategies Fund, Inc. 13,263
6,166 BlackRock Income Trust, Inc. 73,560
10,342 BlackRock Multi-Sector Income
Trust 150,786
24,550 Blackstone Strategic Credit 2027
Term Fund 291,900
32,500 Eaton Vance Limited Duration
Income Fund 316,550
10,260 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 86,697
23,209 First Trust High Income Long/Short
Fund 286,399
6,020 Invesco Dynamic Credit
Opportunities Fund
d
62,848
67,385 iShares Broad USD High Yield
Corporate Bond ETF 2,444,728
13,731 iShares iBoxx $ Investment Grade
Corporate Bond ETF
e
1,470,865
56,844 Nuveen Credit Strategies Income
Fund 315,484
17,161 Nuveen Preferred Income
Opportunities Fund 128,193
28,182 PGIM Global High Yield Fund, Inc. 334,802
27,750 PGIM High Yield Bond Fund, Inc. 357,420
7,150 Pimco Dynamic Income Fund
e
134,492
1,942 SPDR S&P Biotech ETF
e
180,043
2,007 Tri-Continental Corporation 62,157
28,349 Vanguard Intermediate-Term
Corporate Bond ETF
e
2,265,936
14,250 Vanguard Short-Term Corporate
Bond ETF
e
1,101,169
11,500 Virtus Convertible & Income Fund 37,605
18,603 Virtus Dividend, Interest &
Premium Strategy Fund 228,445
2,300 Virtus Equity & Convertible Income
Fund
e
53,452
Shares
Registered Investment
Companies (10.4%) Value
U.S. Unaffiliated  (1.3%)- continued
47,194 Voya Global Equity Dividend &
Premium Opportunity Fund $ 242,577
68,335 Western Asset High Income
Opportunity Fund, Inc. 260,356
Total 12,890,437
Total Registered Investment
Companies (cost $114,774,258) 102,160,407
Shares
Collateral Held for Securities
Loaned ( 1.6% ) Value
16,159,064 Thrivent Cash Management Trust 16,159,064
Total Collateral Held for
Securities Loaned
(cost $16,159,064) 16,159,064
Shares Preferred Stock ( 1.1% ) Value
Basic Materials (0.1%)
12,419 Albemarle Corporation,
Convertible, 7.250% 579,471
Total 579,471
Communications Services (0.1%)
35,275 AT&T, Inc., 4.750%
g
711,144
15,250 Telephone and Data Systems, Inc.,
6.000%
g
273,127
Total 984,271
Financials (0.8%)
10,000 AEGON Funding Company, LLC,
5.100% 207,700
20,000 Allstate Corporation, 5.100%
g
436,800
8,628 Apollo Global Management, Inc.,
Convertible, 6.750% 566,083
28,275 Bank of America Corporation,
4.250%
g
526,763
774 Bank of America Corporation,
Convertible, 7.250%
g
925,828
19,925 Capital One Financial Corporation,
5.000%
g
396,507
2,750 Citizens Financial Group, Inc.,
7.375%
e,g,j
72,737
9,000 Equitable Holdings, Inc., 5.250%
e,g
195,750
23,000 J.P. Morgan Chase & Company,
4.200%
g
439,070
16,250 J.P. Morgan Chase & Company,
4.750%
g
344,175
15,950 KeyCorp, 6.200%
c,g
351,538
13,050 Morgan Stanley, 4.250%
e,g
249,908
10,400 Morgan Stanley, 5.850%
c,g
258,336
13,084 Morgan Stanley, 7.125%
c,g
329,848
14,525 Public Storage, 4.125%
g
270,165
5,025 Public Storage, 4.625%
g
102,460
1,275 Public Storage, 4.700%
g
26,303
3,900 Regions Financial Corporation,
5.700%
c,g
89,505
3,500 Synovus Financial Corporation,
5.875%
c,g
87,780
13,100 U.S. Bancorp, 4.000%
g
228,333
21,000 Wells Fargo & Company, 4.250%
g
394,170
11,800 Wells Fargo & Company, 4.750%
g
240,838

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.1%) Value
Financials (0.8%) - continued
928 Wells Fargo & Company,
Convertible, 7.500%
g
$ 1,103,364
Total 7,843,961
Utilities (0.1%)
23,000 CMS Energy Corporation, 4.200%
g
434,700
13,150 NextEra Energy, Inc., Convertible,
6.926%
e
545,594
13,600 Southern Company, 4.950% 300,152
Total 1,280,446
Total Preferred Stock
(cost $12,141,700) 10,688,149
Shares or
Principal
Amount Short-Term Investments ( 4.5% ) Value
Federal Home Loan Bank Discount
Notes
1,100,000 5.233%, 7/10/2024
k,l
1,098,077
100,000 5.240%, 7/12/2024
k,l
99,796
1,000,000 5.250%, 7/17/2024
k,l
997,232
300,000 5.260%, 7/19/2024
k,l
299,082
400,000 5.240%, 8/14/2024
k,l
397,266
500,000 5.245%, 8/16/2024
k,l
496,437
1,000,000 5.240%, 9/18/2024
k,l
988,156
Thrivent Core Short-Term Reserve
Fund
3,864,821 5.580% 38,648,214
U.S. Treasury Bills
300,000 5.246%, 7/18/2024
k,m
299,255
400,000 5.243%, 8/15/2024
k,m
397,379
Total Short-Term Investments
(cost $43,720,592) 43,720,894
Total Investments (cost
$989,231,084) 101.7% $993,722,569
Other Assets and Liabilities, Net
(1.7%) (16,700,339)
Total Net Assets 100.0% $977,022,230
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $231,759,581 or 23.7%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 28, 2024.
c Denotes variable rate securities. The rate shown is as of
June 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Fund as of June 28, 2024 was $3,838,437 or
0.39% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 28, 2024.
Security
Acquisition
Date Cost
Business Jet Securities, LLC,
6/15/2037 5/5/2022 $ 910,220
Business Jet Securities, LLC,
5/15/2039 4/9/2024 1,750,147
Credit Suisse Group AG  5/17/2021 144,113
Credit Suisse Group AG  12/4/2013 150,000
Pretium Mortgage Credit
Partners, LLC, 6/27/2060 6/16/2021 1,253,652
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of June 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 9,872,384
Common Stock 5,775,433
Total lending $15,647,817
Gross amount payable upon return of
collateral for securities loaned $16,159,064
Net amounts due to counterparty $511,247

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 49,474,811
Gross unrealized depreciation (49,723,078)
Net unrealized appreciation (depreciation) $ (248,267)
Cost for federal income tax purposes $ 994,193,426

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 62,471,400 – 61,418,250 1,053,150
Basic Materials 10,649,156 – 10,649,156 –
Capital Goods 19,484,430 – 19,484,430 –
Collateralized Mortgage Obligations 60,049,358 – 58,049,358 2,000,000
Commercial Mortgage-Backed Securities 5,407,677 – 5,407,677 –
Communications Services 22,414,121 – 22,414,121 –
Consumer Cyclical 35,979,342 – 35,979,342 –
Consumer Non-Cyclical 30,608,838 – 30,608,838 –
Energy 28,707,930 – 28,707,930 –
Financials 85,774,304 – 85,774,304 –
Foreign Government 201,671 – 201,671 –
Mortgage-Backed Securities 214,011,735 – 214,011,735 –
Technology 24,468,347 – 24,468,347 –
Transportation 6,110,656 – 6,110,656 –
U.S. Government & Agencies 50,566,030 – 50,566,030 –
Utilities 24,786,019 – 24,786,019 –
Common Stock
Communications Services 9,169,817 9,108,115 61,702 –
Consumer Discretionary 13,760,984 13,760,984 – –
Consumer Staples 7,075,137 7,075,137 – –
Energy 6,860,395 6,860,395 – –
Financials 21,384,958 21,384,958 – –
Health Care 16,477,231 16,477,231 – –
Industrials 19,072,336 18,612,819 459,517 –
Information Technology 30,891,042 30,103,519 787,523 –
Materials 5,408,031 5,158,540 249,491 –
Real Estate 4,569,726 4,569,726 – –
Utilities 4,633,384 4,633,384 – –
Registered Investment Companies
U.S. Unaffiliated 12,890,437 12,827,589 – 62,848
Preferred Stock
Basic Materials 579,471 579,471 – –
Communications Services 984,271 984,271 – –
Financials 7,843,961 7,843,961 – –
Utilities 1,280,446 1,280,446 – –
Short-Term Investments 5,072,680 – 5,072,680 –
Subtotal Investments in Securities $849,645,321 $161,260,546 $685,268,777 $3,115,998
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 89,269,970
Affiliated Short-Term Investments 38,648,214
Collateral Held for Securities Loaned 16,159,064
Subtotal Other Investments $144,077,248
Total Investments at Value $993,722,569
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Diversified Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 392,263 392,263 – –
Credit Default Swaps 43,142 – 43,142 –
Total Asset Derivatives $435,405 $392,263 $43,142 $–
Liability Derivatives
Futures Contracts 212,815 66,587 146,228 –
Total Liability Derivatives $212,815 $66,587 $146,228 $–
The following table presents Diversified Income Plus Fund's futures contracts held as of June 28, 2024. Investments and/or cash totaling
$4,376,046 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 52 September 2024 $ 10,587,823 $ 31,552
CME E-mini S&P 500 Index 237 September 2024 65,210,631 219,143
ICE mini MSCI EAFE Index 91 September 2024 10,576,189 85,371
ICE US mini MSCI Emerging Markets Index 30 September 2024 1,615,938 16,362
Total Futures Long Contracts $ 87,990,581 $ 352,428
CME E-mini Russell 2000 Index (209) September 2024 ( $ 21,525,685) ( $ 53,565)
CME E-mini S&P Mid-Cap 400 Index (12) September 2024 (3,536,698) (13,022)
CME Euro Foreign Exchange Currency (93) September 2024 (12,539,035) 39,835
Eurex Euro STOXX 50 Index (231) September 2024 (12,072,342) (146,228)
Total Futures Short Contracts ( $ 49,673,760) ($172,980)
Total Futures Contracts $ 38,316,821 $179,448

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Diversified Income Plus Fund's swaps contracts held as of June 28, 2024. Investments totaling $696,634 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 11,735,000 $ – $ 43,142 $ 43,142
Total Credit Default Swaps $– $43,142 $43,142
1 As the buyer of protection, Diversified Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Diversified Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 39,835
Total Foreign Exchange Contracts 39,835
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 320,876
Total Equity Contracts 320,876
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 31,552
Total Interest Rate Contracts 31,552
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 43,142
Total Credit Contracts 43,142
Total Asset Derivatives $435,405
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 212,815
Total Equity Contracts 212,815
Total Liability Derivatives $212,815
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Diversified Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 97,779
Total Interest Rate Contracts 97,779
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 5,977,628
Total Equity Contracts 5,977,628
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 127,581
Total Foreign Exchange Contracts 127,581
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (680,745)
Total Credit Contracts (680,745)
Total $5,522,243
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Diversified Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 318,769
Total Foreign Exchange Contracts 318,769
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (284,192)
Total Equity Contracts (284,192)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (430,598)
Total Interest Rate Contracts (430,598)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 333,527
Total Credit Contracts 333,527
Total ($62,494)
The following table presents Diversified Income Plus Fund's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $70,776,947
Futures - Short (38,531,903)
Interest Rate Contracts
Futures - Long 11,659,710
Foreign Exchange Contracts
Futures - Short (11,999,858)
Credit Contracts
Credit Default Swaps - Buy Protection (696,491)

Diversified Income Plus Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Fund, is as follows:
Fund
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $79,693 $2,282 $5,200 $76,807 9,613 7.8%
Core International Equity 11,854 – – 12,463 1,171 1.3
Total U.S. Affiliated Registered Investment
Companies 91,547 89,270 9.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 42,446 194,549 198,347 38,648 3,865 4.0
Total Affiliated Short-Term Investments 42,446 38,648 4.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   25,760 139,472 149,073 16,159 16,159 1.6
Total Collateral Held for Securities Loaned 25,760 16,159 1.6
Total Value $159,753 $144,077
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2024
- 6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,224) $1,256 $– $2,281
Core International Equity – 609 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 0 (0) – 930
Total Income/Non Cash Income from Affiliated Investments $3,211
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 72
Total Affiliated Income from Securities Loaned, Net $72
Total ($1,224) $1,865 $–

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 72.3% ) Value
Basic Materials (1.8%)
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
$ 11,000 8.625%,  6/15/2029
a
$ 11,289
ATI, Inc.
33,000 7.250%,  8/15/2030 34,064
ATI, Inc., Convertible
12,000 3.500%,  6/15/2025 42,942
Cascades, Inc./Cascades USA,
Inc.
40,000 5.125%,  1/15/2026
a,b
39,388
Chemours Company
60,000 5.750%,  11/15/2028
a
55,395
Cleveland-Cliffs, Inc.
27,000 5.875%,  6/1/2027 26,811
40,000 4.625%,  3/1/2029
a
37,852
Consolidated Energy Finance SA
83,000 5.625%,  10/15/2028
a
70,568
First Quantum Minerals, Ltd.
17,000 6.875%,  10/15/2027
a
16,608
Hecla Mining Company
25,000 7.250%,  2/15/2028 25,013
Hudbay Minerals, Inc.
45,000 4.500%,  4/1/2026
a
44,020
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
17,000 9.000%,  7/1/2028
a
17,135
INEOS Finance plc
42,000 7.500%,  4/15/2029
a
42,433
Mercer International, Inc.
18,000 5.125%,  2/1/2029
b
15,842
Methanex Corporation
23,000 4.250%,  12/1/2024 22,799
21,000 5.125%,  10/15/2027 20,256
14,000 5.250%,  12/15/2029 13,508
Mineral Resources, Ltd.
10,000 9.250%,  10/1/2028
a
10,495
Novelis Corporation
35,000 3.250%,  11/15/2026
a
32,935
20,000 4.750%,  1/30/2030
a
18,554
15,000 3.875%,  8/15/2031
a
12,987
Olin Corporation
22,000 5.125%,  9/15/2027 21,340
Peabody Energy Corporation,
Convertible
12,000 3.250%,  3/1/2028
b
15,738
SCIL IV, LLC/SCIL USA Holdings,
LLC
31,000 5.375%,  11/1/2026
a
29,975
SNF Group SACA
50,000 3.375%,  3/15/2030
a
43,121
SunCoke Energy, Inc.
56,000 4.875%,  6/30/2029
a
50,734
Taseko Mines, Ltd.
29,000 8.250%,  5/1/2030
a
29,668
Tronox, Inc.
15,000 4.625%,  3/15/2029
a
13,540
United States Steel Corporation
43,000 6.875%,  3/1/2029 43,208
Total 858,218
Principal
Amount Long-Term Fixed Income (72.3%) Value
Capital Goods (3.2%)
AAR Escrow Issuer, LLC
$ 19,000 6.750%,  3/15/2029
a
$ 19,368
Advanced Drainage Systems, Inc.
35,000 6.375%,  6/15/2030
a
35,126
Amsted Industries, Inc.
25,000 5.625%,  7/1/2027
a
24,586
15,000 4.625%,  5/15/2030
a
13,763
Array Technologies, Inc.,
Convertible
16,000 1.000%,  12/1/2028 12,907
Bombardier, Inc.
7,000 7.875%,  4/15/2027
a
7,018
53,000 6.000%,  2/15/2028
a
52,390
40,000 7.000%,  6/1/2032
a
40,556
Brand Industrial Services, Inc.
21,000 10.375%,  8/1/2030
a
22,695
Builders FirstSource, Inc.
25,000 5.000%,  3/1/2030
a
23,649
Camelot Return Merger Sub, Inc.
14,000 8.750%,  8/1/2028
a
13,725
Canpack SA/Canpack US, LLC
62,000 3.875%,  11/15/2029
a
55,580
Chart Industries, Inc.
53,000 7.500%,  1/1/2030
a
54,768
Chart Industries, Inc., Convertible
11,000 1.000%,  11/15/2024 27,088
Clean Harbors, Inc.
28,000 6.375%,  2/1/2031
a
28,073
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a
7,863
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 51,661
EquipmentShare.com, Inc.
15,000 8.625%,  5/15/2032
a
15,554
ESAB Corporation
11,000 6.250%,  4/15/2029
a
11,066
Fluor Corporation, Convertible
30,000 1.125%,  8/15/2029
a
34,215
Gates Corporation
9,000 6.875%,  7/1/2029
a
9,157
GFL Environmental, Inc.
57,000 4.000%,  8/1/2028
a
52,976
26,000 3.500%,  9/1/2028
a
23,969
Greenbrier Companies, Inc.,
Convertible
20,000 2.875%,  4/15/2028 21,440
H&E Equipment Services, Inc.
84,000 3.875%,  12/15/2028
a
75,791
Herc Holdings, Inc.
23,000 6.625%,  6/15/2029
a
23,322
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
9,000 6.750%,  4/1/2032
a
9,064
MIWD Holdco II, LLC
24,000 5.500%,  2/1/2030
a,b
22,149
Mueller Water Products, Inc.
32,000 4.000%,  6/15/2029
a
29,298
Nesco Holdings II, Inc.
60,000 5.500%,  4/15/2029
a
55,574

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.3%) Value
Capital Goods (3.2%) - continued
New Enterprise Stone and Lime
Company, Inc.
$ 54,000 5.250%,  7/15/2028
a
$ 50,983
OI European Group BV
48,000 4.750%,  2/15/2030
a
43,884
Owens-Brockway Glass Container,
Inc.
27,000 6.625%,  5/13/2027
a
26,945
11,000 7.375%,  6/1/2032
a
11,013
Pactiv Evergreen Group
40,000 4.375%,  10/15/2028
a
37,325
Patrick Industries, Inc., Convertible
10,000 1.750%,  12/1/2028 12,100
Reworld Holding Corporation
40,000 4.875%,  12/1/2029
a
36,509
Sealed Air Corporation/Sealed Air
Corporation (US)
44,000 6.125%,  2/1/2028
a
43,894
Smyrna Ready Mix Concrete, LLC
44,000 8.875%,  11/15/2031
a
46,681
Spirit AeroSystems, Inc.
46,000 9.750%,  11/15/2030
a
50,743
SRM Escrow Issuer, LLC
27,000 6.000%,  11/1/2028
a
26,378
Summit Materials, LLC/Summit
Materials Finance Corporation
12,000 7.250%,  1/15/2031
a
12,428
TransDigm, Inc.
52,000 5.500%,  11/15/2027 51,061
53,000 7.125%,  12/1/2031
a
54,610
41,000 6.625%,  3/1/2032
a
41,412
Trivium Packaging Finance
15,000 5.500%,  8/15/2026
a
14,697
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 67,844
30,000 4.000%,  7/15/2030 27,130
WESCO Distribution, Inc.
29,000 7.250%,  6/15/2028
a
29,520
14,000 6.375%,  3/15/2029
a
14,051
10,000 6.625%,  3/15/2032
a
10,105
Total 1,583,704
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
12,653
3.651%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
10,903
Residential Accredit Loans, Inc.
Trust
36,933
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 28,573
Total 39,476
Communications Services (3.8%)
AMC Networks, Inc.
8,000 10.250%,  1/15/2029
a
7,882
AMC Networks, Inc., Convertible
3,000 4.250%,  2/15/2029
a
2,882
CCO Holdings, LLC/CCO Holdings
Capital Corporation
89,000 6.375%,  9/1/2029
a
84,597
30,000 4.750%,  3/1/2030
a
25,984
Principal
Amount Long-Term Fixed Income (72.3%) Value
Communications Services (3.8%) - continued
$ 23,000 4.250%,  2/1/2031
a
$ 18,778
128,000 4.750%,  2/1/2032
a
104,828
55,000 4.250%,  1/15/2034
a
41,748
CenterPoint Energy, Inc.,
Convertible
622 3.369%,  9/15/2029 21,123
Cimpress plc
33,000 7.000%,  6/15/2026 32,974
Clear Channel Outdoor Holdings,
Inc.
7,000 7.875%,  4/1/2030
a
7,046
Clear Channel Worldwide
Holdings, Inc.
60,000 5.125%,  8/15/2027
a
57,299
Connect Finco SARL/Connect US
Finco, LLC
27,000 6.750%,  10/1/2026
a
26,059
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
96,000 5.875%,  8/15/2027
a
90,296
Frontier Communications
Holdings, LLC
57,000 5.875%,  10/15/2027
a
55,650
20,000 8.750%,  5/15/2030
a
20,609
14,000 8.625%,  3/15/2031
a
14,422
GCI, LLC
45,000 4.750%,  10/15/2028
a
41,075
Gray Television, Inc.
24,000 7.000%,  5/15/2027
a,b
22,097
40,000 10.500%,  7/15/2029
a
40,215
Iliad Holding SASU
26,000 6.500%,  10/15/2026
a,b
25,885
37,000 8.500%,  4/15/2031
a
37,464
Intelsat Jackson Holdings SA
37,000 6.500%,  3/15/2030
a
34,424
LCPR Senior Secured Financing
DAC
63,000 6.750%,  10/15/2027
a
59,002
Level 3 Financing, Inc.
13,927 10.500%,  4/15/2029
a
13,892
13,927 11.000%,  11/15/2029
a
14,251
28,000 10.500%,  5/15/2030
a
27,732
McGraw-Hill Education, Inc.
36,000 5.750%,  8/1/2028
a
34,715
News Corporation
51,000 3.875%,  5/15/2029
a
46,945
Nexstar Media, Inc.
17,000 5.625%,  7/15/2027
a
16,150
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
20,000 4.625%,  3/15/2030
a
18,009
Paramount Global
50,000 6.250%,  2/28/2057
c
40,770
87,000 6.375%,  3/30/2062
c
76,835
Playtika Holding Corporation
50,000 4.250%,  3/15/2029
a
43,873
Rogers Communications, Inc.
80,000 5.250%,  3/15/2082
a,c
76,597
Scripps Escrow II, Inc.
14,000 3.875%,  1/15/2029
a
9,751

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.3%) Value
Communications Services (3.8%) - continued
Sinclair Television Group, Inc.
$ 13,000 4.125%,  12/1/2030
a,b
$ 8,710
Sirius XM Radio, Inc.
44,000 5.000%,  8/1/2027
a
42,118
25,000 4.000%,  7/15/2028
a
22,584
30,000 4.125%,  7/1/2030
a
25,623
TEGNA, Inc.
15,000 4.750%,  3/15/2026
a
14,663
50,000 4.625%,  3/15/2028 45,053
Telecom Italia Capital SA
33,000 6.000%,  9/30/2034
a
31,231
2,000 6.000%,  9/30/2034 1,804
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
44,000 4.750%,  4/15/2028
a
35,976
Univision Communications, Inc.
6,000 8.000%,  8/15/2028
a
5,851
51,000 4.500%,  5/1/2029
a
42,864
21,000 7.375%,  6/30/2030
a
19,533
Urban One, Inc.
9,000 7.375%,  2/1/2028
a
6,917
Viasat, Inc.
23,000 6.500%,  7/15/2028
a,b
17,412
Virgin Media Finance plc
19,000 5.000%,  7/15/2030
a
15,666
Virgin Media Secured Finance plc
39,000 5.500%,  5/15/2029
a
35,652
Vodafone Group plc
10,000 5.125%,  6/4/2081
c
7,355
88,000 7.000%,  4/4/2079
c
90,675
VZ Secured Financing BV
40,000 5.000%,  1/15/2032
a
34,107
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
16,000 7.750%,  8/15/2028
a
15,073
Ziggo Bond Company BV
18,000 5.125%,  2/28/2030
a,b
15,294
Ziggo BV
15,000 4.875%,  1/15/2030
a
13,335
Total 1,839,355
Consumer Cyclical (6.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
72,000 4.375%,  1/15/2028
a
67,908
Adient Global Holdings, Ltd.
25,000 8.250%,  4/15/2031
a,b
26,090
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
50,000 4.625%,  6/1/2028
a
45,604
30,000 4.625%,  6/1/2028
a
27,331
Allison Transmission, Inc.
25,000 3.750%,  1/30/2031
a
21,918
American Axle & Manufacturing,
Inc.
36,000 6.875%,  7/1/2028 35,930
41,000 5.000%,  10/1/2029
b
37,600
Principal
Amount Long-Term Fixed Income (72.3%) Value
Consumer Cyclical (6.3%) - continued
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
$ 8,000 7.000%,  4/15/2030
a
$ 6,541
Arko Corporation
32,000 5.125%,  11/15/2029
a
27,857
Asbury Automotive Group, Inc.
25,000 5.000%,  2/15/2032
a
22,650
Ashton Woods USA, LLC/Ashton
Woods Finance Company
30,000 4.625%,  8/1/2029
a
27,029
6,000 4.625%,  4/1/2030
a
5,362
Aston Martin Capital Holdings, Ltd.
18,000 10.000%,  3/31/2029
a
17,736
Beazer Homes USA, Inc.
24,000 7.500%,  3/15/2031
a
23,950
Booking Holdings, Inc.,
Convertible
12,000 0.750%,  5/1/2025 25,237
Boyd Gaming Corporation
50,000 4.750%,  6/15/2031
a
45,315
Boyne USA, Inc.
23,000 4.750%,  5/15/2029
a
21,461
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
32,000 6.250%,  9/15/2027
a
31,494
Burlington Stores, Inc., Convertible
17,000 2.250%,  4/15/2025 19,966
8,000 1.250%,  12/15/2027
a
10,436
Caesars Entertainment, Inc.
12,000 8.125%,  7/1/2027
a
12,244
99,000 4.625%,  10/15/2029
a
90,760
18,000 6.500%,  2/15/2032
a
18,088
Carnival Corporation
55,000 7.625%,  3/1/2026
a
55,544
60,000 5.750%,  3/1/2027
a
59,275
34,000 4.000%,  8/1/2028
a
31,930
28,000 6.000%,  5/1/2029
a
27,659
Cedar Fair, LP
43,000 5.250%,  7/15/2029 41,193
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
7,000 5.375%,  4/15/2027 6,937
Churchill Downs, Inc.
25,000 4.750%,  1/15/2028
a
23,879
21,000 6.750%,  5/1/2031
a
21,114
Cinemark USA, Inc.
43,000 5.875%,  3/15/2026
a
42,532
Clarios Global, LP/Clarios US
Finance Company, Inc.
22,000 8.500%,  5/15/2027
a
22,124
Crocs, Inc.
14,000 4.250%,  3/15/2029
a
12,761
Cushman & Wakefield US
Borrower, LLC
7,000 6.750%,  5/15/2028
a
6,948
Dana, Inc.
14,000 5.625%,  6/15/2028 13,583
22,000 4.500%,  2/15/2032 18,894

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.3%) Value
Consumer Cyclical (6.3%) - continued
eG Global Finance plc
$ 7,000 12.000%,  11/30/2028
a
$ 7,453
Expedia Group, Inc., Convertible
19,000 Zero Coupon,  2/15/2026 17,442
Ford Motor Company, Convertible
36,000 Zero Coupon,  3/15/2026 36,342
Forestar Group, Inc.
14,000 3.850%,  5/15/2026
a
13,395
Gap, Inc.
10,000 3.625%,  10/1/2029
a
8,657
Garrett Motion Holdings, Inc./
Garrett LX I SARL
20,000 7.750%,  5/31/2032
a
20,268
General Motors Financial
Company, Inc.
50,000 5.700%,  9/30/2030
b,c,d
46,936
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
14,000 3.500%,  3/1/2029
a
12,643
Goodyear Tire & Rubber Company
14,000 4.875%,  3/15/2027 13,533
40,000 5.000%,  7/15/2029 37,232
Hanesbrands, Inc.
16,000 4.875%,  5/15/2026
a
15,653
16,000 9.000%,  2/15/2031
a
16,764
Hilton Domestic Operating
Company, Inc.
64,000 4.875%,  1/15/2030 61,426
7,000 4.000%,  5/1/2031
a
6,266
40,000 3.625%,  2/15/2032
a
34,615
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
50,000 5.000%,  6/1/2029
a
46,622
International Game Technology plc
46,000 5.250%,  1/15/2029
a
44,510
Jacobs Entertainment, Inc.
32,000 6.750%,  2/15/2029
a
29,678
Jaguar Land Rover Automotive plc
17,000 5.500%,  7/15/2029
a
16,294
KB Home
45,000 4.800%,  11/15/2029 42,428
L Brands, Inc.
80,000 6.625%,  10/1/2030
a
80,250
10,000 6.875%,  11/1/2035 10,085
Light & Wonder International, Inc.
46,000 7.250%,  11/15/2029
a
46,980
Live Nation Entertainment, Inc.
16,000 4.750%,  10/15/2027
a
15,333
Live Nation Entertainment, Inc.,
Convertible
16,000 2.000%,  2/15/2025
b
16,364
29,000 3.125%,  1/15/2029
b
32,021
Macy's Retail Holdings, LLC
40,000 5.875%,  4/1/2029
a,b
38,820
14,000 6.125%,  3/15/2032
a
13,369
Marriott Vacations Worldwide
Corporation, Convertible
21,000 Zero Coupon,  1/15/2026 19,339
26,000 3.250%,  12/15/2027 23,660
Mattamy Group Corporation
47,000 5.250%,  12/15/2027
a
45,665
Principal
Amount Long-Term Fixed Income (72.3%) Value
Consumer Cyclical (6.3%) - continued
Melco Resorts Finance, Ltd.
$ 39,000 5.375%,  12/4/2029
a
$ 34,847
35,000 7.625%,  4/17/2032
a
34,708
Meritage Homes Corporation,
Convertible
11,000 1.750%,  5/15/2028
a
10,923
Michaels Companies, Inc.
21,000 5.250%,  5/1/2028
a
16,800
NCL Corporation, Ltd.
17,000 5.875%,  3/15/2026
a
16,807
35,000 5.875%,  2/15/2027
a
34,543
PENN Entertainment, Inc.
35,000 4.125%,  7/1/2029
a,b
30,018
PetSmart, Inc./PetSmart Finance
Corporation
65,000 4.750%,  2/15/2028
a
60,377
33,000 7.750%,  2/15/2029
a
32,138
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
45,000 5.750%,  4/15/2026
a
44,658
44,000 6.250%,  1/15/2028
a
43,359
QVC, Inc.
9,000 4.375%,  9/1/2028
b
6,582
Raising Cane's Restaurants, LLC
19,000 9.375%,  5/1/2029
a
20,521
Rakuten Group, Inc.
21,000 11.250%,  2/15/2027
a
22,428
25,000 9.750%,  4/15/2029
a
25,769
Royal Caribbean Cruises, Ltd.
61,000 4.250%,  7/1/2026
a
59,036
37,000 9.250%,  1/15/2029
a
39,500
13,000 7.250%,  1/15/2030
a
13,460
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
5,000 6.625%,  3/1/2030
a
4,874
SeaWorld Parks and
Entertainment, Inc.
34,000 5.250%,  8/15/2029
a
32,126
Service Corporation International/
US
14,000 3.375%,  8/15/2030 12,184
Six Flags Entertainment
Corporation
7,000 7.250%,  5/15/2031
a
7,127
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
7,000 6.625%,  5/1/2032
a
7,114
Six Flags Theme Parks, Inc.
18,000 7.000%,  7/1/2025
a
18,057
Sonic Automotive, Inc.
18,000 4.875%,  11/15/2031
a
15,849
Staples, Inc.
29,000 10.750%,  9/1/2029
a
27,559
Station Casinos, LLC
39,000 4.625%,  12/1/2031
a
34,761
Tenneco, Inc.
47,000 8.000%,  11/17/2028
a
42,786
Tripadvisor, Inc.
12,000 7.000%,  7/15/2025
a
12,034

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.3%) Value
Consumer Cyclical (6.3%) - continued
Uber Technologies, Inc.,
Convertible
$ 19,000 Zero Coupon,  12/15/2025 $ 20,368
27,000 0.875%,  12/1/2028
a
32,103
Vail Resorts, Inc., Convertible
31,000 Zero Coupon,  1/1/2026 28,210
Victoria's Secret & Company
33,000 4.625%,  7/15/2029
a
27,437
Viking Cruises, Ltd.
72,000 5.875%,  9/15/2027
a
71,255
Wabash National Corporation
51,000 4.500%,  10/15/2028
a
45,891
Walgreens Boots Alliance, Inc.
24,000 3.200%,  4/15/2030
b
20,091
10,000 4.800%,  11/18/2044
b
7,852
WASH Multifamily Acquisition, Inc.
15,000 5.750%,  4/15/2026
a
14,664
Wyndham Hotels & Resorts, Inc.
36,000 4.375%,  8/15/2028
a
33,561
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
15,000 7.125%,  2/15/2031
a
15,554
Yum! Brands, Inc.
52,000 4.750%,  1/15/2030
a
49,528
ZF North America Capital, Inc.
29,000 7.125%,  4/14/2030
a
30,026
Total 3,080,408
Consumer Non-Cyclical (3.7%)
1375209 B.C., Ltd.
14,000 9.000%,  1/30/2028
a,b
13,462
AdaptHealth, LLC
61,000 4.625%,  8/1/2029
a
52,857
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
45,000 4.625%,  1/15/2027
a
43,466
45,000 3.500%,  3/15/2029
a
40,479
B&G Foods, Inc.
28,000 8.000%,  9/15/2028
a,e
28,454
Bausch + Lomb Corporation
10,000 8.375%,  10/1/2028
a
10,237
Bausch Health Companies, Inc.
23,000 5.500%,  11/1/2025
a
21,425
52,000 4.875%,  6/1/2028
a,b
38,915
BellRing Brands, Inc.
32,000 7.000%,  3/15/2030
a
32,793
BioMarin Pharmaceutical, Inc.,
Convertible
21,000 1.250%,  5/15/2027
b
20,049
Catalent Pharma Solutions, Inc.
17,000 3.125%,  2/15/2029
a
16,270
Central Garden & Pet Company
65,000 4.125%,  10/15/2030
b
57,930
Charles River Laboratories
International, Inc.
17,000 4.000%,  3/15/2031
a
15,162
Chefs' Warehouse, Inc.,
Convertible
11,000 2.375%,  12/15/2028 12,203
Principal
Amount Long-Term Fixed Income (72.3%) Value
Consumer Non-Cyclical (3.7%) - continued
Cheplapharm Arzneimittel GmbH
$ 10,000 5.500%,  1/15/2028
a
$ 9,251
Chobani, LLC/Chobani Finance
Corporation, Inc.
27,000 4.625%,  11/15/2028
a
25,499
CHS/Community Health Systems,
Inc.
18,000 5.625%,  3/15/2027
a
16,762
19,000 8.000%,  12/15/2027
a
18,840
50,000 6.000%,  1/15/2029
a
44,125
25,000 5.250%,  5/15/2030
a
20,612
21,000 4.750%,  2/15/2031
a
16,511
20,000 10.875%,  1/15/2032
a
20,816
Concentra Escrow Issuer
Corporation
4,000 6.875%,  7/15/2032
a,e
4,053
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
64,000 4.750%,  1/15/2029
a
60,827
10,000 6.625%,  7/15/2030
a
10,148
Edgewell Personal Care Company
45,000 5.500%,  6/1/2028
a
43,906
Embecta Corporation
20,000 6.750%,  2/15/2030
a
17,384
Encompass Health Corporation
68,000 4.500%,  2/1/2028 64,685
Endo Finance Holdings, Inc.
14,000 8.500%,  4/15/2031
a
14,448
Energizer Holdings, Inc.
15,000 4.750%,  6/15/2028
a
14,042
40,000 4.375%,  3/31/2029
a
36,186
Fortrea Holdings, Inc.
14,000 7.500%,  7/1/2030
a,b
13,910
Grifols SA
17,000 4.750%,  10/15/2028
a,b
14,671
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
14,000 7.875%,  9/1/2025
a,b
13,750
HLF Financing SARL, LLC/
Herbalife International, Inc.
26,000 4.875%,  6/1/2029
a,b
18,013
Integer Holdings Corporation,
Convertible
23,000 2.125%,  2/15/2028 32,833
Jazz Investments I, Ltd.,
Convertible
34,000 2.000%,  6/15/2026 32,657
Jazz Securities DAC
31,000 4.375%,  1/15/2029
a
28,779
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
15,000 9.000%,  2/15/2029
a
15,373
Legacy LifePoint Health, LLC
20,000 4.375%,  2/15/2027
a
19,105
LifePoint Health, Inc.
28,000 9.875%,  8/15/2030
a
29,860
20,000 11.000%,  10/15/2030
a
22,035
Medline Borrower, LP/Medline Co-
Issuer, Inc.
32,000 6.250%,  4/1/2029
a
32,362

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.3%) Value
Consumer Non-Cyclical (3.7%) - continued
ModivCare, Inc.
$ 13,000 5.875%,  11/15/2025
a,b
$ 13,191
Mozart Debt Merger Sub, Inc.
41,000 3.875%,  4/1/2029
a
37,757
41,000 5.250%,  10/1/2029
a
39,127
MPH Acquisition Holdings, LLC
14,000 5.500%,  9/1/2028
a
10,569
Newell Brands, Inc.
14,000 6.375%,  9/15/2027
b
13,806
14,000 6.625%,  9/15/2029 13,727
Organon & Company/Organon
Foreign Debt Co-Issuer BV
20,000 4.125%,  4/30/2028
a
18,574
55,000 5.125%,  4/30/2031
a
49,404
Owens & Minor, Inc.
45,000 6.625%,  4/1/2030
a
40,910
Performance Food Group, Inc.
21,000 4.250%,  8/1/2029
a
19,119
Perrigo Finance Unlimited
Company
27,000 4.900%,  6/15/2030 24,822
Post Holdings, Inc.
21,000 4.625%,  4/15/2030
a
19,297
37,000 4.500%,  9/15/2031
a
33,165
Post Holdings, Inc., Convertible
25,000 2.500%,  8/15/2027 27,475
Primo Water Holdings, Inc.
40,000 4.375%,  4/30/2029
a
36,851
Scotts Miracle-Gro Company
19,000 4.500%,  10/15/2029 17,367
Simmons Foods, Inc.
57,000 4.625%,  3/1/2029
a
50,124
Spectrum Brands, Inc.,
Convertible
8,000 3.375%,  6/1/2029
a
7,704
Star Parent, Inc.
32,000 9.000%,  10/1/2030
a
33,597
Tenet Healthcare Corporation
83,000 5.125%,  11/1/2027 81,227
62,000 6.125%,  10/1/2028 61,690
Teva Pharmaceutical Finance
Netherlands III BV
36,000 3.150%,  10/1/2026 33,787
Topgolf Callaway Brands
Corporation, Convertible
11,000 2.750%,  5/1/2026 12,166
Winnebago Industries, Inc.,
Convertible
13,000 3.250%,  1/15/2030
a
12,090
Total 1,822,691
Energy (5.9%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
33,000 5.375%,  6/15/2029
a
31,989
Archrock Partners, LP/Archrock
Partners Finance Corporation
50,000 6.250%,  4/1/2028
a
49,519
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
29,000 8.250%,  12/31/2028
a
29,710
Principal
Amount Long-Term Fixed Income (72.3%) Value
Energy (5.9%) - continued
$ 14,000 5.875%,  6/30/2029
a
$ 13,682
Baytex Energy Corporation
34,000 8.500%,  4/30/2030
a
35,557
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
23,000 7.000%,  7/15/2029
a
23,423
Borr IHC, Ltd./Borr Finance, LLC
36,102 10.375%,  11/15/2030
a
37,761
BP Capital Markets plc
93,000 6.450%,  12/1/2033
c,d
95,533
Buckeye Partners, LP
21,000 4.500%,  3/1/2028
a
19,728
28,000 6.875%,  7/1/2029
a
28,105
California Resources Corporation
17,000 8.250%,  6/15/2029
a
17,354
Civitas Resources, Inc.
19,000 8.375%,  7/1/2028
a
19,909
11,000 8.625%,  11/1/2030
a
11,794
41,000 8.750%,  7/1/2031
a
43,909
CNX Resources Corporation
20,000 6.000%,  1/15/2029
a
19,572
CNX Resources Corporation,
Convertible
17,000 2.250%,  5/1/2026 32,741
Comstock Resources, Inc.
28,000 6.750%,  3/1/2029
a
26,920
20,000 6.750%,  3/1/2029
a
19,382
14,000 5.875%,  1/15/2030
a
13,027
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
41,000 5.500%,  6/15/2031
a
38,865
Crescent Energy Finance, LLC
17,000 9.250%,  2/15/2028
a
17,961
43,000 7.625%,  4/1/2032
a
43,825
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
32,000 8.625%,  3/15/2029
a
32,930
Diamond Foreign Asset Company/
Diamond Finance, LLC
13,000 8.500%,  10/1/2030
a
13,646
DT Midstream, Inc.
26,000 4.125%,  6/15/2029
a
24,020
Enbridge, Inc.
110,000 7.375%,  1/15/2083
c
110,107
115,000 7.625%,  1/15/2083
c
117,557
Enerflex, Ltd.
32,000 9.000%,  10/15/2027
a
32,402
Energy Transfer, LP
34,000 8.000%,  5/15/2054
c
35,564
135,000 6.750%,  5/15/2025
c,d
134,317
Enterprise Products Operating,
LLC
37,000
8.574%,  (TSFR3M +
3.248%), 8/16/2077
c
36,810
EQM Midstream Partners, LP
93,000 4.750%,  1/15/2031
a
86,959
Genesis Energy LP/Genesis
Energy Finance Corporation
23,000 8.875%,  4/15/2030 24,194
34,000 7.875%,  5/15/2032 34,324
Harvest Midstream I, LP
39,000 7.500%,  9/1/2028
a
39,624

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.3%) Value
Energy (5.9%) - continued
$ 21,000 7.500%,  5/15/2032
a
$ 21,322
Hess Midstream Operations, LP
31,000 4.250%,  2/15/2030
a
28,455
Hilcorp Energy I, LP/Hilcorp
Finance Company
24,000 5.750%,  2/1/2029
a
23,224
14,000 6.000%,  4/15/2030
a
13,523
46,000 6.250%,  4/15/2032
a
44,237
Howard Midstream Energy
Partners, LLC
23,000 7.375%,  7/15/2032
a
23,358
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
a
49,830
Kodiak Gas Services, LLC
18,000 7.250%,  2/15/2029
a
18,451
Laredo Petroleum, Inc.
59,000 7.750%,  7/31/2029
a
59,467
MEG Energy Corporation
44,000 5.875%,  2/1/2029
a
42,800
Nabors Industries, Inc.
14,000 7.375%,  5/15/2027
a
14,241
36,000 9.125%,  1/31/2030
a
37,294
New Fortress Energy, Inc.
12,000 8.750%,  3/15/2029
a,b
10,954
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
12,000 8.125%,  2/15/2029
a
12,227
18,000 8.375%,  2/15/2032
a
18,277
Noble Finance II, LLC
14,000 8.000%,  4/15/2030
a
14,570
Northern Oil and Gas, Inc.
34,000 8.750%,  6/15/2031
a
35,676
Northern Oil and Gas, Inc.,
Convertible
20,000 3.625%,  4/15/2029 23,020
NuStar Logistics, LP
29,000 6.375%,  10/1/2030 29,489
PBF Holding Company, LLC/PBF
Finance Corporation
25,000 6.000%,  2/15/2028 24,375
Permian Resources Operating,
LLC
22,000 7.000%,  1/15/2032
a
22,600
Permian Resources Operating,
LLC, Convertible
8,000 3.250%,  4/1/2028 22,030
Plains All American Pipeline, LP
60,000
9.694%,  (TSFR3M +
4.372%), 8/1/2024
c,d
59,737
Prairie Acquiror, LP
23,000 9.000%,  8/1/2029
a
23,705
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
a
49,463
Range Resources Corporation
28,000 4.750%,  2/15/2030
a
26,274
Rockcliff Energy II, LLC
36,000 5.500%,  10/15/2029
a
33,698
Rockies Express Pipeline, LLC
38,000 4.950%,  7/15/2029
a
35,773
Saturn Oil & Gas, Inc.
17,000 9.625%,  6/15/2029
a
17,159
Principal
Amount Long-Term Fixed Income (72.3%) Value
Energy (5.9%) - continued
SM Energy Company
$ 20,000 6.500%,  7/15/2028 $ 19,828
Southwestern Energy Company
25,000 4.750%,  2/1/2032 22,998
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
14,000 5.875%,  3/1/2027 13,854
Sunoco, LP
43,000 7.000%,  5/1/2029
a
44,070
Sunoco, LP/Sunoco Finance
Corporation
10,000 5.875%,  3/15/2028 9,956
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
58,000 5.500%,  1/15/2028
a
55,491
21,000 7.375%,  2/15/2029
a
21,103
Talos Production, Inc.
15,000 9.000%,  2/1/2029
a
15,743
Teine Energy, Ltd.
30,000 6.875%,  4/15/2029
a
29,357
TransCanada Trust
165,000 5.300%,  3/15/2077
c
154,728
UGI Corporation, Convertible
6,000 5.000%,  6/1/2028
a
5,967
USA Compression Partners, LP/
USA Compression Finance
Corporation
24,000 7.125%,  3/15/2029
a
24,183
Valaris, Ltd.
33,000 8.375%,  4/30/2030
a
34,163
Venture Global Calcasieu Pass,
LLC
50,000 3.875%,  8/15/2029
a
45,537
25,000 4.125%,  8/15/2031
a
22,434
Venture Global LNG, Inc.
52,000 8.125%,  6/1/2028
a
53,571
70,000 8.375%,  6/1/2031
a
72,606
26,000 9.875%,  2/1/2032
a
28,299
Viridien SA
7,000 8.750%,  4/1/2027
a
6,672
Total 2,908,509
Financials (14.9%)
Acrisure, LLC/Acrisure Finance,
Inc.
10,000 4.250%,  2/15/2029
a
9,084
14,000 7.500%,  11/6/2030
a
14,010
AerCap Holdings NV
90,000 5.875%,  10/10/2079
b,c
89,570
Air Lease Corporation
98,000 4.650%,  6/15/2026
c,d
93,023
Aircastle, Ltd.
60,000 5.250%,  6/15/2026
a,c,d
57,848
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
14,000 4.250%,  10/15/2027
a
13,109
30,000 6.750%,  4/15/2028
a
30,048
14,000 7.000%,  1/15/2031
a
14,143

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.3%) Value
Financials (14.9%) - continued
Ally Financial, Inc.
$ 141,000 4.700%,  5/15/2026
c,d
$ 124,079
22,000 6.700%,  2/14/2033
b
21,872
American Express Company
110,000 3.550%,  9/15/2026
c,d
102,542
AmWINS Group, Inc.
12,000 6.375%,  2/15/2029
a
12,033
36,000 4.875%,  6/30/2029
a
33,490
Arbor Realty Trust, Inc.,
Convertible
2,000 7.500%,  8/1/2025 1,997
Bank of America Corporation
244,000 6.250%,  9/5/2024
c,d
242,988
110,000 6.100%,  3/17/2025
c,d
109,679
145,000 6.125%,  4/27/2027
b,c,d
145,780
Bank of Nova Scotia
69,000 4.900%,  6/4/2025
c,d
67,637
Barclays plc
59,000 6.125%,  12/15/2025
c,d
57,820
Blackstone Mortgage Trust, Inc.,
Convertible
4,000 5.500%,  3/15/2027 3,580
Bread Financial Holdings, Inc.,
Convertible
13,000 4.250%,  6/15/2028 17,301
Burford Capital Global Finance,
LLC
34,000 9.250%,  7/1/2031
a
35,785
Capital One Financial Corporation
50,000 3.950%,  9/1/2026
c,d
46,013
Castlelake Aviation Finance DAC
24,000 5.000%,  4/15/2027
a
23,160
Charles Schwab Corporation
191,000 5.375%,  6/1/2025
c,d
188,856
101,000 4.000%,  6/1/2026
c,d
94,764
15,000 5.000%,  6/1/2027
c,d
14,411
80,000 4.000%,  12/1/2030
c,d
68,321
Citigroup, Inc.
30,000 5.000%,  9/12/2024
c,d
29,806
85,000 4.000%,  12/10/2025
c,d
81,403
56,000 7.375%,  5/15/2028
b,c,d
57,470
99,000 7.625%,  11/15/2028
c,d
103,077
Citizens Financial Group, Inc.
110,000 4.000%,  10/6/2026
c,d
98,558
Coinbase Global, Inc., Convertible
18,000 0.500%,  6/1/2026 18,486
24,000 0.250%,  4/1/2030
a
23,112
Comerica, Inc.
22,000 5.625%,  7/1/2025
c,d
21,502
COPT Defense Properties, LP,
Convertible
6,000 5.250%,  9/15/2028
a
6,252
Corebridge Financial, Inc.
87,000 6.875%,  12/15/2052
c
87,787
Credit Acceptance Corporation
26,000 9.250%,  12/15/2028
a
27,480
Credit Agricole SA
44,000 8.125%,  12/23/2025
a,c,d
44,647
Credit Suisse Group AG
55,000 7.250%,  N/A
*,f
6,050
55,000 7.500%,  N/A
*,f
6,050
Principal
Amount Long-Term Fixed Income (72.3%) Value
Financials (14.9%) - continued
Dai-ichi Life Insurance Company,
Ltd.
$ 135,000 5.100%,  10/28/2024
a,c,d
$ 134,505
Diversified Healthcare Trust
17,000 Zero Coupon,  1/15/2026
a
14,834
Drawbridge Special Opportunities
Fund, LP
49,000 3.875%,  2/15/2026
a
46,538
Encore Capital Group, Inc.,
Convertible
14,000 4.000%,  3/15/2029 12,908
Federal Realty OP, LP, Convertible
9,000 3.250%,  1/15/2029
a
8,658
Fifth Third Bancorp
105,000 4.500%,  9/30/2025
c,d
101,509
FirstCash, Inc.
35,000 5.625%,  1/1/2030
a
33,149
Fortress Transportation and
Infrastructure Investors, LLC
15,000 5.500%,  5/1/2028
a
14,543
26,000 7.000%,  5/1/2031
a
26,563
20,000 7.000%,  6/15/2032
a
20,283
Freedom Mortgage Corporation
16,000 7.625%,  5/1/2026
a
15,887
Freedom Mortgage Holdings, LLC
32,000 9.250%,  2/1/2029
a
31,979
14,000 9.125%,  5/15/2031
a
13,623
GGAM Finance, Ltd.
15,000 8.000%,  6/15/2028
a
15,799
12,000 6.875%,  4/15/2029
a
12,210
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
43,000 3.750%,  12/15/2027
a
37,674
goeasy, Ltd.
25,000 9.250%,  12/1/2028
a
26,534
7,000 7.625%,  7/1/2029
a
7,140
Goldman Sachs Group, Inc.
80,000 5.500%,  8/10/2024
b,c,d
79,477
80,000 3.650%,  8/10/2026
c,d
74,392
130,000 4.125%,  11/10/2026
c,d
121,583
Hartford Financial Services Group,
Inc.
120,000
7.709%,  (TSFR3M +
2.387%), 2/12/2047
a,c
106,807
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
1,000 Zero Coupon,  5/1/2025
a
1,049
8,000 3.750%,  8/15/2028
a
9,836
HSBC Holdings plc
46,000 6.375%,  3/30/2025
c,d
45,862
50,000 4.600%,  12/17/2030
c,d
42,853
HUB International, Ltd.
41,000 7.250%,  6/15/2030
a
42,030
Huntington Bancshares, Inc./OH
130,000 4.450%,  10/15/2027
c,d
118,345
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
20,000 6.250%,  5/15/2026 19,842
57,000 5.250%,  5/15/2027 53,501
Intesa Sanpaolo SPA
18,000 4.198%,  6/1/2032
a,c
15,229

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.3%) Value
Financials (14.9%) - continued
J.P. Morgan Chase & Company
$ 145,000 5.000%,  8/1/2024
c,d
$ 144,585
100,000 4.600%,  2/1/2025
c,d
98,606
100,000 3.650%,  6/1/2026
c,d
94,586
Jane Street Group/JSG Finance,
Inc.
23,000 4.500%,  11/15/2029
a
21,576
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
16,000 5.000%,  8/15/2028
a
14,759
Jefferson Capital Holdings, LLC
12,000 6.000%,  8/15/2026
a
11,817
30,000 9.500%,  2/15/2029
a
30,925
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
15,000 4.250%,  2/1/2027
a
14,207
40,000 4.750%,  6/15/2029
a
36,950
Liberty Mutual Group, Inc.
8,000 4.125%,  12/15/2051
a,c
7,492
Lincoln National Corporation
100,000
7.948%,  (TSFR3M +
2.619%), 8/19/2024
c
81,390
M&T Bank Corporation
129,000 3.500%,  9/1/2026
b,c,d
107,650
Macquarie Airfinance Holdings,
Ltd.
42,000 6.400%,  3/26/2029
a
42,710
7,000 6.500%,  3/26/2031
a
7,198
MetLife, Inc.
140,000 3.850%,  9/15/2025
c,d
135,500
85,000 5.875%,  3/15/2028
b,c,d
84,473
116,000 6.400%,  12/15/2036 117,410
Molina Healthcare, Inc.
41,000 4.375%,  6/15/2028
a
38,591
MPT Operating Partnership, LP/
MPT Finance Corporation
13,000 5.250%,  8/1/2026
b
11,814
35,000 4.625%,  8/1/2029 25,403
Nationstar Mortgage Holdings,
Inc.
22,000 5.125%,  12/15/2030
a
20,174
Navient Corporation
8,000 5.000%,  3/15/2027 7,636
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
9,000 4.500%,  9/30/2028
a
7,918
Nippon Life Insurance Company
200,000 5.950%,  4/16/2054
a,c
197,197
260,000 5.100%,  10/16/2044
a,c
258,982
OneMain Finance Corporation
54,000 3.500%,  1/15/2027 50,595
57,000 3.875%,  9/15/2028 51,107
Panther Escrow Issuer, LLC
41,000 7.125%,  6/1/2031
a
41,469
Park Intermediate Holdings, LLC
21,000 4.875%,  5/15/2029
a
19,692
Pebblebrook Hotel Trust,
Convertible
33,000 1.750%,  12/15/2026 29,122
Principal
Amount Long-Term Fixed Income (72.3%) Value
Financials (14.9%) - continued
PNC Financial Services Group,
Inc.
$ 110,000 3.400%,  9/15/2026
c,d
$ 98,689
66,000 6.200%,  9/15/2027
c,d
65,743
112,000 6.250%,  3/15/2030
c,d
109,141
PRA Group, Inc.
7,000 7.375%,  9/1/2025
a
7,008
22,000 8.375%,  2/1/2028
a
21,928
Provident Financing Trust I
30,000 7.405%,  3/15/2038 31,814
Prudential Financial, Inc.
84,000 6.750%,  3/1/2053
c
86,023
46,000 6.500%,  3/15/2054
c
46,436
25,000 3.700%,  10/1/2050
c
21,746
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
a,c,d
43,548
Redwood Trust, Inc., Convertible
2,000 7.750%,  6/15/2027 1,934
Regions Financial Corporation
79,000 5.750%,  6/15/2025
c,d
77,614
Rexford Industrial Realty, LP,
Convertible
6,000 4.375%,  3/15/2027
a
5,883
7,000 4.125%,  3/15/2029
a
6,804
RHP Hotel Properties, LP/RHP
Finance Corporation
7,000 4.750%,  10/15/2027 6,739
29,000 7.250%,  7/15/2028
a
29,988
RLJ Lodging Trust, LP
13,000 4.000%,  9/15/2029
a
11,482
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
45,000 3.625%,  3/1/2029
a
40,821
23,000 3.875%,  3/1/2031
a
20,044
20,000 4.000%,  10/15/2033
a
16,854
Service Properties Trust
29,000 8.375%,  6/15/2029 28,507
24,000 8.625%,  11/15/2031
a
25,016
SLM Corporation
10,000 4.200%,  10/29/2025 9,727
Standard Chartered plc
45,000 6.000%,  7/26/2025
a,c,d
44,386
Starwood Property Trust, Inc.,
Convertible
14,000 6.750%,  7/15/2027 14,280
State Street Corporation
47,000 6.700%,  3/15/2029
c,d
47,280
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
a,c
150,563
Summit Hotel Properties, Inc.,
Convertible
12,000 1.500%,  2/15/2026 10,800
Synchrony Financial
15,000 7.250%,  2/2/2033 14,915
Toronto-Dominion Bank
60,000 8.125%,  10/31/2082
c
62,182
Truist Financial Corporation
175,000 5.100%,  3/1/2030
c,d
163,423
UBS Group AG
100,000 4.875%,  2/12/2027
a,c,d
91,582

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.3%) Value
Financials (14.9%) - continued
United Wholesale Mortgage, LLC
$ 40,000 5.500%,  4/15/2029
a
$ 38,002
USB Realty Corporation
85,000
6.737%,  (TSFR3M +
1.409%), 1/15/2027
a,c,d
65,239
Ventas Realty, LP, Convertible
16,000 3.750%,  6/1/2026 16,792
Vornado Realty, LP
11,000 3.400%,  6/1/2031 8,630
Wells Fargo & Company
180,000 3.900%,  3/15/2026
c,d
172,247
102,000 7.625%,  9/15/2028
b,c,d
108,620
Welltower OP, LLC, Convertible
20,000 2.750%,  5/15/2028
a
23,710
XHR, LP
23,000 4.875%,  6/1/2029
a
21,556
Total 7,328,995
Mortgage-Backed Securities (10.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
14,746 5.000%,  7/1/2053 14,337
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,047,125 5.000%,  3/1/2053 2,946,729
887,227 4.500%,  8/1/2052 839,808
22,369 5.000%,  9/1/2052 21,666
891,995 4.500%,  9/1/2053 842,680
327,791 4.500%,  9/1/2053 311,367
Total 4,976,587
Technology (2.7%)
Akamai Technologies, Inc.,
Convertible
21,000 0.125%,  5/1/2025 22,007
17,000 1.125%,  2/15/2029
a
16,073
Block, Inc.
49,000 6.500%,  5/15/2032
a
49,656
Block, Inc., Convertible
7,000 0.125%,  3/1/2025 6,745
29,000 0.250%,  11/1/2027 23,983
Boost Newco Borrower, LLC
35,000 7.500%,  1/15/2031
a
36,493
Clarivate Science Holdings
Corporation
15,000 3.875%,  7/1/2028
a
13,932
Cloud Software Group, Inc.
78,000 6.500%,  3/31/2029
a
74,905
Consensus Cloud Solutions, Inc.
7,000 6.000%,  10/15/2026
a
6,828
CoreLogic, Inc.
9,000 4.500%,  5/1/2028
a
8,167
CSG Systems International, Inc.,
Convertible
2,000 3.875%,  9/15/2028
a
1,853
Dayforce, Inc., Convertible
2,000 0.250%,  3/15/2026 1,822
Dye & Durham, Ltd.
22,000 8.625%,  4/15/2029
a
22,317
Principal
Amount Long-Term Fixed Income (72.3%) Value
Technology (2.7%) - continued
Euronet Worldwide, Inc.,
Convertible
$ 14,000 0.750%,  3/15/2049
b
$ 13,566
Gen Digital, Inc.
2,000 6.750%,  9/30/2027
a
2,025
17,000 7.125%,  9/30/2030
a,b
17,421
Global Payments, Inc., Convertible
31,000 1.500%,  3/1/2031
a
28,380
II-VI, Inc.
16,000 5.000%,  12/15/2029
a
15,142
InterDigital, Inc., Convertible
22,000 3.500%,  6/1/2027 34,013
ION Trading Technologies SARL
28,000 9.500%,  5/30/2029
a
28,519
Iron Mountain, Inc.
20,000 4.875%,  9/15/2027
a
19,394
50,000 5.000%,  7/15/2028
a
47,899
45,000 4.875%,  9/15/2029
a
42,405
13,000 5.250%,  7/15/2030
a
12,356
50,000 4.500%,  2/15/2031
a
45,134
Microchip Technology, Inc.,
Convertible
7,000 0.750%,  6/1/2030
a
7,059
40,000 0.125%,  11/15/2024 42,205
MKS Instruments, Inc., Convertible
43,000 1.250%,  6/1/2030
a
45,782
NCR Atleos Corporation
12,000 9.500%,  4/1/2029
a
12,969
Neptune Bidco US, Inc.
29,000 9.290%,  4/15/2029
a
27,833
Newfold Digital Holdings Group,
Inc.
9,000 11.750%,  10/15/2028
a
9,316
ON Semiconductor Corporation,
Convertible
22,000 Zero Coupon,  5/1/2027 30,723
10,000 0.500%,  3/1/2029 9,580
Open Text Corporation
75,000 4.125%,  2/15/2030
a
67,635
Pitney Bowes, Inc.
7,000 6.875%,  3/15/2027
a,b
6,612
Progress Software Corporation,
Convertible
10,000 1.000%,  4/15/2026 10,476
3,000 3.500%,  3/1/2030
a
3,057
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,877
40,000 4.000%,  2/15/2028
a
37,649
RingCentral, Inc.
32,000 8.500%,  8/15/2030
a
33,399
Rocket Software, Inc.
17,000 9.000%,  11/28/2028
a
17,276
Seagate HDD Cayman
20,000 8.500%,  7/15/2031 21,540
36,050 9.625%,  12/1/2032 41,120
Semtech Corporation, Convertible
3,000 1.625%,  11/1/2027 3,154
4,000 4.000%,  11/1/2028
a
6,632
Sensata Technologies, Inc.
8,000 3.750%,  2/15/2031
a
6,973

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.3%) Value
Technology (2.7%) - continued
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
$ 10,000 4.625%,  11/1/2026
a
$ 9,683
SS&C Technologies, Inc.
41,000 5.500%,  9/30/2027
a
40,373
UKG, Inc.
30,000 6.875%,  2/1/2031
a
30,376
Verint Systems, Inc., Convertible
20,000 0.250%,  4/15/2026 18,440
Viavi Solutions, Inc.
38,000 3.750%,  10/1/2029
a
32,093
Viavi Solutions, Inc., Convertible
5,000 1.625%,  3/15/2026 4,744
Vishay Intertechnology, Inc.,
Convertible
36,000 2.250%,  9/15/2030
a
34,002
Western Digital Corporation,
Convertible
33,000 3.000%,  11/15/2028
a
52,536
Xerox Holdings Corporation
4,000 5.000%,  8/15/2025
a
3,924
41,000 5.500%,  8/15/2028
a
35,315
Xerox Holdings Corporation,
Convertible
16,000 3.750%,  3/15/2030
a
13,110
Ziff Davis, Inc., Convertible
20,000 1.750%,  11/1/2026 18,575
Total 1,335,073
Transportation (0.8%)
Air Canada
28,000 3.875%,  8/15/2026
a
26,633
Air Transport Services Group, Inc.,
Convertible
19,000 3.875%,  8/15/2029
a
16,073
American Airlines Group, Inc.
13,000 3.750%,  3/1/2025
a
12,793
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
80,667 5.500%,  4/20/2026
a
79,950
13,979 5.750%,  4/20/2029
a
13,600
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
20,000 5.375%,  3/1/2029
a
18,305
Hawaiian Brand Intellectual
Property, Ltd.
16,000 5.750%,  1/20/2026
a
15,223
Rand Parent, LLC
40,000 8.500%,  2/15/2030
a,b
40,497
RXO, Inc.
48,000 7.500%,  11/15/2027
a
49,200
Southwest Airlines Company,
Convertible
27,000 1.250%,  5/1/2025 27,027
Stena International SA
25,000 7.250%,  1/15/2031
a
25,555
United Airlines, Inc.
47,000 4.375%,  4/15/2026
a
45,402
14,000 4.625%,  4/15/2029
a
13,038
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
10,000 7.875%,  5/1/2027
a
8,827
Principal
Amount Long-Term Fixed Income (72.3%) Value
Transportation (0.8%) - continued
$ 30,000 6.375%,  2/1/2030
a,b
$ 23,573
Total 415,696
U.S. Government & Agencies (15.9%)
U.S. Treasury Bonds
1,100,000 3.875%,  2/15/2043 994,297
U.S. Treasury Notes
1,000,000 4.750%,  7/31/2025 996,445
3,350,000 1.250%,  12/31/2026 3,088,150
2,555,000 1.375%,  11/15/2031 2,078,333
650,000 4.125%,  11/15/2032 639,057
Total 7,796,282
Utilities (3.1%)
Algonquin Power & Utilities
Corporation
65,000 4.750%,  1/18/2082
c
59,463
Alliant Energy Corporation,
Convertible
12,000 3.875%,  3/15/2026 11,814
American Water Capital
Corporation, Convertible
18,000 3.625%,  6/15/2026
a
17,658
Calpine Corporation
38,000 4.500%,  2/15/2028
a
36,103
CenterPoint Energy, Inc.,
Convertible
19,000 4.250%,  8/15/2026
a
19,097
CMS Energy Corporation,
Convertible
14,000 3.375%,  5/1/2028 13,699
Dominion Energy, Inc.
7,000 6.875%,  2/1/2055
c
7,146
7,000 7.000%,  6/1/2054
c
7,283
50,000 4.350%,  1/15/2027
c,d
46,916
Duke Energy Corporation
123,000 3.250%,  1/15/2082
c
110,171
45,000 4.875%,  9/16/2024
c,d
44,611
Duke Energy Corporation,
Convertible
32,000 4.125%,  4/15/2026 31,906
Edison International
47,000 7.875%,  6/15/2054
c
48,428
210,000 5.000%,  12/15/2026
c,d
199,752
Evergy, Inc., Convertible
23,000 4.500%,  12/15/2027
a
23,184
FirstEnergy Corporation,
Convertible
28,000 4.000%,  5/1/2026 27,692
NextEra Energy Capital Holdings,
Inc.
85,000 3.800%,  3/15/2082
c
78,354
NextEra Energy Capital Holdings,
Inc., Convertible
9,000 3.000%,  3/1/2027
a
10,278
NextEra Energy Operating
Partners, LP
55,000 3.875%,  10/15/2026
a
52,301
NextEra Energy Partners, LP,
Convertible
42,000 Zero Coupon,  11/15/2025
a,b
37,926
5,000 2.500%,  6/15/2026
a,b
4,563

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.3%) Value
Utilities (3.1%) - continued
NRG Energy, Inc.
$ 86,000 10.250%,  3/15/2028
a,c,d
$ 94,059
15,000 3.375%,  2/15/2029
a
13,343
20,000 5.250%,  6/15/2029
a
19,195
NRG Energy, Inc., Convertible
13,000 2.750%,  6/1/2048 24,927
PG&E Corporation
47,000 5.000%,  7/1/2028 45,221
PG&E Corporation, Convertible
46,000 4.250%,  12/1/2027
a
46,391
Pinnacle West Capital Corporation,
Convertible
6,000 4.750%,  6/15/2027
a
6,039
PNM Resources, Inc., Convertible
7,000 5.750%,  6/1/2054
a
6,836
PPL Capital Funding, Inc.,
Convertible
18,000 2.875%,  3/15/2028 17,217
Sempra
44,000 4.875%,  10/15/2025
c,d
43,156
Southern Company
90,000 3.750%,  9/15/2051
c
84,510
Southern Company, Convertible
37,000 3.875%,  12/15/2025 37,794
5,000 4.500%,  6/15/2027
a
5,067
TerraForm Power Operating, LLC
55,000 5.000%,  1/31/2028
a
52,535
Vistra Corporation
35,000 7.000%,  12/15/2026
a,c,d
34,696
Vistra Operations Company, LLC
81,000 5.000%,  7/31/2027
a
78,355
WEC Energy Group, Inc.,
Convertible
11,000 4.375%,  6/1/2027
a
10,907
8,000 4.375%,  6/1/2029
a
7,928
Total 1,516,521
Total Long-Term Fixed Income
(cost $36,898,406) 35,501,515
Shares
Registered Investment
Companies ( 18.0% ) Value
U.S. Affiliated  (7.7%)
471,547 Thrivent Core Emerging Markets
Debt Fund 3,767,662
Total 3,767,662
U.S. Unaffiliated  (10.3%)
55,702 Aberdeen Asia-Pacific Income
Fund, Inc. 149,281
17,491 AllianceBernstein Global High
Income Fund, Inc. 183,306
26,604 Allspring Income Opportunities
Fund 176,119
3,133 Barings Global Short Duration
High Yield Fund 45,272
3,848 BlackRock Core Bond Trust 40,981
17,664 BlackRock Corporate High Yield
Fund, Inc. 171,164
19,628 BlackRock Credit Allocation
Income Trust 210,216
Shares
Registered Investment
Companies (18.0%) Value
U.S. Unaffiliated  (10.3%)- continued
1,788 BlackRock Debt Strategies Fund,
Inc. $ 19,382
3,400 BlackRock Enhanced Equity
Dividend Trust 27,778
20,283 BlackRock Enhanced Global
Dividend Trust 215,203
9,050 BlackRock Enhanced International
Dividend Trust 50,499
550 BlackRock Floating Rate Income
Strategies Fund, Inc. 7,117
3,766 BlackRock Income Trust, Inc. 44,928
6,482 BlackRock Multi-Sector Income
Trust 94,508
14,750 Blackstone Strategic Credit 2027
Term Fund 175,378
10,498 BNY Mellon High Yield Strategies
Fund 25,300
20,472 Eaton Vance Limited Duration
Income Fund 199,397
4,833 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 40,839
14,996 First Trust High Income Long/Short
Fund 185,051
4,558 Invesco Dynamic Credit
Opportunities Fund
g
47,584
9,745 iShares Broad USD High Yield
Corporate Bond ETF 353,549
12,077 iShares Preferred and Income
Securities ETF 381,029
5,109 New America High Income Fund,
Inc. 37,449
35,575 Nuveen Credit Strategies Income
Fund 197,441
4,998 Nuveen Floating Rate Income
Fund/Closed-End Fund 43,233
1,964 Nuveen Global High Income Fund 25,120
11,149 Nuveen Preferred Income
Opportunities Fund 83,283
17,725 PGIM Global High Yield Fund, Inc. 210,573
16,289 PGIM High Yield Bond Fund, Inc. 209,802
4,614 Pimco Dynamic Income Fund
b
86,789
1,280 Tri-Continental Corporation 39,641
9,400 Vanguard Short-Term Corporate
Bond ETF
b
726,385
6,000 Virtus Convertible & Income Fund 19,620
12,086 Virtus Dividend, Interest &
Premium Strategy Fund 148,416
1,525 Virtus Equity & Convertible Income
Fund
b
35,441
1,902 Voya Asia Pacific High Dividend
Equity Income Fund 12,059
29,950 Voya Global Equity Dividend &
Premium Opportunity Fund 153,943
50,693 Western Asset High Income
Opportunity Fund, Inc. 193,140
Total 5,066,216
Total Registered Investment
Companies (cost $9,745,461) 8,833,878

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock ( 5.1% ) Value
Basic Materials (0.1%)
698 Albemarle Corporation,
Convertible, 7.250% $ 32,569
Total 32,569
Communications Services (0.7%)
12,075 AT&T, Inc., 4.750%
d
243,432
6,000 Telephone and Data Systems, Inc.,
6.000%
d
107,460
Total 350,892
Financials (3.8%)
3,925 AEGON Funding Company, LLC,
5.100% 81,522
3,500 Allstate Corporation, 5.100%
d
76,440
484 Apollo Global Management, Inc.,
Convertible, 6.750% 31,755
4,650 Bank of America Corporation,
4.250%
d
86,629
40 Bank of America Corporation,
Convertible, 7.250%
d
47,846
5,300 Capital One Financial Corporation,
5.000%
d
105,470
900 Citizens Financial Group, Inc.,
7.375%
b,d,h
23,805
3,600 Equitable Holdings, Inc., 5.250%
b,d
78,300
7,200 J.P. Morgan Chase & Company,
4.200%
d
137,448
5,925 J.P. Morgan Chase & Company,
4.750%
d
125,492
6,750 KeyCorp, 6.200%
c,d
148,770
5,875 Morgan Stanley, 4.250%
b,d
112,506
4,000 Morgan Stanley, 5.850%
c,d
99,360
2,800 Morgan Stanley, 7.125%
c,d
70,588
2,750 Public Storage, 3.950%
d
48,180
4,950 Public Storage, 4.125%
d
92,070
850 Public Storage, 4.625%
d
17,332
225 Public Storage, 4.700%
d
4,642
1,450 Regions Financial Corporation,
5.700%
c,d
33,278
250 Synovus Financial Corporation,
5.875%
c,d
6,270
5,900 U.S. Bancorp, 4.000%
d
102,837
6,750 Wells Fargo & Company, 4.250%
d
126,698
4,500 Wells Fargo & Company, 4.750%
d
91,845
90 Wells Fargo & Company,
Convertible, 7.500%
d
107,007
Total 1,856,090
Utilities (0.5%)
7,500 CMS Energy Corporation, 4.200%
d
141,750
744 NextEra Energy, Inc., Convertible,
6.926%
b
30,868
4,400 Southern Company, 4.950% 97,108
Total 269,726
Total Preferred Stock
(cost $2,974,518) 2,509,277
Shares
Collateral Held for Securities
Loaned ( 4.9% ) Value
2,391,619 Thrivent Cash Management Trust $ 2,391,619
Total Collateral Held for
Securities Loaned
(cost $2,391,619) 2,391,619
Shares Common Stock ( 0.2% ) Value
Communications Services (<0.1%)
5 Tripadvisor, Inc.
h
89
21 Windstream Services, LLC
h
265
Total 354
Consumer Discretionary (<0.1%)
1 Booking Holdings, Inc. 3,961
Total 3,961
Financials (0.2%)
1,200 AGNC Investment Corporation 11,448
662 Annaly Capital Management, Inc. 12,618
1,200 Apollo Commercial Real Estate
Finance, Inc. 11,748
633 Chimera Investment Corporation 8,102
2,050 Rithm Capital Corporation 22,366
Total 66,282
Health Care (<0.1%)
122 Varex Imaging Corporation
h
1,797
Total 1,797
Information Technology (<0.1%)
10 RingCentral, Inc.
h
282
46 Semtech Corporation
h
1,374
Total 1,656
Materials (<0.1%)
49 Allegheny Technologies, Inc.
h
2,717
Total 2,717
Total Common Stock
(cost $91,686) 76,767
Shares or
Principal
Amount Short-Term Investments ( 3.8% ) Value
Thrivent Core Short-Term Reserve
Fund
178,466 5.580% 1,784,663
U.S. Treasury Bills
100,000 5.243%, 7/11/2024
i,j
99,854
Total Short-Term Investments
(cost $1,884,487) 1,884,517
Total Investments (cost
$53,986,177) 104.3% $51,197,573
Other Assets and Liabilities, Net
(4.3%) (2,118,730)
Total Net Assets 100.0% $49,078,843

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 28, 2024, the value of these investments was $13,477,175 or 27.5% of
total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
June 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Non-income producing security.
i The interest rate shown reflects the yield.
j All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Multidimensional Income Fund as of June 28, 2024
was $12,100 or 0.02% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 28, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG  3/8/2017 $ 59,376
Credit Suisse Group AG  5/17/2021 60,971
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Fund as of June 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 1,320,229
Common Stock 998,668
Total lending $2,318,897
Gross amount payable upon return of
collateral for securities loaned $2,391,619
Net amounts due to counterparty $72,722
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $852,415
Gross unrealized depreciation (3,985,572)
Net unrealized appreciation (depreciation) ($3,133,157)
Cost for federal income tax purposes $54,334,131

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Multidimensional Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 858,218 – 858,218 –
Capital Goods 1,583,704 – 1,583,704 –
Collateralized Mortgage Obligations 39,476 – 39,476 –
Communications Services 1,839,355 – 1,839,355 –
Consumer Cyclical 3,080,408 – 3,080,408 –
Consumer Non-Cyclical 1,822,691 – 1,822,691 –
Energy 2,908,509 – 2,908,509 –
Financials 7,328,995 – 7,328,995 –
Mortgage-Backed Securities 4,976,587 – 4,976,587 –
Technology 1,335,073 – 1,335,073 –
Transportation 415,696 – 415,696 –
U.S. Government & Agencies 7,796,282 – 7,796,282 –
Utilities 1,516,521 – 1,516,521 –
Registered Investment Companies
U.S. Unaffiliated 5,066,216 5,018,632 – 47,584
Preferred Stock
Basic Materials 32,569 32,569 – –
Communications Services 350,892 350,892 – –
Financials 1,856,090 1,856,090 – –
Utilities 269,726 269,726 – –
Common Stock
Communications Services 354 89 265 –
Consumer Discretionary 3,961 3,961 – –
Financials 66,282 66,282 – –
Health Care 1,797 1,797 – –
Information Technology 1,656 1,656 – –
Materials 2,717 2,717 – –
Short-Term Investments 99,854 – 99,854 –
Subtotal Investments in Securities $43,253,629 $7,604,411 $35,601,634 $47,584
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 3,767,662
Affiliated Short-Term Investments 1,784,663
Collateral Held for Securities Loaned 2,391,619
Subtotal Other Investments $7,943,944
Total Investments at Value $51,197,573
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 28, 2024, in valuing Multidimensional Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Credit Default Swaps 3,401 – 3,401 –
Total Asset Derivatives $3,401 $– $3,401 $–

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Multidimensional Income Fund's swaps contracts held as of June 28, 2024. Investments totaling $99,854 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 925,000 $ – $ 3,401 $ 3,401
Total Credit Default Swaps $– $3,401 $3,401
1 As the buyer of protection, Multidimensional Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multidimensional Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multidimensional Income Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2024, for Multidimensional Income
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) $ 3,401
Total Credit Contracts 3,401
Total Asset Derivatives $3,401
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2024, for
Multidimensional Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (74,254)
Total Credit Contracts (74,254)
Total ($74,254)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2024, for Multidimensional Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 41,944
Total Credit Contracts 41,944
Total $41,944
The following table presents Multidimensional Income Fund's average volume of derivative activity during the period ended June 28, 2024.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Buy Protection ($64,469)

Multidimensional Income Fund
Schedule of Investments as of June 28, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Fund, is as follows:
Fund
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
6/28/2024
Shares Held at
6/28/2024
% of Net
Assets
6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $4,156 $114 $500 $3,768 472 7.7%
Total U.S. Affiliated Registered Investment
Companies 4,156 3,768 7.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 460 14,204 12,879 1,785 178 3.6
Total Affiliated Short-Term Investments 460 1,785 3.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,257 15,188 14,053 2,392 2,392 4.9
Total Collateral Held for Securities Loaned 1,257 2,392 4.9
Total Value $5,873 $7,945
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2024
- 6/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($128) $126 $– $113
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 0 (0) – 39
Total Income/Non Cash Income from Affiliated Investments $152
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total ($128) $126 $–

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 28, 2024 (unaudited)
Diversified
Income Plus Fund
Multidimensional
Income Fund
Assets
Investments in unaffiliated securities at cost $833,051,723 $45,398,117
Investments in affiliated securities at cost $156,179,361 $8,588,060
Investments in unaffiliated securities at value
(#)
$849,645,321 $43,253,629
Investments in affiliated securities at value 144,077,248 7,943,944
Cash 42,947 1,059
Dividends and interest receivable 6,008,581 430,243
Prepaid expenses 27,794 12,266
Receivable for:
Investments sold 1,433,396 61,764
Investments sold on a delayed-delivery basis 5,182,286 —
Fund shares sold 360,067 5,995
Expense reimbursements — 2,309
Variation margin on open future contracts 39,825 —
Variation margin on open swap contracts 8,590 677
Total Assets 1,006,826,055 51,711,886
Liabilities
Distributions payable 186,612 18,754
Accrued expenses 74,677 27,996
Foreign currency overdraft 154
(a)
—
Payable for:
Investments purchased 1,354,744 54,330
Investments purchased on a delayed-delivery basis 10,658,848 32,868
Return of collateral for securities loaned 16,159,064 2,391,619
Fund shares redeemed 824,860 96,713
Variation margin on open future contracts 379,617 —
Investment advisory fees 42,280 2,229
Administrative fees 1,368 69
Distribution fees 9,200 —
Transfer agent fees 52,827 2,437
Trustee fees 1,060 303
Trustee deferred compensation 58,418 5,725
Contingent liabilities* — —
Mortgage dollar roll deferred revenue 96 —
Total Liabilities 29,803,825 2,633,043
Net Assets
Capital stock (beneficial interest) 1,029,869,175 59,081,405
Distributable earnings/(accumulated loss) (52,846,945) (10,002,562)
Total Net Assets $977,022,230 $49,078,843
Class S Share Capital $530,148,300 $49,078,843
Shares of beneficial interest outstanding (Class S) 77,349,605 5,610,886
Net asset value per share $6.85 $8.75
Class A Share Capital $446,873,930 $—
Shares of beneficial interest outstanding (Class A) 64,397,366 —
Net asset value per share $6.94 $—
Maximum public offering price $7.27 $—
(#)
Includes securities on loan of 15,647,817 2,318,897
(a) Foreign currency holdings, cost $-155.
* Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 28, 2024 (unaudited)
Diversified
Income Plus Fund
Multidimensional
Income Fund
Investment Income
Dividends $1,849,873 $239,724
Taxable interest 17,762,218 954,009
Income from mortgage dollar rolls 108 —
Affiliated income from securities loaned, net 71,589 7,375
Income from affiliated investments 929,996 38,800
Non cash income from affiliated investments 2,281,431 113,196
Foreign tax withholding (3,033) —
Total Investment Income 22,892,182 1,353,104
Expenses
Adviser fees 2,567,450 139,199
Administrative service fees 123,127 44,303
Audit and legal fees 23,248 19,974
Custody fees 37,490 10,192
Distribution expenses Class A 560,664 —
Insurance expenses 3,178 1,795
Pricing service fees — 17,222
Printing and postage expenses Class S 41,756 8,518
Printing and postage expenses Class A 39,807 —
SEC and state registration expenses 30,476 9,261
Transfer agent fees Class S 215,923 27,756
Transfer agent fees Class A 170,940 —
Trustees' fees 23,738 5,541
Other expenses 60,689 9,180
Total Expenses Before Reimbursement 3,898,486 292,941
Less:
Reimbursement from adviser — (103,124)
Total Net Expenses 3,898,486 189,817
Net Investment Income/(Loss) 18,993,696 1,163,287
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 7,126,981 (931,332)
Affiliated investments (1,224,425) (127,680)
Futures contracts 6,202,988 —
Foreign currency transactions (2,246) —
Swap agreements (680,745) (74,254)
Change in net unrealized appreciation/(depreciation)
on:
Investments (4,917,218) 995,490
Affiliated investments 1,865,384 126,085
Futures contracts (396,021) —
Foreign currency transactions 29,400 —
Swap agreements 333,527 41,944
Net Realized and Unrealized Gains/(Losses) 8,337,625 30,253
Net Increase/(Decrease) in Net Assets Resulting
From Operations $27,331,321 $1,193,540

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Diversified Income Plus Fund Multidimensional Income Fund
For the periods ended
6/28/2024
(unaudited) 12/31/2023
6/28/2024
(unaudited) 12/31/2023
Operations
Net investment income/(loss) $18,993,696 $42,230,166 $1,163,287 $2,583,847
Net realized gains/(losses) 11,422,553 (16,777,865) (1,133,266) (3,709,172)
Change in net unrealized appreciation/(depreciation) (3,084,928) 71,398,731 1,163,519 5,609,403
Net Change in Net Assets Resulting From Operations 27,331,321 96,851,032 1,193,540 4,484,078
Distributions to Shareholders
From income/realized gains Class S (10,975,074) (24,093,292) (1,218,148) (2,635,099)
From income/realized gains Class A (8,614,379) (19,116,719) – –
Total from income/realized gains (19,589,453) (43,210,011) (1,218,148) (2,635,099)
From return of capital Class S – – – (62,428)
Total From Return of Capital – – – (62,428)
Total Distributions to Shareholders (19,589,453) (43,210,011) (1,218,148) (2,697,527)
Capital Stock Transactions
Class S
Sold 36,059,585 75,869,998 3,231,633 7,219,967
Distributions reinvested 10,575,008 23,295,447 1,110,314 2,465,758
Redeemed (69,827,393) (149,704,241) (8,031,683) (18,526,713)
Total Class S Capital Stock Transactions (23,192,800) (50,538,796) (3,689,736) (8,840,988)
Class A
Sold 7,566,275 16,523,005 – –
Distributions reinvested 7,901,316 17,579,693 – –
Redeemed (42,547,121) (84,206,521) – –
Total Class A Capital Stock Transactions (27,079,530) (50,103,823) – –
Capital Stock Transactions (50,272,330) (100,642,619) (3,689,736) (8,840,988)
Net Increase/(Decrease) in Net Assets (42,530,462) (47,001,598) (3,714,344) (7,054,437)
Net Assets, Beginning of Period 1,019,552,692 1,066,554,290 52,793,187 59,847,624
Net Assets, End of Period $977,022,230 $1,019,552,692 $49,078,843 $52,793,187
Capital Stock Share Transactions
Class S shares
Sold 5,303,182 11,511,700 369,514 845,268
Distributions reinvested 1,555,797 3,539,523 127,111 288,833
Redeemed (10,263,990) (22,787,317) (917,735) (2,176,882)
Total Class S share transactions (3,405,011) (7,736,094) (421,110) (1,042,781)
Class A shares
Sold 1,099,412 2,480,928 – –
Distributions reinvested 1,148,013 2,638,782 – –
Redeemed (6,181,200) (12,663,664) – –
Total Class A share transactions (3,933,775) (7,543,954) – –

Thrivent Mutual Funds
Notes to Financial Statements
June 28, 2024
(unaudited)

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a
Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the
Investment Company Act of 1940 (the “1940 Act”). The Trust is
divided into 25 separate series (each, a "Fund" and, collectively, the
"Funds"), each with its own investment objective and policies. The
Trust currently consists of four asset allocation Funds, three income plus Funds, ten equity Funds, seven fixed-income Funds, and one money market Fund.
This shareholder report includes Thrivent Diversified Income
Plus and Thrivent Multidimensional Income, two of the Trust’s
25 Funds. The other Funds of the Trust have a fiscal year-end of
October 31 and are presented under a separate shareholder report.
The Funds are each investment companies that follow the
accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 - Financial Services - Investment Companies.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize.  The
Trust includes two classes of shares: Class A and Class S shares.
The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Funds presented under this shareholder report, Class A shares have an annual 12b-1 fee of 0.25% and a maximum front-end sales load of 4.50%. Class
S shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
Thrivent High Income Municipal Bond, Thrivent Low Volatility
Equity, Thrivent Mid Cap Growth, Thrivent Mid Cap Value, Thrivent
Multidimensional Income, and Thrivent Small Cap Growth offer only
Class S Shares; each of the other 19 Funds of the Trust offer Class
A and Class S shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates
provided by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures.  The
Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities,

Thrivent Mutual Funds
Notes to Financial Statements
June 28, 2024
(unaudited)

international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
 GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.  The Funds have no examinations in progress and none are expected at this time.
As of June 28, 2024, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which

Thrivent Mutual Funds
Notes to Financial Statements
June 28, 2024
(unaudited)

are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend.  Dividends from
Diversified Income Plus and Multidimensional Income are declared and paid monthly. It is possible that such dividends may be
reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. In addition, the funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Derivative Financial Instruments
— Each Fund may invest in
derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging
(attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-
based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the

Thrivent Mutual Funds
Notes to Financial Statements
June 28, 2024
(unaudited)

extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— Each of the Funds may buy put and call options and
write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
Futures Contracts
— Each of the Funds may use futures
contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended June 28, 2024, Diversified Income
Plus used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the six months ended June 28, 2024, Diversified Income
Plus used equity futures to manage exposure to the equities market.
During the six months ended June 28, 2024, Diversified Income
Plus used foreign exchange futures to hedge the currency risk.
Swap Agreements
— Each of the Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations.
Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter.
In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the
Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund

Thrivent Mutual Funds
Notes to Financial Statements
June 28, 2024
(unaudited)

receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX Indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the six months ended June 28, 2024, Diversified Income
Plus and Multidimensional Income used CDX Indexes (comprised of
CDSs) to help manage credit risk exposures within the Fund.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The
Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in
Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.
Generally, in the event of borrower default, a Fund has the right to

Thrivent Mutual Funds
Notes to Financial Statements
June 28, 2024
(unaudited)

use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended June 28, 2024, no Fund reported an accrual for contingent liabilities.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and Liabilities.
As of June 28, 2024, the Funds did not have any unfunded bank loan commitments.
Line of Credit
— Each Fund along with other portfolios managed
by the investment adviser or an affiliate, participate in a $100 million

Thrivent Mutual Funds
Notes to Financial Statements
June 28, 2024
(unaudited)

($50 million committed, $50 million uncommitted) credit facility (the
"line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the Federal Funds Rate or the Overnight Funding Rate
plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit shall expire on December 17, 2024 unless extended by mutual agreement of State Street Bank and Trust Company and the
Funds.  The Funds had no borrowings during the six months ended
June 28, 2024.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a
specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Expense Reimbursements
— For the six months ended June
28, 2024, contractual expense reimbursements to limit expenses to the following percentages were in effect:
Expense reimbursements are accrued daily and paid by Thrivent
Asset Mgt. monthly. Thrivent Asset Mgt. does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.  Acquired fund fees and expenses incurred by the
Funds by investing in other open-ended funds are excluded from reimbursements accrued by the Funds.
Subject to certain limitations, each Fund may invest in other
Funds, Thrivent Cash Management Trust, and Thrivent Core Funds.
These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent
Cash Management Trust.  There are no advisory fees for Thrivent
Core Funds, and therefore no reimbursement is made related to an investment in this funds.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act.  Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Funds presented under this shareholder report, Class
A shares have an annual 12b-1 fee of 0.25%.
Sales Charges and Other Fees
— For the six months ended
June 28, 2024, Thrivent Investment Management Inc. ("Thrivent
Investment Mgt.")and Thrivent Distributors, LLC received $85,094 of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. Each Fund pays a fee equal to the sum of $80,000 plus 0.017% of the Fund's average daily net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly.  For the six months ended June 28, 2024, Thrivent Asset
Mgt. received aggregate fees for accounting and administrative personnel and services of $165,993 from the Funds covered in this shareholder report.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts. These fees are accrued daily
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Diversified Income Plus 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%
Multidimensional Income 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Fund Class A Class S
Expiration
Date
Multidimensional Income N/A 0.75% 2/28/2025

Thrivent Mutual Funds
Notes to Financial Statements
June 28, 2024
(unaudited)

and paid monthly.  For the six months ended June 28, 2024, Thrivent
Investor Services received $420,227 from the Funds for transfer agent services covered in this shareholder report.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent
Mutual Funds.  Thrivent Money Market is not eligible for the deferred plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the
Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan received $19,686 in fees from the Funds covered in this shareholder report for the six months ended June 28, 2024. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment
Mgt., Thrivent Investor Services and Thrivent Distributors, LLC;
however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. This contractual provision may be terminated upon the mutual agreement between the independent Trustees of the Trust and the Adviser.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended June 28, 2024, none of the Funds borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature,
GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.  At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of
June 28, 2024, the tax basis balance has not yet been determined.
At December 31, 2023, the following Funds had accumulated
capital loss carryovers as follows:
To the extent that these Funds realize net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended June 28, 2024, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 28, 2024, the following Funds held restricted securities:
Fund
Capital Loss
Carryover
Diversified Income Plus $ 67,058,704
Multidimensional Income 5,649,315
In thousands
Fund Purchases
Sales/
Paydowns
Diversified Income Plus $187,542 $205,497
Multidimensional Income 7,933 11,097
In thousands
Fund Purchases
Sales/
Paydowns
Diversified Income Plus $80,581 $101,914
Multidimensional Income – 1,750
Fund
Number of
Securities
Percent of Fund's
Net Assets
Diversified Income Plus 4 0.39%
Multidimensional Income 1 0.02%

Thrivent Mutual Funds
Notes to Financial Statements
June 28, 2024
(unaudited)

The Funds have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended June 28, 2024, Diversified Income
Plus Fund engaged in sale transactions in the amount of $5,397,956 with a gain of $589,378, pursuant to Rule 17a-7 of the 1940 Act.
These transaction amounts were greater than 0.045% of each fund's net assets.
(7) RELATED PARTY TRANSACTIONS
As of June 28, 2024, no related parties held shares in excess of
5% of the Funds covered in this shareholder report. Subscription and redemption activity by concentrated accounts may have a
significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of June 28, 2024, no Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Closed-End Fund (“CEF”) Risk
— Investments in CEFs are
subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s
portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the
CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of
“illiquid” securities than typical mutual funds. The Fund is subject to a pro-rata share of the management fees and expenses of each
CEF in addition to the Fund’s management fees and expenses,
resulting in Fund shareholders subject to higher expenses than if they invested directly in CEFs.
Conflicts of Interest Risk
— An investment in the Fund is subject
to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/or such affiliates. The
Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other
Funds. The Adviser may have an incentive (financial or otherwise)
to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are

Thrivent Mutual Funds
Notes to Financial Statements
June 28, 2024
(unaudited)

thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations.
Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other

Thrivent Mutual Funds
Notes to Financial Statements
June 28, 2024
(unaudited)

developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses)
that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism). There is the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund

Thrivent Mutual Funds
Notes to Financial Statements
June 28, 2024
(unaudited)

investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, or affiliated Funds) may make relatively large redemptions or purchases of shares. These transactions may
cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that will be borne by the Fund.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower

Thrivent Mutual Funds
Notes to Financial Statements
June 28, 2024
(unaudited)

yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Diversified Income Plus Fund
Class S Shares
Period Ended 6/28/2024 (unaudited) $ 6.80 $ 0.13 $ 0.06 $ 0.19 $ (0.14) $ –
Year Ended 12/31/2023 6.45 0.27 0.36 0.63 (0.28) –
Year Ended 12/31/2022 7.62 0.21 (1.16) (0.95) (0.22) –
Year Ended 12/31/2021 7.63 0.18 0.32 0.50 (0.18) (0.33)
Year Ended 12/31/2020 7.34 0.20 0.30 0.50 (0.21) –
Year Ended 12/31/2019 6.73 0.23 0.66 0.89 (0.24) (0.04)
Class A Shares
Period Ended 6/28/2024 (unaudited) 6.88 0.13 0.06 0.19 (0.13) –
Year Ended 12/31/2023 6.53 0.27 0.35 0.62 (0.27) –
Year Ended 12/31/2022 7.70 0.20 (1.17) (0.97) (0.20) –
Year Ended 12/31/2021 7.71 0.16 0.32 0.48 (0.16) (0.33)
Year Ended 12/31/2020 7.42 0.19 0.29 0.48 (0.19) –
Year Ended 12/31/2019 6.80 0.21 0.67 0.88 (0.22) (0.04)
Multidimensional Income Fund
Class S Shares
Period Ended 6/28/2024 (unaudited) 8.75 0.20 0.01 0.21 (0.21) –
Year Ended 12/31/2023 8.46 0.39 0.31 0.70 (0.40) –
Year Ended 12/31/2022 10.24 0.37 (1.74) (1.37) (0.39) –
Year Ended 12/31/2021 10.17 0.36 0.21 0.57 (0.36) (0.13)
Year Ended 12/31/2020 10.06 0.43 0.11 0.54 (0.41) –
Year Ended 12/31/2019 9.13 0.38 0.99 1.37 (0.40) –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Return of
Capital Total
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net
Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ – $ (0.14) $ 6.85 2.82% $ 530.1 0.68% 4.00% 0.68% 4.00% 28%
– (0.28) 6.80 10.05% 549.2 0.68% 4.15% 0.68% 4.15% 80%
– (0.22) 6.45 (12.55)% 571.1 0.69% 3.07% 0.69% 3.07% 278%
– (0.51) 7.62 6.55% 679.1 0.68% 2.28% 0.68% 2.28% 268%
– (0.21) 7.63 7.01% 504.0 0.71% 2.83% 0.71% 2.83% 156%
– (0.28) 7.34 13.39% 464.2 0.71% 3.18% 0.71% 3.18% 153%
– (0.13) 6.94 2.81% 446.9 0.93% 3.75% 0.93% 3.75% 28%
– (0.27) 6.88 9.65% 470.4 0.93% 3.90% 0.93% 3.90% 80%
– (0.20) 6.53 (12.64)% 495.4 0.94% 2.82% 0.94% 2.82% 278%
– (0.49) 7.70 6.22% 623.5 0.93% 2.01% 0.93% 2.01% 268%
– (0.19) 7.71 6.67% 609.6 0.95% 2.58% 0.95% 2.58% 156%
– (0.26) 7.42 13.12% 620.6 0.96% 2.96% 0.96% 2.96% 153%
– (0.21) 8.75 2.42% 49.1 0.75% 4.60% 1.16% 4.19% 16%
(0.01) (0.41) 8.75 8.51% 52.8 0.74% 4.56% 1.08% 4.22% 94%
(0.02) (0.41) 8.46 (13.49)% 59.8 0.73% 4.16% 1.01% 3.89% 59%
(0.01) (0.50) 10.24 5.72% 70.2 0.85% 3.38% 1.09% 3.14% 44%
(0.02) (0.43) 10.17 5.74% 37.5 0.85% 4.14% 1.36% 3.63% 61%
(0.04) (0.44) 10.06 15.18% 20.6 1.00% 3.89% 1.60% 3.29% 113%

Change in and Disagreement with Accountants
Not Applicable

Proxy Disclosures
Supplemental Proxy Information
A special meeting of shareholders of Thrivent Multidimensional Income Fund was held on June 27, 2024 and adjourned to August 1, 2024. Shareholders considered and approved an Agreement and Plan of Reorganization providing for the reorganization of Thrivent Multidimensional Income Fund into Thrivent Opportunity Income
Plus Fund. The results of the meeting were as follows:
Shares Outstanding (as of Record Date): 5,902,808.66
Total Shares Voted: 3,007,079.606
Percentage of Shares Voted: 50.943%
Vote Total Shares Voted Percentage of Shares
Voted
Percentage of Shares
Outstanding
For: 2,810,062.345 93.448% 47.606%
Against: 98,460.744 3.274% 1.668%
Abstain: 98,556.517 3.277% 1.670%

Remuneration Paid to Directors, Officers, and Others
The information is disclosed as part of the Financial Statements included in Item 7 of this
Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
Not Applicable

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  August 26, 2024                                                                   Thrivent Mutual Funds

By: /s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 26, 2024                                                                   By: /s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)

Date:  August 26, 2024                                                                   By: /s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)